UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  April 30

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2016 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (45.21%)
U.S. TREASURY NOTES (45.21%)
0.500%, 07/31/2016	$5,000,000	$5,000,000
0.500%, 08/31/2016	15,042,000	15,045,986
0.500%, 09/30/2016	7,500,000	7,503,008
0.500%, 09/30/2016	3,350,000	3,351,343
0.375%, 10/31/2016	8,071,000	8,073,187
0.500%, 11/30/2016	9,047,000	9,051,922
0.500%, 01/31/2017	8,010,000	8,013,733
0.500%, 03/31/2017	15,014,000	15,016,657
0.625%, 05/31/2017	10,065,000	10,071,089
0.625%, 07/31/2017	19,823,000	19,830,751
0.625%, 08/31/2017	5,045,000	5,046,085
0.625%, 09/30/2017	6,050,000	6,051,301
0.750%, 10/31/2017	7,134,000	7,146,399

TOTAL GOVERNMENT BONDS
(Cost $119,110,872)		119,201,461

SHORT TERM INVESTMENTS (44.24%)
MONEY MARKET FUND (3.65%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.210%	9,614,252	9,614,252

U.S. TREASURY BILLS (40.59%)
0.418%, 08/18/2016(a)	4,000,000	3,999,210
0.413%, 09/15/2016(a)	5,000,000	4,997,412
0.575%, 10/13/2016(a)	9,400,000	9,395,516
0.496%, 11/10/2016(a)	10,000,000	9,993,060
0.563%, 12/08/2016(a)	13,350,000	13,336,236
0.565%, 01/05/2017(a)	10,500,000	10,484,460
0.397%, 02/02/2017(a)	10,400,000	10,380,167
0.510%, 03/30/2017(a)	8,500,000	8,477,168
0.570%, 04/27/2017(a)	5,600,000	5,582,450
0.492%, 05/25/2017(a)	10,500,000	10,463,302
0.429%, 06/22/2017(a)	10,000,000	9,960,620
0.402%, 07/20/2017(a)	10,000,000	9,952,660
		107,022,261

TOTAL SHORT TERM INVESTMENTS
(Cost $116,589,792)		116,636,513

TOTAL INVESTMENTS (89.45%)
(Cost $235,700,664)		$235,837,974

Other Assets In Excess Of Liabilities (10.55%)		27,827,714	(b)

NET ASSETS (100.00%)		$263,665,688

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At July 31, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Corn Future	Short	509	09/14/2016	$(8,513,025)	$204,724
Gold 100 Oz Future	Long	63	12/28/2016	8,552,250	145,328
New York Harbor ULSD Future	Short	51	08/31/2016	(2,800,665)	32,823
Silver Future	Long	86	09/28/2016	8,749,210	763,714
Soybean Future	Long	59	09/14/2016	3,009,000	59,006
WTI Crude Future	Short	67	08/22/2016	(2,787,200)	262,515
Equity Contracts
FTSE® 100 Index Future	Long	161	09/16/2016	14,225,980	368,048
Nikkei 225 Index Future	Short	114	09/08/2016	(9,325,200)	167,598
S&P 500® E-Mini Future	Long	129	09/16/2016	13,984,890	324,837
Foreign Currency Contracts
Australian Dollar Currency Future	Long	775	09/19/2016	58,830,250	828,786
Japanese Yen Currency Future	Long	227	09/19/2016	27,862,831	804,400
New Zealand Dollar Currency Future	Long	439	09/19/2016	31,638,730	873,735
Interest Rate Contracts
Canadian 10 Year Bond Future	Long	255	09/21/2016	28,998,889	159,790
Euro-Bund Future	Long	153	09/08/2016	28,704,584	503,804
Long Gilt Future	Long	251	09/28/2016	43,499,744	2,003,267
U.S. 10 Year Note Future	Long	215	09/21/2016	28,605,078	255,538
				$273,235,346	$7,757,913

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future	Long	51	09/28/2016	$2,832,413	$(23,751)
Sugar No. 11 (World) Future	Long	388	09/30/2016	8,278,368	(498,045)
Equity Contracts
Euro STOXX 50® Index Future	Short	286	09/16/2016	(9,538,087)	(406,052)
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	360	09/20/2016	(27,606,600)	(115,110)
Euro FX Currency Future	Short	423	09/19/2016	(59,227,931)	(619,046)
Swiss Franc Currency Future	Short	243	09/19/2016	(31,447,238)	(388,866)
				$(116,709,075)	$(2,050,870)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated
Schedule of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares.

Basis of Consolidation for the Aspen Futures Fund, Ltd.
Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated
Schedule of Investments

July 31, 2016 (Unaudited)

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2016:

Investments in Securities at Value	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Government Bonds	$–	$119,201,461	$–	$119,201,461
Short Term Investments
Money Market Fund	9,614,252	–	–	9,614,252
U.S. Treasury Bills	–	107,022,261	–	107,022,261
TOTAL	$9,614,252	$226,223,722	$–	$235,837,974
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$1,468,110	$–	$–	$1,468,110
Equity Contracts	860,483	–	–	860,483
Foreign Currency Contracts	2,506,921	–	–	2,506,921
Interest Rate Contracts	2,922,399	–	–	2,922,399
Liabilities:
Futures Contracts
Commodity Contracts	(521,796)	–	–	(521,796)
Equity Contracts	(406,052)	–	–	(406,052)
Foreign Currency Contracts	(1,123,022)	–	–	(1,123,022)
TOTAL	$5,707,043	$–	$–	$5,707,043

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2016, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated
Schedule of Investments

July 31, 2016 (Unaudited)

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•
Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•
Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•
Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated
Schedule of Investments

July 31, 2016 (Unaudited)

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Tax Basis of Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$235,700,664	$138,127	$(817)	$137,310

THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
July 31, 2016 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (72.10%)
CONSUMER DISCRETIONARY (19.25%)
Auto & Auto Parts (1.54%)
Gentex Corp.	119,325	2,108,473

Consumer Products (5.03%)
Ethan Allen Interiors, Inc.	55,894	1,941,198
Garmin Ltd.	40,975	2,226,172
Ralph Lauren Corp.	10,956	1,074,674
Select Comfort Corp.(a)	68,336	1,630,497
		6,872,541

Leisure (3.04%)
Cheesecake Factory, Inc.	17,887	925,294
Royal Caribbean Cruises Ltd.	31,338	2,270,125
TripAdvisor, Inc.(a)	13,600	951,592
		4,147,011

Retail (8.43%)
Cabela's, Inc.(a)	40,850	2,109,085
L Brands, Inc.	42,022	3,105,426
TJX Cos., Inc.	67,975	5,554,917
Urban Outfitters, Inc.(a)	24,925	745,258
		11,514,686

Textiles, Apparel & Luxury Goods (1.21%)
Tumi Holdings, Inc.(a)	61,850	1,654,488

TOTAL CONSUMER DISCRETIONARY		26,297,199

CONSUMER, NON-CYCLICAL (0.53%)
Commercial Services (0.53%)
IHS Markit Ltd.(a)	21,025	730,409

TOTAL CONSUMER, NON-CYCLICAL		730,409

ENERGY (2.52%)
Crude Producers (1.33%)
Southwestern Energy Co.(a)	124,950	1,821,771

Oil & Gas Services (0.79%)
Core Laboratories NV	9,200	1,074,652

Oil, Gas & Consumable Fuels (0.40%)
Ultra Petroleum Corp.(a)	281,388	551,520

TOTAL ENERGY		3,447,943

FINANCIAL SERVICES (3.30%)
Banks (0.50%)
TCF Financial Corp.	49,975	679,160

	Shares	Value (Note 2)
FINANCIAL SERVICES (continued)
Consumer Finance & Credit Services (2.14%)
FactSet Research Systems, Inc.	17,031	$2,928,651

Investment Banking & Brokerage (0.66%)
E*Trade Financial Corp.(a)	35,628	893,550

TOTAL FINANCIAL SERVICES		4,501,361

HEALTH CARE (10.84%)
Biotechnology (0.75%)
Myriad Genetics, Inc.(a)	33,100	1,025,438

Medical Equipment & Services (8.69%)
Edwards Lifesciences Corp.(a)	61,500	7,042,980
Intuitive Surgical, Inc.(a)	4,049	2,817,132
Varian Medical Systems, Inc.(a)	21,188	2,007,351
		11,867,463

Medical Specialties (1.40%)
Align Technology, Inc.(a)	21,525	1,918,954

TOTAL HEALTH CARE		14,811,855

INFORMATION TECHNOLOGY (2.06%)
Information Technology (2.06%)
Autodesk, Inc.(a)	47,350	2,814,958

TOTAL INFORMATION TECHNOLOGY		2,814,958

PRODUCER DURABLES (8.43%)
Machinery (3.47%)
Middleby Corp.(a)	39,341	4,735,869

Machinery-Diversified (0.63%)
Graco, Inc.	11,600	858,516

Professional Services (0.99%)
CEB, Inc.	22,550	1,353,902

Software (0.68%)
Paychex, Inc.	15,600	924,768

Transportation & Freight (2.66%)
JetBlue Airways Corp.(a)	96,625	1,771,136
Landstar System, Inc.	26,462	1,865,307
		3,636,443

TOTAL PRODUCER DURABLES		11,509,498

TECHNOLOGY (25.17%)
Computer Technology (0.79%)
Super Micro Computer, Inc.(a)	50,225	1,082,349

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Electronics (7.15%)
ARM Holdings PLC - Sponsored ADR	15,899	$1,055,057
Microchip Technology, Inc.	24,400	1,357,616
Open Text Corp.	66,487	4,051,053
Plexus Corp.(a)	71,988	3,307,129
		9,770,855

Information Technology (9.02%)
Akamai Technologies, Inc.(a)	44,700	2,258,691
Dolby Laboratories, Inc. - Class A	20,175	1,015,004
Intuit, Inc.	43,875	4,869,686
Seagate Technology PLC	61,265	1,962,318
Yahoo!, Inc.(a)	58,025	2,215,975
		12,321,674

Semiconductors (1.83%)
Power Integrations, Inc.	30,175	1,722,087
Synaptics, Inc.(a)	14,975	777,951
		2,500,038

Software (2.64%)
Cognex Corp.	26,625	1,202,651
Medidata Solutions, Inc.(a)	3,050	162,108
Qlik Technologies, Inc.(a)	37,850	1,143,070
RealPage, Inc.(a)	43,400	1,091,510
		3,599,339

Telecommunications (3.74%)
Plantronics, Inc.	57,588	2,778,045
Ubiquiti Networks, Inc.(a)	33,475	1,497,002
ViaSat, Inc.(a)	11,183	825,641
		5,100,688

TOTAL TECHNOLOGY		34,374,943

TOTAL COMMON STOCKS (Cost $69,203,105)		98,488,166

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.06%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$73,452	74,727

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $78,055)		74,727

CORPORATE BONDS (21.39%)
BASIC MATERIALS (0.57%)
Chemicals (0.26%)
Lubrizol Corp.
8.875% 02/01/2019	300,000	355,950

		Principal Amount	Value (Note 2)
Iron/Steel (0.31%)
Nucor Corp.
5.750%	12/01/2017	$406,000	$425,921

TOTAL BASIC MATERIALS			781,871

COMMUNICATIONS (2.27%)
Media (1.54%)
21st Century Fox America, Inc.
6.900%	03/01/2019	372,000	422,074
Comcast Cable Communications Holdings, Inc.
9.455%	11/15/2022	307,000	437,402
Comcast Corp.
5.150%	03/01/2020	715,000	812,127
Viacom, Inc.
5.625%	09/15/2019	393,000	436,146
			2,107,749
Telecommunications (0.73%)
AT&T, Inc.
4.450%	04/01/2024	502,000	556,610
AT&T, Inc.
5.500%	02/01/2018	7,000	7,438
Verizon Communications, Inc.
4.500%	09/15/2020	392,000	435,886
			999,934

TOTAL COMMUNICATIONS			3,107,683

CONSUMER, CYCLICAL (1.67%)
Airlines (0.42%)
Southwest Airlines Co.
2.650%	11/05/2020	557,000	574,577

Retail (1.25%)
Advance Auto Parts, Inc.
5.750%	05/01/2020	388,000	433,524
CVS Health Corp.
4.125%	05/15/2021	372,000	411,158
McDonald's Corp.
6.300%	03/01/2038	292,000	395,521
Wal-Mart Stores, Inc.
6.200%	04/15/2038	316,000	459,943
			1,700,146

TOTAL CONSUMER, CYCLICAL			2,274,723

CONSUMER, NON-CYCLICAL (1.67%)
Beverages (0.67%)
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/2022	443,000	454,690
Pepsi Bottling Group, Inc., Series B
7.000%	03/01/2029	318,000	462,670
			917,360

		Principal Amount	Value (Note 2)
Commercial Services (0.32%)
Total System Services, Inc.
2.375%	06/01/2018	$431,000	$434,066

Healthcare-Services (0.32%)
UnitedHealth Group, Inc.
3.350%	07/15/2022	406,000	437,155

Pharmaceuticals (0.36%)
Johnson & Johnson
5.850%	07/15/2038	330,000	490,436

TOTAL CONSUMER, NON-CYCLICAL			2,279,017

ENERGY (2.65%)
Oil & Gas (0.53%)
Conoco Funding Co.
7.250%	10/15/2031	311,000	399,703
Noble Energy, Inc.
8.250%	03/01/2019	289,000	331,252
			730,955
Pipelines (2.12%)
Energy Transfer Partners LP
9.700%	03/15/2019	374,000	431,708
Enterprise Products Operating LLC
5.200%	09/01/2020	408,000	461,419
Kinder Morgan Energy Partners LP
9.000%	02/01/2019	320,000	367,106
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp.
4.500%	07/15/2023	448,000	439,805
ONEOK Partners LP
3.200%	09/15/2018	440,000	449,642
Plains All American Pipeline LP / PAA Finance Corp.
8.750%	05/01/2019	318,000	368,579
TransCanada PipeLines Ltd.
7.250%	08/15/2038	269,000	376,202
			2,894,461

TOTAL ENERGY			3,625,416

FINANCIAL (3.25%)
Banks (1.33%)
Bank of America Corp.
5.625%	07/01/2020	379,000	430,323
JPMorgan Chase & Co.
4.400%	07/22/2020	394,000	432,009
Royal Bank of Scotland Group PLC, Series 1
9.118%	Perpetual Maturity (b)	3,000	3,019
US Bancorp
2.950%	07/15/2022	411,000	431,415
Wachovia Corp.
5.750%	06/15/2017	500,000	520,165
			1,816,931
Diversified Financial Services (1.00%)
American Express Co.
7.000%	03/19/2018	414,000	451,581

		Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp.
5.875%	01/14/2038	$331,000	$456,857
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018	381,000	458,061
			1,366,499
Insurance (0.63%)
American International Group, Inc.
4.875%	06/01/2022	390,000	438,144
MetLife, Inc., Series A
6.817%	08/15/2018	383,000	425,307
			863,451
Real Estate Investment Trusts (0.29%)
Welltower, Inc.
2.250%	03/15/2018	391,000	395,157

TOTAL FINANCIAL			4,442,038

GOVERNMENT (0.30%)
Multi-National (0.30%)
Corporacion Andina de Fomento
8.125%	06/04/2019	343,000	406,884
Corporacion Andina de Fomento
5.750%	01/12/2017	1,000	1,021
			407,905

TOTAL GOVERNMENT			407,905

INDUSTRIAL (3.13%)
Aerospace/Defense (0.62%)
Lockheed Martin Corp.
4.250%	11/15/2019	367,000	401,406
Rockwell Collins, Inc.
3.700%	12/15/2023	408,000	446,968
			848,374
Electrical Components & Equipment (0.29%)
Emerson Electric Co.
5.000%	04/15/2019	356,000	391,193

Electronics (0.31%)
Corning, Inc.
6.625%	05/15/2019	377,000	422,946

Engineering & Construction (0.32%)
Fluor Corp.
3.375%	09/15/2021	416,000	445,264

Environmental Control (0.31%)
Republic Services, Inc.
5.500%	09/15/2019	376,000	421,080

Miscellaneous Manufacturing (0.32%)
Tyco Electronics Group SA
3.500%	02/03/2022	409,000	433,146

		Principal Amount	Value (Note 2)
Transportation (0.96%)
Burlington North SF LLC
4.700%	10/01/2019	$390,000	$431,808
CSX Corp.
7.375%	02/01/2019	367,000	421,286
United Parcel Service, Inc.
6.200%	01/15/2038	311,000	458,624
			1,311,718

TOTAL INDUSTRIAL			4,273,721

UTILITIES (5.88%)
Electric (5.64%)
Ameren Illinois Co.
9.750%	11/15/2018	370,000	437,877
Arizona Public Service Co.
8.750%	03/01/2019	370,000	436,001
CMS Energy Corp.
5.050%	03/15/2022	367,000	418,075
Commonwealth Edison Co.
4.000%	08/01/2020	353,000	387,403
Consolidated Edison Co. of New York, Inc.
7.125%	12/01/2018	331,000	375,053
Edison International
3.750%	09/15/2017	413,000	424,992
Georgia Power Co.
5.400%	06/01/2018	344,000	371,028
Interstate Power & Light Co.
3.650%	09/01/2020	370,000	395,284
ITC Holdings Corp.
4.050%	07/01/2023	413,000	441,568
Jersey Central Power & Light Co.
7.350%	02/01/2019	469,000	527,591
Nevada Power Co.
7.125%	03/15/2019	316,000	363,334
Oncor Electric Delivery Co. LLC
7.000%	09/01/2022	351,000	447,317
PacifiCorp
5.650%	07/15/2018	17,000	18,534
PPL Capital Funding, Inc.
3.500%	12/01/2022	549,000	578,751
PSEG Power LLC
5.125%	04/15/2020	387,000	427,723
PSEG Power LLC
5.320%	09/15/2016	440,000	442,197
Puget Energy, Inc.
5.625%	07/15/2022	362,000	415,536
TECO Finance, Inc.
6.572%	11/01/2017	338,000	357,188
Wisconsin Electric Power Co.
2.950%	09/15/2021	408,000	433,043
			7,698,495

		Principal Amount	Value (Note 2)
Gas (0.24%)
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	$305,000	$330,574

TOTAL UTILITIES			8,029,069

TOTAL CORPORATE BONDS (Cost $28,307,498)			29,221,443

FOREIGN GOVERNMENT BONDS (0.31%)
Province of Quebec Canada, Series NN
7.125%	02/09/2024	320,000	426,264

TOTAL FOREIGN GOVERNMENT BONDS (Cost $408,949)			426,264

GOVERNMENT & AGENCY OBLIGATIONS (0.07%)
U.S. Treasury Bonds
6.500%	11/15/2026	62,000	91,956

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $88,626)			91,956

	Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.81%)
MONEY MARKET FUND (1.42%)
Fidelity Institutional Money Market
Government Portfolio - Class I	0.25%(c)	1,944,760	1,944,760

U.S. TREASURY BILLS (4.39%)
U.S. Treasury Bill, 10/13/2016	0.56%(d)	6,000,000	5,997,138

TOTAL SHORT TERM INVESTMENTS (Cost $7,937,947)			7,941,898

TOTAL INVESTMENTS (99.74%) (Cost $106,024,180)			$136,244,454

Other Assets In Excess Of Liabilities (0.26%)			348,986

NET ASSETS (100.00%)			$136,593,440

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

When such prices or quotations are not available, or when the Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments

July 31, 2016 (Unaudited)

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks(a)	$98,488,166	$–	$–	$98,488,166
Asset/Mortgage Backed Securities	–	74,727	–	74,727
Corporate Bonds	–	29,221,443	–	29,221,443
Foreign Government Bonds	–	426,264	–	426,264
Government & Agency Obligations	–	91,956	–	91,956
Short Term Investments Money Market Fund	1,944,760	–	–	1,944,760
U.S. Treasury Bills	–	5,997,138	–	5,997,138
TOTAL	$100,432,926	$35,811,528	$–	$136,244,454

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2016, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$33,810,208
Gross depreciation
(excess of tax cost over value)	(3,589,988)
Net unrealized appreciation	$30,220,220
Cost of investments for income tax purposes	$106,024,234

Schedule of Investments
Emerald Growth Fund
July 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.36%
Consumer Discretionary: 22.29%
558,780	American Eagle Outfitters, Inc.	$10,013,338
215,312	Burlington Stores, Inc.(a)	16,473,521
1,240,166	Chegg, Inc.(a)	6,684,495
80,951	Churchill Downs, Inc.	10,615,105
132,625	Chuy's Holdings, Inc.(a)	4,472,115
203,422	Dave & Buster's Entertainment, Inc.(a)	9,052,279
102,377	Diversified Restaurant Holdings, Inc.(a)	122,852
157,240	Fitbit, Inc., Class A(a)	2,147,898
336,804	Five Below, Inc.(a)	17,180,372
52,760	Hibbett Sports, Inc.(a)	1,842,379
41,380	IMAX Corp.(a)	1,307,194
130,736	Jack in the Box, Inc.	11,555,755
251,320	Kate Spade & Co.(a)	5,451,131
410,040	Kona Grill, Inc.(a)	5,125,500
193,076	Malibu Boats, Inc., Class A(a)	2,633,557
304,623	Marcus Corp.	6,747,399
293,353	MarineMax, Inc.(a)	5,925,731
172,848	Matthews International Corp., Class A	10,389,893
265,429	Nexstar Broadcasting Group, Inc., Class A	13,417,436
313,522	NutriSystem, Inc.	9,273,981
257,802	Ollie's Bargain Outlet Holdings, Inc.(a)	6,738,944
513,550	Penn National Gaming, Inc.(a)	7,713,521
340,589	Planet Fitness, Inc., Class A(a)	6,982,074
209,891	Red Robin Gourmet Burgers, Inc.(a)	10,150,329
808,682	Sequential Brands Group, Inc.(a)	6,574,585
327,435	Steven Madden Ltd.(a)	11,466,774
460,803	Tile Shop Holdings, Inc.(a)	7,856,691
385,958	Tilly's, Inc., Class A(a)	2,196,101
219,190	Urban Outfitters, Inc.(a)	6,553,781
		216,664,731

Energy: 1.58%
505,717	Callon Petroleum Co.(a)	5,760,117
204,082	Rice Energy, Inc.(a)	4,759,192
742,405	Synergy Resources Corp.(a)	4,833,057
		15,352,366

Financial Services: 16.19%
179,313	Atlas Financial Holdings, Inc.(a)	3,085,977
444,575	Bank of the Ozarks, Inc.	16,000,254
533,175	Bofl Holding, Inc.(a)	8,968,004
564,475	CareTrust REIT, Inc.	8,156,664
162,924	Customers Bancorp, Inc.(a)	4,193,664
222,656	CyrusOne, Inc., REIT	12,206,002
320,602	Education Realty Trust, Inc., REIT	15,433,780
243,527	FCB Financial Holdings, Inc., Class A(a)	8,516,139
Shares		Value (Note 2)
Financial Services (continued)
122,502	First Choice Bank	$1,868,149
235,810	Global Medical REIT, Inc.	2,575,045
148,203	Howard Bancorp, Inc.(a)	1,907,373
142,835	LendingTree, Inc.(a)	14,423,478
318,176	Live Oak Bancshares, Inc.	4,171,287
144,301	Marcus & Millichap, Inc.(a)	3,865,824
144,926	National Commerce Corp.(a)	3,523,151
470,030	Opus Bank	15,172,568
278,556	Pacific Premier Bancorp, Inc.(a)	6,727,127
251,198	QTS Realty Trust, Inc., REIT, Class A	14,381,086
305,597	Virtu Financial, Inc., Class A	5,256,268
295,980	Walker & Dunlop, Inc.(a)	7,005,847
		157,437,687

Health Care: 17.90%
81,504	Acadia Healthcare Co., Inc.(a)	4,604,976
345,958	Adamas Pharmaceuticals, Inc.(a)	5,223,966
225,783	Aimmune Therapeutics, Inc.(a)	2,707,138
155,069	Alder Biopharmaceuticals, Inc.(a)	4,977,715
689,848	Amicus Therapeutics, Inc.(a)	4,635,778
271,791	Applied Genetic Technologies Corp.(a)	4,085,019
329,538	AtriCure, Inc.(a)	5,005,682
118,256	Bluebird Bio, Inc.(a)	6,761,878
87,869	Cantel Medical Corp.	5,882,829
268,526	Cepheid(a)	9,487,024
155,393	Impax Laboratories, Inc.(a)	4,882,448
200,682	Imprivata, Inc.(a)	3,837,040
516,842	Insmed, Inc.(a)	5,917,841
214,722	Integer Holdings Corp.(a)	4,768,976
25,509	Intercept Pharmaceuticals, Inc.(a)	4,413,822
84,687	Intrexon Corp.(a)	2,145,122
443,454	K2M Group Holdings, Inc.(a)	7,432,289
198,252	MacroGenics, Inc.(a)	6,064,529
142,164	NantHealth, Inc.(a)	1,435,856
332,717	NeoGenomics, Inc.(a)	2,901,292
164,720	Neurocrine Biosciences, Inc.(a)	8,273,886
44,793	Omnicell, Inc.(a)	1,732,593
64,558	PAREXEL International Corp.(a)	4,315,702
43,680	Patheon NV(a)	1,129,565
413,878	Portola Pharmaceuticals, Inc.(a)	10,744,273
112,940	Reata Pharmaceuticals, Inc., Class A(a)	1,810,428
167,414	Sarepta Therapeutics, Inc.(a)	4,232,226
304,582	Teladoc, Inc.(a)	5,311,910
95,688	Ultragenyx Pharmaceutical, Inc.(a)	6,055,137
629,962	Veeva Systems, Inc., Class A(a)	23,932,256
78,379	WellCare Health Plans, Inc.(a)	8,370,877
197,767	ZIOPHARM Oncology, Inc.(a)	961,148
		174,041,221

Materials & Processing: 8.42%
392,055	Apogee Enterprises, Inc.	18,328,571
93,930	Berry Plastics Group, Inc.(a)	3,851,130

Shares		Value (Note 2)
Materials & Processing (continued)
292,710	GMS, Inc.(a)	$7,390,928
588,307	Headwaters, Inc.(a)	11,701,426
435,435	Installed Building Products, Inc.(a)	15,601,636
167,977	Masonite International Corp.(a)	11,729,834
273,687	Trex Co., Inc.(a)	13,273,820
		81,877,345

Producer Durables: 6.08%
110,142	Blue Bird Corp.(a)	1,551,901
117,990	Dycom Industries, Inc.(a)	11,096,959
163,252	Generac Holdings, Inc.(a)	6,169,293
336,190	Knoll, Inc.	8,488,797
150,962	Korn/Ferry International	3,473,636
166,490	Spirit Airlines, Inc.(a)	7,117,448
128,365	Tennant Co.	8,225,629
517,342	Tutor Perini Corp.(a)	12,995,631
		59,119,294

Technology: 22.09%
308,061	Alarm.com Holdings, Inc.(a)	8,850,593
222,080	Applied Optoelectronics, Inc.(a)	2,629,427
162,192	Cavium, Inc.(a)	7,569,501
289,476	ChannelAdvisor Corp.(a)	4,562,142
448,332	Ciena Corp.(a)	8,603,491
278,629	comScore, Inc.(a)	7,230,423
219,434	Cornerstone OnDemand, Inc.(a)	9,477,354
233,196	EPAM Systems, Inc.(a)	16,379,687
294,311	Everyday Health, Inc.(a)	2,401,578
174,185	Gigamon, Inc.(a)	8,137,923
456,824	GTT Communications, Inc.(a)	9,378,597
148,119	Guidewire Software, Inc.(a)	9,104,875
310,637	Imperva, Inc.(a)	14,637,215
50,834	Inphi Corp.(a)	1,788,340
85,585	IPG Photonics Corp.(a)	7,213,960
253,570	Lumentum Holdings, Inc.(a)	7,670,492
230,789	MACOM Technology Solutions Holdings, Inc.(a)	9,118,473
296,156	Mercury Systems, Inc.(a)	7,676,364
367,767	Microsemi Corp.(a)	14,342,913
90,503	MicroStrategy, Inc., Class A(a)	15,828,070
311,360	Model N, Inc.(a)	4,019,658
166,903	Proofpoint, Inc.(a)	12,662,931
176,161	Qlik Technologies, Inc.(a)	5,320,062
221,026	Reis, Inc.	5,587,537
282,506	Sigma Designs, Inc.(a)	1,892,790
74,132	Synchronoss Technologies, Inc.(a)	2,768,089
120,080	Take-Two Interactive Software, Inc.(a)	4,824,814
500,677	Telenav, Inc.(a)	2,493,371
207,789	Xactly Corp.(a)	2,580,739
		214,751,409

Shares		Value (Note 2)
Utilities: 3.81%
1,192,146	8x8, Inc.(a)	$16,392,007
90,488	Cogent Communications Holdings, Inc.	3,866,552
2,824,405	Vonage Holdings Corp.(a)	16,748,722
		37,007,281

	Total Common Stocks (Cost $865,943,838)	956,251,334

SHORT TERM INVESTMENTS: 2.57%
	Dreyfus Government Cash Management Fund - Institutional Class
24,978,023	0.230% (7-Day Yield)	24,978,023

	Total Short Term Investments (Cost $24,978,023)	24,978,023

Total Investments: 100.93% (Cost $890,921,861)		981,229,357

Liabilities In Excess Of Other Assets: (0.93)%		(9,065,219)
Net Assets: 100.00%		$972,164,138

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
July 31, 2016 (Unaudited)
Shares		Value (Note 2)
COMMON STOCKS: 94.64%
Consumer Discretionary: 16.11%
6,012	Big Lots, Inc.	$319,718
19,230	Carriage Services, Inc.	467,481
41,641	Gray Television, Inc.(a)	412,246
20,851	Interval Leisure Group, Inc.	374,901
23,517	MDC Partners, Inc., Class A	300,077
26,848	Party City Holdco, Inc.(a)	430,105
14,306	Viad Corp.	498,135
		2,802,663

Financial Services: 33.33%
66,762	Cedar Realty Trust, Inc., REIT	536,766
18,282	Corporate Office Properties Trust, REIT	547,729
11,268	CyrusOne, Inc., REIT	617,712
14,531	Employers Holdings, Inc.	414,424
188,667	Everi Holdings, Inc.(a)	358,467
18,082	First Financial Bancorp	385,327
18,663	First Merchants Corp.	488,971
16,207	Great Western Bancorp, Inc.	537,587
16,648	Live Oak Bancshares, Inc.	218,255
13,042	Opus Bank	420,996
20,662	Provident Financial Services, Inc.	416,339
24,821	Ramco-Gershenson Properties Trust, REIT	492,449
3,620	SVB Financial Group(a)	363,520
		5,798,542

Materials & Processing: 7.65%
11,281	Koppers Holdings, Inc.(a)	356,705
54,345	Mercer International, Inc.	428,783
15,721	NN, Inc.	265,213
10,443	Steel Dynamics, Inc.	280,081
		1,330,782

Producer Durables: 13.74%
7,541	Cubic Corp.	307,975
17,312	Darling Ingredients, Inc.(a)	273,183
15,841	Ducommun, Inc.(a)	306,365
8,509	EMCOR Group, Inc.	473,951
10,463	Generac Holdings, Inc.(a)	395,397
6,119	ICF International, Inc.(a)	253,204
15,575	MasTec, Inc.(a)	380,809
		2,390,884

Technology: 16.34%
18,616	ARRIS International PLC(a)	507,100
13,879	Microsemi Corp.(a)	541,281
24,320	Perficient, Inc.(a)	540,390
27,587	Rudolph Technologies, Inc.(a)	486,083

Shares		Value (Note 2)
Technology (continued)
7,740	Synaptics, Inc.(a)	$402,093
60,088	Xcerra Corp.(a)	366,537
		2,843,484

Utilities: 7.47%
10,878	Great Plains Energy, Inc.	323,947
89,996	Vonage Holdings Corp.(a)	533,676
19,967	West Corp.	441,470
		1,299,093

	Total Common Stocks (Cost $14,314,790)	16,465,448

SHORT TERM INVESTMENTS: 5.36%
	Dreyfus Government Cash Management Fund - Institutional Class
932,396	0.230% (7-Day Yield)	932,396

	Total Short Term Investments (Cost $932,396)	932,396

Total Investments: 100.00% (Cost $15,247,186)		17,397,844

Liabilities In Excess Of Other Assets: 0.00%(b)		(695)
Net Assets: 100.00%		$17,397,149

(a)	Non-income producing security.
(b)	Less than 0.0005% of Net Assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
July 31, 2016 (Unaudited)
Shares		Value (Note 2)
COMMON STOCKS: 96.79%
Consumer Discretionary: 24.85%
2,009	Brunswick Corp.	$99,687
3,499	Cinemark Holdings, Inc.	131,562
1,883	Dick's Sporting Goods, Inc.	96,579
3,578	Dollar General Corp.	338,980
13,245	Fitbit, Inc., Class A(a)	180,927
3,476	Foot Locker, Inc.	207,239
2,157	GameStop Corp., Class A	66,759
1,426	Harman International Industries, Inc.	117,845
8,712	Hilton Worldwide Holdings, Inc.	202,031
8,208	IMAX Corp.(a)	259,291
2,155	Jack in the Box, Inc.	190,480
6,244	Kate Spade & Co.(a)	135,432
4,676	MGM Resorts International(a)	112,130
920	Norwegian Cruise Line Holdings Ltd.(a)	39,192
447	O'Reilly Automotive, Inc.(a)	129,912
4,456	Ross Stores, Inc.	275,514
1,724	Signet Jewelers Ltd.	151,557
638	Ulta Salon Cosmetics & Fragrance, Inc.(a)	166,652
2,287	Under Armour, Inc., Class A(a)	90,245
2,303	Under Armour, Inc., Class C	82,217
1,160	Whirlpool Corp.	223,138
		3,297,369

Consumer Staples: 4.85%
1,341	ConAgra Foods, Inc.	62,705
4,012	Hain Celestial Group, Inc.(a)	211,794
855	Mead Johnson Nutrition Co.	76,266
1,419	Monster Beverage Corp.(a)	227,934
1,175	WhiteWave Foods Co.(a)	65,201
		643,900

Energy: 3.49%
2,844	Cabot Oil & Gas Corp.	70,161
1,945	Diamondback Energy, Inc.(a)	170,752
6,240	Rice Energy, Inc.(a)	145,517
2,129	Spectra Energy Corp.	76,580
		463,010

Financial Services: 13.77%
1,597	Affiliated Managers Group, Inc.(a)	234,408
1,064	Alliance Data Systems Corp.(a)	246,444
3,266	Bank of the Ozarks, Inc.	117,543
5,091	CubeSmart, REIT	151,254
349	Equinix, Inc., REIT	130,132
2,370	Mid-America Apartment Communities, Inc., REIT	251,267

Shares		Value (Note 2)
Financial Services (continued)
1,687	PacWest Bancorp	$69,757
2,794	PayPal Holdings, Inc.(a)	104,048
2,450	S&P Global, Inc.	299,390
2,226	SVB Financial Group(a)	223,535
		1,827,778

Health Care: 14.32%
3,138	Abbott Laboratories	140,426
1,158	Acadia Healthcare Co., Inc.(a)	65,427
2,118	Akorn, Inc.(a)	72,499
1,641	Alnylam Pharmaceuticals, Inc.(a)	111,719
2,683	Bluebird Bio, Inc.(a)	153,414
2,766	Catalent, Inc.(a)	70,644
4,246	Cepheid(a)	150,011
633	Edwards Lifesciences Corp.(a)	72,491
654	Illumina, Inc.(a)	108,793
2,336	Incyte Corp. Ltd.(a)	210,731
5,931	Intrexon Corp.(a)	150,232
600	Patheon NV(a)	15,516
1,917	VCA, Inc.(a)	136,759
7,398	Veeva Systems, Inc., Class A(a)	281,050
881	WellCare Health Plans, Inc.(a)	94,091
830	West Pharmaceutical Services, Inc.	66,632
		1,900,435

Materials & Processing: 8.35%
609	Acuity Brands, Inc.	159,820
5,675	Axalta Coating Systems Ltd.(a)	162,021
3,209	Crown Holdings, Inc.(a)	169,981
6,174	Masco Corp.	225,228
4,683	Steel Dynamics, Inc.	125,598
2,136	Vulcan Materials Co.	264,821
		1,107,469

Producer Durables: 8.06%
368	AO Smith Corp.	34,183
660	Carlisle Cos., Inc.	68,171
1,239	Dycom Industries, Inc.(a)	116,528
3,156	Korn/Ferry International	72,620
2,278	Middleby Corp.(a)	274,226
1,151	Snap-on, Inc.	180,903
8,724	Southwest Airlines Co.	322,875
		1,069,506

Technology: 19.10%
4,097	Activision Blizzard, Inc.	164,535
7,588	ARRIS International PLC(a)	206,697
1,213	Broadcom Ltd.	196,482
4,321	Cavium, Inc.(a)	201,661
1,813	EPAM Systems, Inc.(a)	127,345
2,018	Intuit, Inc.	223,978
929	IPG Photonics Corp.(a)	78,305
657	NVIDIA Corp.	37,515

Shares		Value (Note 2)
Technology (continued)
13,725	ON Semiconductor Corp.(a)	$137,662
1,266	Palo Alto Networks, Inc.(a)	165,707
3,216	Proofpoint, Inc.(a)	243,998
2,072	SBA Communications Corp., Class A(a)	238,280
2,426	ServiceNow, Inc.(a)	181,756
3,340	Skyworks Solutions, Inc.	220,507
3,382	VeriFone Systems, Inc.(a)	64,799
16,080	Zynga, Inc., Class A(a)	46,149
		2,535,376

	Total Common Stocks (Cost $11,691,752)	12,844,843

MASTER LIMITED PARTNERSHIPS: 0.80%
Financial Services: 0.80%
2,965	Lazard Ltd., Class A	105,969

	Total Master Limited Partnerships (Cost $101,563)	105,969

SHORT TERM INVESTMENTS: 2.59%
	Dreyfus Government Cash Management Fund - Institutional Class
344,332	0.230% (7-Day Yield)	344,332

	Total Short Term Investments (Cost $344,332)	344,332

Total Investments: 100.18% (Cost $12,137,647)		13,295,144

Liabilities In Excess Of Other Assets: (0.18)%		(23,860)
Net Assets: 100.00%		$13,271,284

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Banking and Finance Fund
July 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.08%
Financial Services: 99.01%
Banks: Diversified: 79.43%
100,000	1st Source Corp.	$3,361,000
113,100	Alerus Financial Corp.	1,993,387
53,798	American Business Bank(a)	1,506,344
80,000	American Riviera Bank(a)	899,200
171,237	Ameris Bancorp	5,678,219
314,286	Bank of the Ozarks, Inc.	11,311,153
171,605	BNC Bancorp	4,163,137
225,409	Bridge Bancorp, Inc.	6,561,656
33,594	Cardinal Financial Corp.	865,381
203,323	CenterState Banks, Inc.	3,387,361
190,470	ConnectOne Bancorp, Inc.	3,220,848
922	Consumers Bancorp, Inc.	14,614
69,144	CU Bancorp(a)	1,642,861
190,303	Customers Bancorp, Inc.(a)	4,898,399
167,748	Eagle Bancorp, Inc.(a)	8,647,409
228,773	Equity Bancshares, Inc., Class A(a)	5,167,982
86,853	Farmers National Banc Corp.	829,446
191,017	FCB Financial Holdings, Inc., Class A(a)	6,679,864
188,963	First Bank(a)	1,381,320
36,040	First Busey Corp.	811,981
119,800	First Business Financial Services, Inc.	2,840,458
163,498	First Choice Bank	2,493,351
142,037	First Foundation, Inc.(a)	3,381,901
140,000	First NBC Bank Holding Co.(a)	2,664,200
38,966	First of Long Island Corp.	1,182,618
170,772	Franklin Financial Network, Inc.(a)	5,785,755
246,394	Freedom Bank of Virginia(a)	2,186,747
55,120	FVC Bankcorp, Inc.(a)	964,545
169,868	Gold Coast Bank(a)	2,144,583
109,516	Great Western Bancorp, Inc.	3,632,646
22,506	Guaranty Bancorp	379,676
138,670	Heritage Commerce Corp.	1,453,262
440,592	Home BancShares, Inc.	9,195,155
16,003	HopFed Bancorp, Inc.	182,274
114,296	Howard Bancorp, Inc.(a)	1,470,990
15,250	Independent Bank Corp.	765,703
50,000	Independent Bank Corporation	769,000
60,120	John Marshall Bank(a)	976,349
65,781	Lakeland Bancorp, Inc.	783,452
31,077	Lakeland Financial Corp.	1,595,804
220,060	Live Oak Bancshares, Inc.	2,884,987
44,420	MainSource Financial Group, Inc.	989,233
141,177	MainStreet Bank(a)	1,725,042
259,003	Malvern Bancorp, Inc.(a)	4,055,987
30	Mechanics Bank(a)	813,000
87,881	Mercantile Bank Corp.	2,212,844
45,870	Meridian Bancorp, Inc.	674,289

Shares		Value (Note 2)
Banks: Diversified (continued)
239,209	National Commerce Corp.(a)	$5,815,171
48,060	Nicolet Bankshares, Inc.(a)	1,747,462
224	Oak Valley Bancorp	2,218
87,388	Old Line Bancshares, Inc.	1,672,606
157,572	Opus Bank	5,086,424
60,410	Pacific Mercantile Bancorp(a)	412,600
169,325	Pacific Premier Bancorp, Inc.(a)	4,089,199
151,362	PacWest Bancorp	6,258,819
75,493	Paragon Commercial Corp.(a)	2,723,787
133,412	Pinnacle Financial Partners, Inc.	7,085,511
81,590	PrivateBancorp, Inc.	3,606,278
80,000	Puget Sound Bancorp, Inc.(a)	1,506,800
30,000	QCR Holdings, Inc.	889,200
45,042	Renasant Corp.	1,451,253
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	1,141,167
62,200	Seacoast Commerce Banc Holdings	948,550
128,065	ServisFirst Bancshares, Inc.	6,483,931
71,512	Signature Bank(a)	8,598,603
66,236	Simmons First National Corp., Class A	3,043,544
46,032	Southern First Bancshares, Inc.(a)	1,245,626
20,598	Southern National Bancorp of Virginia, Inc.	274,571
129,815	Stonegate Bank	4,113,837
111,196	SVB Financial Group(a)	11,166,302
39,610	Triumph Bancorp, Inc.(a)	691,987
62,500	Unity Bancorp, Inc.	788,750
187,675	WashingtonFirst Bankshares, Inc.	4,504,200
106,242	West Town Bank & Trust(a)	2,045,159
108,804	Western Alliance Bancorp(a)	3,702,600
154,743	Yadkin Financial Corp.	3,897,976
		226,219,544

Banks: Savings, Thrift & Mortgage Lending: 10.59%
225,594	Atlantic Coast Financial Corp.(a)	1,353,564
180,325	BankUnited, Inc.	5,413,356
10,350	Bofl Holding, Inc.(a)	174,087
125,475	First Resource Bank	865,778
82,750	Flushing Financial Corp.	1,846,153
103,401	Heritage Financial Corp.	1,805,381
11,680	Home Bancorp, Inc.	338,019
18,520	Home Federal Bancorp, Inc.	405,773
120,788	Meta Financial Group, Inc.	6,605,896
182,919	OceanFirst Financial Corp.	3,449,852
45,843	Sterling Bancorp	774,288
49,746	Sunshine Bancorp, Inc.(a)	707,886
30,890	Sussex Bancorp	466,439
169,608	WSFS Financial Corp.	5,968,506
		30,174,978

Commercial Banks: 1.06%
30,814	County Bancorp, Inc.	641,547

Shares		Value (Note 2)
Commercial Banks (continued)
157,712	Investar Holding Corp.	$2,373,566
		3,015,113

Consumer Lending: 2.35%
66,381	LendingTree, Inc.(a)	6,703,153

Diversified Financial Services: 1.50%
147,723	MidWestOne Financial Group, Inc.	4,276,581

Insurance: 0.59%
50,000	James River Group Holdings Ltd.	1,683,000

Insurance: Property-Casualty: 0.96%
30,000	Atlas Financial Holdings, Inc.(a)	516,300
40,000	Federated National Holdings Co.	838,000
47,570	Kinsale Capital Group, Inc.(a)	869,104
31,441	United Insurance Holdings Corp.	498,654
		2,722,058

Real Estate Investment Trusts (REITs): 2.08%
45,360	American Campus Communities, Inc., REIT	2,452,615
21,370	American Farmland Co., REIT	127,365
49,360	Education Realty Trust, Inc., REIT	2,376,191
92,800	Independence Realty Trust, Inc., REIT	838,912
8,100	Whitestone REIT	130,977
		5,926,060

Real Estate Management & Development: 0.05%
5,740	Marcus & Millichap, Inc.(a)	153,775

Securities Brokerage & Services: 0.40%
65,456	Virtu Financial, Inc., Class A	1,125,843

Technology: 0.07%
Computer Services Software & Systems: 0.07%
5,000	Black Knight Financial Services, Inc., Class A(a)	194,250

	Total Common Stocks (Cost $239,211,316)	282,194,355

SHORT TERM INVESTMENTS: 0.06%
	Dreyfus Government Cash Management Fund - Institutional Class
178,213	0.230% (7-Day Yield)	178,213

	Total Short Term Investments (Cost $178,213)	178,213

Total Investments: 99.14%
(Cost $239,389,529)	$282,372,568

Other Assets In Excess Of Liabilities: 0.86%	2,446,924
Net Assets: 100.00%	$284,819,492

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund and Emerald Insights Fund seeks to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks to achieve long-term capital appreciation.  The Emerald Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$956,251,334	$–	$–	$956,251,334
Short Term Investments	24,978,023	–	–	24,978,023
TOTAL	$981,229,357	$–	$–	$981,229,357

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$16,465,448	$–	$–	$16,465,448
Short Term Investments	932,396	–	–	932,396
TOTAL	$17,397,844	$–	$–	$17,397,844

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$12,844,843	$–	$–	$12,844,843
Master Limited Partnerships(a)	105,969	–	–	105,969
Short Term Investments	344,332	–	–	344,332
TOTAL	$13,295,144	$–	$–	$13,295,144

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$282,194,355	$–	$–	$282,194,355
Short Term Investments	178,213	–	–	178,213
TOTAL	$282,372,568	$–	$–	$282,372,568

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three month period ended July 31, 2016, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2

Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$3,911,789	$-	$-	$(3,911,789)
Total	$3,911,789	$-	$-	$(3,911,789)

The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. For the three month period ended July 31, 2016, the Emerald Growth Fund, Emerald Small Cap Value Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the period ended July 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2016 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$154,159,367	$(68,080,967)	$86,078,400	$895,150,957
Emerald Small Cap Value Fund	3,250,601	(1,175,540)	2,075,061	15,322,783
Emerald Insights Fund	1,582,584	(671,748)	910,836	12,384,308
Emerald Banking and Finance Fund	54,033,744	(11,410,499)	42,623,245	239,749,323

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.14%)
Australia (1.93%)
CTI Logistics, Ltd.	1,533,161	$1,048,613
Greencross, Ltd.	983,600	5,247,358
Magellan Financial Group, Ltd.	220,800	3,832,483
Medical Developments International, Ltd.	518,738	2,361,347
Reject Shop, Ltd.	159,931	1,565,430
		14,055,231

Austria (0.92%)
Palfinger AG	226,240	6,743,285

Belgium (0.79%)
Melexis NV	87,784	5,763,912

Brazil (0.85%)
FPC Par Corretora de Seguros SA	764,700	3,065,970
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	347,700	3,124,839
		6,190,809

Britain (8.76%)
Abcam PLC	317,566	3,215,162
Alliance Pharma PLC	3,193,134	1,933,373
Arrow Global Group PLC	2,111,174	6,160,842
Clinigen Group PLC	2,406,973	21,167,700
Diploma PLC	302,600	3,418,062
EMIS Group PLC	534,100	7,245,259
Exova Group PLC	587,400	1,558,676
Motorpoint group PLC(a)(b)	842,350	2,341,097
On the Beach Group PLC(a)(b)(c)	815,500	2,506,612
Oxford Immunotec Global PLC(a)	237,180	1,906,927
RPS Group PLC	1,050,211	2,613,015
SafeCharge International Group, Ltd.	409,300	1,272,967
Sanne Group PLC	461,800	2,320,915
Secure Trust Bank PLC	95,300	2,743,214
Tracsis PLC	190,900	1,106,592
Ultra Electronics Holdings PLC	108,700	2,461,428
		63,971,841

Canada (3.84%)
Biosyent, Inc.(a)	336,000	2,280,060
Cipher Pharmaceuticals, Inc.(a)	887,400	4,472,173
	Shares	Value (Note 2)
Canada (continued)
DIRTT Environmental Solutions(a)	865,900	$3,747,049
Home Capital Group, Inc.	138,442	2,945,597
Richelieu Hardware, Ltd.	229,350	4,784,968
Sandvine Corp.	857,700	2,141,540
Stantec, Inc.	158,352	4,030,205
TransForce, Inc.	185,500	3,635,695
		28,037,287

China (6.86%)
BBI Life Sciences Corp.(b)	11,509,500	2,195,563
China Lesso Group Holdings, Ltd.	4,668,000	2,641,333
China Medical System Holdings, Ltd.	5,683,000	8,350,459
Man Wah Holdings, Ltd.	22,361,200	16,313,208
Minth Group, Ltd.	1,186,000	3,836,951
O2Micro International, Ltd., ADR(a)	1,030,316	1,648,506
On-Bright Electronics, Inc.	530,000	4,142,311
Sihuan Pharmaceutical Holdings Group, Ltd.	7,497,000	1,691,038
Silergy Corp.	506,199	6,540,961
Sinosoft Technology Group, Ltd.	3,132,000	1,719,726
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,004,500	979,204
		50,059,260

Colombia (0.96%)
Gran Tierra Energy, Inc.(a)	1,178,037	3,263,163
Parex Resources, Inc.(a)	388,975	3,771,626
		7,034,789

Denmark (0.39%)
Ringkjoebing Landbobank A/S	13,763	2,854,557

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	606,006

Finland (0.21%)
Ferratum OYJ(b)	69,000	1,571,383

France (3.37%)
Alten SA	53,100	3,681,868
Esker SA	102,500	4,154,071
Infotel SA	68,500	2,678,109
Medicrea International(a)	193,596	1,097,353
MGI Digital Graphic Technology(a)	76,013	2,720,292
Neurones	79,220	1,820,072
Prodware	175,676	1,147,010

	Shares	Value (Note 2)
France (continued)
Tessi SA	12,400	$1,861,829
Thermador Groupe	16,987	1,570,405
Wavestone	44,377	3,898,133
		24,629,142

Georgia (0.91%)
BGEO Group PLC	183,611	6,636,329

Germany (4.37%)
Aroundtown Property Holdings PLC(a)	778,500	3,986,264
CANCOM SE	70,600	3,646,999
First Sensor AG(a)	145,164	1,791,719
Nexus AG	278,516	5,271,681
Norma Group SE	48,103	2,499,925
PATRIZIA Immobilien AG(a)	154,459	3,899,233
publity AG	122,700	3,851,977
Softing AG	96,691	1,118,841
Wirecard AG	125,611	5,840,615
		31,907,254

Great Britain (0.32%)
Purplebricks Group PLC(a)	1,062,400	1,940,325
River & Mercantile Group PLC	128,500	367,337
		2,307,662

Hong Kong (1.73%)
International Housewares
Retail Co., Ltd.	10,944,000	2,087,688
Value Partners Group, Ltd.	8,449,000	7,111,256
Vitasoy International Holdings, Ltd.	1,797,338	3,405,454
		12,604,398

India (7.78%)
AIA Engineering, Ltd.	131,924	2,026,570
Alkem Laboratories, Ltd.	313,843	7,340,417
Bajaj Finance, Ltd.	29,726	4,603,081
City Union Bank, Ltd.	1,976,565	3,831,559
Cyient, Ltd.	434,267	3,200,681
Dewan Housing Finance Corp., Ltd.	833,500	2,777,296
Divi's Laboratories, Ltd.	133,500	2,388,591
Essel Propack, Ltd.	729,500	2,314,775
Hinduja Global Solutions, Ltd.	340,600	2,133,549
Indiabulls Housing Finance, Ltd.	314,000	3,583,449
Kolte-Patil Developers, Ltd.	816,794	1,640,051
KPIT Technologies, Ltd.	640,821	1,256,577
MBL Infrastructures, Ltd.	580,500	1,171,659
Quess Corp., Ltd.(a)(b)(c)	8,009	61,002
Time Technoplast, Ltd.	4,384,100	4,139,648
UFO Moviez India, Ltd.	132,458	1,143,744
	Shares	Value (Note 2)
India (continued)
Vaibhav Global, Ltd.(a)	258,200	$1,184,324
Vakrangee Software, Ltd.	921,000	2,562,191
WNS Holdings, Ltd., ADR(a)	194,875	5,470,141
Yes Bank, Ltd.	217,500	3,951,431
		56,780,736

Indonesia (3.91%)
Astra Graphia Tbk PT	10,792,000	1,689,018
Bank Negara Indonesia Persero Tbk PT	12,030,500	4,913,782
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,139,200	205,254
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,712,725
Delfi, Ltd.	1,445,600	2,663,260
Indonesia Pondasi Raya Tbk PT	19,831,500	2,414,875
Link Net Tbk PT	2,068,500	690,105
Lippo Cikarang Tbk PT(a)	2,189,000	1,253,388
Panin Sekuritas Tbk PT	8,494,000	2,379,889
Selamat Sempurna Tbk PT	16,888,700	5,802,126
Tempo Scan Pacific Tbk PT	19,383,500	2,974,450
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,739,500	1,835,974
		28,534,846

Ireland (1.02%)
Irish Residential Properties PLC, REIT	5,867,176	7,412,241

Israel (0.73%)
Sarine Technologies, Ltd.	1,358,600	1,824,032
Wix.com, Ltd.(a)	98,450	3,504,820
		5,328,852

Italy (0.69%)
Banca Sistema SpA(b)(c)	877,055	2,070,917
Brembo SpA	50,284	2,937,367
		5,008,284

Japan (11.85%)
AIT Corp.	465,700	3,925,143
Amiyaki Tei Co., Ltd.	53,000	2,116,676
Anest Iwata Corp.	501,800	4,765,465
AP Company Co., Ltd.(a)	165,300	1,336,527
ARCLAND SERVICE Co., Ltd.	55,300	1,587,975
CMIC Holdings Co., Ltd.	181,955	3,026,193
CyberAgent, Inc.	90,300	5,141,794
eGuarantee, Inc.	148,900	4,596,805
Future Architect, Inc.	822,100	6,590,658
GCA Savvian Corp.	620,200	5,440,084
Hard Off Corp. Co., Ltd.	289,300	3,257,762
JCU Corp.	80,300	2,632,464
M&A Capital Partners Co., Ltd.(a)	288,900	6,101,627

	Shares	Value (Note 2)
Japan (continued)
MISUMI Group, Inc.	334,700	$6,239,030
Monogatari Corp.	41,500	2,184,103
Prestige International, Inc.	397,400	6,029,061
Quick Co., Ltd.	365,400	2,818,345
Sawai Pharmaceutical Co., Ltd.	44,000	3,523,105
SK Kaken Co., Ltd.	31,000	3,165,776
Syuppin Co., Ltd.	253,600	2,415,830
Trancom Co., Ltd.	104,590	6,796,018
Trust Tech, Inc.	227,600	2,841,793
		86,532,234

Luxembourg (1.13%)
Grand City Properties SA	187,800	4,178,214
L'Occitane International SA	1,961,212	4,095,127
		8,273,341

Malaysia (2.09%)
7-Eleven Malaysia Holdings Bhd	3,690,000	1,205,675
AEON Credit Service M Bhd	745,040	2,599,083
Berjaya Auto Bhd	4,720,000	2,713,377
Berjaya Food Bhd	2,056,016	843,519
CB Industrial Product Holding Bhd	3,120,200	1,494,752
My EG Services Bhd	7,147,600	3,511,903
Nirvana Asia, Ltd.(b)(c)	7,888,000	2,887,441
		15,255,750

Mexico (1.30%)
Banregio Grupo Financiero SAB de CV	560,065	3,202,974
Credito Real SAB de CV SOFOM ER	3,345,424	6,255,497
		9,458,471

Netherlands (0.72%)
Aalberts Industries NV	116,497	3,867,587
Arcadis NV	103,100	1,380,308
		5,247,895

New Zealand (1.21%)
CBL Corp., Ltd.	1,073,666	2,233,157
Restaurant Brands New Zealand, Ltd.	971,000	3,821,846
Trilogy International, Ltd.	842,456	2,768,319
		8,823,322

Norway (1.70%)
Medistim ASA	420,559	3,215,073
Skandiabanken ASA(a)(b)(c)	979,400	6,703,727
SpareBank 1 SMN	450,400	2,514,337
		12,433,137
	Shares	Value (Note 2)
Oman (0.61%)
Al Anwar Ceramic Tiles Co.	2,135,760	$1,270,361
Tethys Oil AB	479,300	3,150,710
		4,421,071

Philippines (3.04%)
Concepcion Industrial Corp.	3,109,000	3,827,680
Metro Retail Stores Group, Inc.	28,329,000	3,361,476
Pepsi-Cola Products Philippines, Inc.	34,685,500	2,518,030
Puregold Price Club, Inc.	2,465,000	2,511,569
Security Bank Corp.	2,143,760	9,965,685
		22,184,440

Singapore (0.70%)
CSE Global, Ltd.	5,921,055	2,009,458
Riverstone Holdings, Ltd.	4,622,000	3,085,470
		5,094,928

South Africa (3.38%)
Blue Label Telecoms, Ltd.	2,778,900	3,705,534
Cartrack Holdings, Ltd.	4,849,500	3,493,562
Clicks Group, Ltd.	273,485	2,448,140
EOH Holdings, Ltd.	407,756	4,162,379
Italtile, Ltd.	3,988,625	3,864,710
MiX Telematics, Ltd., Sponsored ADR	209,800	1,076,274
Mr. Price Group, Ltd.	171,600	2,829,662
OneLogix Group, Ltd.	2,450,980	512,046
Super Group, Ltd.(a)	788,297	2,307,889
Transaction Capital, Ltd.	353,000	278,458
		24,678,654

South Korea (2.90%)
Hy-Lok Corp.	286,501	5,767,618
Interpark Holdings Corp.	358,000	1,901,620
ISC Co., Ltd.	273,285	6,782,416
Koh Young Technology, Inc.	44,883	1,873,214
Kolao Holdings	173,500	1,279,391
Vitzrocell Co., Ltd.	325,737	3,547,732
		21,151,991

Sweden (3.14%)
AddLife AB(a)	113,441	1,667,080
AddTech AB, Class B	363,013	5,249,837
Bufab Holding AB	716,600	5,192,147
HIQ International AB	253,096	1,597,193
Indutrade AB	173,750	3,671,147
Moberg Pharma AB(a)	457,200	2,356,260
Odd Molly International AB	72,938	277,023
Opus Group AB	3,980,568	2,930,651
		22,941,338

Switzerland (1.52%)
Leonteq AG	26,800	1,740,673

	Shares	Value (Note 2)
Switzerland (continued)
Luxoft Holding, Inc.(a)	41,175	$2,426,031
VZ Holding AG	23,280	6,965,745
		11,132,449

Taiwan (4.73%)
ASPEED Technology, Inc.	276,958	2,836,991
Cub Elecparts, Inc.	177,981	2,154,862
Dr. Wu Skincare Co., Ltd.	22,000	174,012
Materials Analysis Technology, Inc.	1,032,000	2,835,147
Novatek Microelectronics Corp.	739,000	2,592,739
Polytronics Technology Corp.	1,130,300	1,975,715
Sinmag Equipment Corp.	780,810	2,947,330
Sitronix Technology Corp.	841,000	2,792,532
Sporton International, Inc.	1,514,507	8,492,208
Test Research, Inc.	2,114,252	2,794,895
TSC Auto ID Technology Co., Ltd.	251,100	2,088,370
UDE Corp.	1,545,000	1,374,495
Voltronic Power Technology Corp.	91,836	1,461,413
		34,520,709

Thailand (0.88%)
Ananda Development PCL	26,514,800	4,072,759
Premier Marketing PCL	8,478,400	2,336,854
		6,409,613

United Arab Emirates (0.28%)
Aramex PJSC	1,855,000	2,020,202

United States (0.47%)
First Cash Financial Services, Inc.	67,025	3,439,053

Vietnam (0.07%)
DHG Pharmaceutical JSC	126,000	522,669

TOTAL COMMON STOCKS (Cost $579,987,007)		672,579,371

PREFERRED STOCKS (0.18%)
Brazil (0.18%)
Banco Daycoval SA	468,000	1,301,924

TOTAL PREFERRED STOCKS (Cost $1,558,104)		1,301,924
TOTAL INVESTMENTS (92.32%) (Cost $581,545,111)	$673,881,295

Other Assets In Excess Of Liabilities (7.68%)	56,046,233

NET ASSETS (100.00%)	$729,927,528

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $21,922,952, representing 3.00% of net assets.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $15,814,909, representing 2.17% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.38%)
Australia (0.78%)
Magellan Financial Group, Ltd.	69,427	$1,205,062

Belgium (1.39%)
Melexis NV	32,961	2,164,225

Britain (5.64%)
Abcam PLC	102,150	1,034,206
B&M European Value Retail SA	501,800	1,708,748
Close Brothers Group PLC	45,729	762,552
Diploma PLC	195,400	2,207,169
Ted Baker PLC	47,700	1,484,784
Ultra Electronics Holdings PLC	68,950	1,561,319
		8,758,778

Canada (8.04%)
Gildan Activewear, Inc.	51,222	1,502,941
Home Capital Group, Inc.	44,488	946,560
Ritchie Bros. Auctioneers, Inc.	78,100	2,592,920
Stantec, Inc.	134,904	3,433,432
TransForce, Inc.	204,922	4,016,355
		12,492,208

Chile (0.75%)
Banco de Chile	10,489,421	1,164,708

China (6.41%)
AAC Technologies Holdings, Inc.	122,500	1,143,148
China Lesso Group Holdings, Ltd.	1,208,000	683,533
China Medical System Holdings, Ltd.	1,842,600	2,707,470
Man Wah Holdings, Ltd.	7,438,200	5,426,404
		9,960,555

Colombia (0.72%)
Parex Resources, Inc.(a)	115,000	1,115,077

Egypt (0.48%)
Commercial International Bank Egypt SAE	139,114	744,922

Finland (0.58%)
Metso OYJ	32,626	904,967
	Shares	Value (Note 2)
France (1.59%)
Alten SA	35,549	$2,464,910

Georgia (0.72%)
BGEO Group PLC	31,000	1,120,446

Germany (6.10%)
Aroundtown Property Holdings PLC(a)	296,737	1,519,425
CTS Eventim AG & Co. KGaA	29,100	1,012,778
GRENKE AG	6,700	1,310,856
Norma Group SE	38,050	1,977,468
PATRIZIA Immobilien AG(a)	74,000	1,868,089
Wirecard AG	38,450	1,787,834
		9,476,450

Hong Kong (4.39%)
Samsonite International SA	420,760	1,195,834
Value Partners Group, Ltd.	4,281,000	3,603,182
Vitasoy International Holdings, Ltd.	1,065,000	2,017,878
		6,816,894

India (8.40%)
AIA Engineering, Ltd.	97,400	1,496,225
Ajanta Pharma, Ltd.	42,500	1,130,404
Alkem Laboratories, Ltd.	51,174	1,196,899
Bajaj Finance, Ltd.	11,525	1,784,650
Bajaj Finserv, Ltd.	17,500	711,626
Divi's Laboratories, Ltd.	47,000	840,927
Indiabulls Housing Finance, Ltd.	77,000	878,744
WNS Holdings, Ltd., ADR(a)	81,320	2,282,652
Yes Bank, Ltd.	150,450	2,733,301
		13,055,428

Indonesia (1.89%)
Bank Rakyat Indonesia Persero Tbk PT	2,439,000	2,146,007
Delfi, Ltd.	426,600	785,934
		2,931,941

Israel (0.34%)
Caesarstone Sdot-Yam, Ltd.(a)	14,275	535,170

Italy (1.93%)
Brembo SpA	51,384	3,001,623

Japan (11.16%)
Century Tokyo Leasing Corp.	35,600	1,252,551
CyberAgent, Inc.	50,200	2,858,450
Dip Corp.	29,500	899,152
MISUMI Group, Inc.	229,500	4,278,032
Nihon M&A Center, Inc.	45,400	2,798,706

	Shares	Value (Note 2)
Japan (continued)
Sawai Pharmaceutical Co., Ltd.	24,100	$1,929,701
Seria Co., Ltd.	17,000	1,389,523
Suruga Bank, Ltd.	83,100	1,926,933
		17,333,048

Luxembourg (2.86%)
Grand City Properties SA	111,100	2,471,776
L'Occitane International SA	946,000	1,975,304
		4,447,080

Mexico (1.23%)
Banregio Grupo Financiero SAB de CV	333,750	1,908,694

Netherlands (2.72%)
Aalberts Industries NV	95,609	3,174,126
Arcadis NV	78,116	1,045,821
		4,219,947

Philippines (5.35%)
Puregold Price Club, Inc.	2,823,200	2,876,536
Robinsons Retail Holdings, Inc.	1,156,320	2,113,334
Security Bank Corp.	714,200	3,320,097
		8,309,967

South Africa (2.43%)
EOH Holdings, Ltd.	212,000	2,164,099
Mr. Price Group, Ltd.	98,100	1,617,656
		3,781,755

South Korea (1.42%)
DGB Financial Group, Inc.	172,950	1,391,135
Mando Corp.	3,500	812,391
		2,203,526

Sweden (5.08%)
Hexpol AB	177,125	1,576,262
Indutrade AB	98,550	2,082,253
Nibe Industrier AB, Class B	182,400	1,566,717
Svenska Handelsbanken AB, Class A	156,700	1,886,187
Sweco AB, Class B	42,400	777,936
		7,889,355

Switzerland (4.37%)
Baloise Holding AG	13,600	1,532,315
Leonteq AG	16,400	1,065,188
Luxoft Holding, Inc.(a)	20,825	1,227,009
VZ Holding AG	7,539	2,255,788
Wizz Air Holdings PLC(a)(b)(c)	35,000	717,509
		6,797,809
	Shares	Value (Note 2)
Taiwan (2.87%)
Largan Precision Co., Ltd.	21,000	$2,249,788
Novatek Microelectronics Corp.	292,000	1,024,465
Vanguard International Semiconductor Corp.	654,000	1,184,137
		4,458,390

United States (2.70%)
EPAM Systems, Inc.(a)	22,900	1,608,496
Genpact, Ltd.(a)	67,450	1,805,636
Syntel, Inc.(a)	17,425	789,527
		4,203,659

Vietnam (1.04%)
Vietnam Dairy Products JSC	227,370	1,611,035

TOTAL COMMON STOCKS
(Cost $129,364,619)		145,077,629

PREFERRED STOCKS (1.29%)
Brazil (1.29%)
Itau Unibanco Holding SA	191,400	2,002,900

TOTAL PREFERRED STOCKS
(Cost $1,325,744)		2,002,900

EXCHANGE-TRADED FUNDS (2.40%)
United States (2.40%)
Vanguard FTSE Europe ETF	14,165	684,028
WisdomTree Japan Hedged Equity Fund	74,900	3,050,677

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,685,231)		3,734,705

TOTAL INVESTMENTS (97.07%)
(Cost $134,375,594)		$150,815,234

Other Assets In Excess Of Liabilities (2.93%)		4,557,522

NET ASSETS (100.00%)		$155,372,756

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $717,509, representing 0.46% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $717,509, representing 0.46% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.54%)
Australia (2.99%)
AUB Group, Ltd.	21,800	$168,817
Beacon Lighting Group, Ltd.	79,100	84,157
CTI Logistics, Ltd.	158,141	108,161
Greencross, Ltd.	46,500	248,070
Lycopodium, Ltd.	109,426	177,959
Medical Developments International, Ltd.	15,000	68,282
Reject Shop, Ltd.	9,935	97,245
		952,691

Bangladesh (0.10%)
Shasha Denims, Ltd.	69,200	30,875

Brazil (0.95%)
FPC Par Corretora de Seguros SA	61,700	247,378
QGEP Participacoes SA	30,300	56,070
		303,448

Britain (5.52%)
AB Dynamics PLC	33,600	216,781
Arrow Global Group PLC	45,919	134,001
Bioventix PLC	7,799	100,119
City of London Investment Group PLC	18,400	82,551
Clinigen Group PLC	18,900	166,213
dotdigital group PLC	215,000	133,023
IDOX PLC	92,000	77,012
Morses Club PLC(a)	64,438	94,022
Motorpoint group PLC(a)(b)	36,300	100,887
On the Beach Group PLC(a)(b)(c)	33,000	101,432
Oxford Immunotec Global PLC(a)	31,794	255,624
S&U PLC	3,000	94,296
Sanne Group PLC	17,913	90,027
Tracsis PLC	19,300	111,877
		1,757,865

Canada (2.76%)
Biosyent, Inc.(a)	40,193	272,745
Cipher Pharmaceuticals, Inc.(a)	82,400	415,266
DIRTT Environmental Solutions(a)	26,900	116,406
Sandvine Corp.	29,900	74,656
		879,073

China (2.58%)
BBI Life Sciences Corp.(b)	716,000	136,585
Essex Bio-technology, Ltd.	220,000	116,261
	Shares	Value (Note 2)
China (continued)
O2Micro International, Ltd., ADR(a)	96,300	$154,080
On-Bright Electronics, Inc.	43,000	336,074
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	158,000	77,184
		820,184

Colombia (1.07%)
Amerisur Resources PLC(a)	194,100	69,358
Bolsa de Valores de Colombia	20,370,422	124,744
Gran Tierra Energy, Inc.(a)	52,375	145,079
		339,181

France (5.58%)
1000mercis	1,800	78,403
Esker SA	6,700	271,535
Infotel SA	9,000	351,868
Medicrea International(a)	16,100	91,259
MGI Digital Graphic Technology(a)	4,300	153,885
Neurones	7,600	174,609
Tessi SA	850	127,625
Thermador Groupe	1,614	149,210
Wavestone	4,300	377,718
		1,776,112

Georgia (0.94%)
Georgia Healthcare Group PLC(a)(b)(c)	40,300	163,205
TBC Bank JSC, GDR(b)	10,300	135,960
		299,165

Germany (1.53%)
Nexus AG	6,200	117,352
publity AG	6,900	216,615
Softing AG	13,235	153,146
		487,113

Great Britain (0.30%)
Premier Technical Services Group PLC	76,800	78,772
River & Mercantile Group PLC	6,174	17,649
		96,421

Greece (0.83%)
Sarantis SA	26,700	263,879

Greenland (0.43%)
GronlandsBANKEN A/S	1,552	135,757

	Shares	Value (Note 2)
Hong Kong (1.14%)
International Housewares Retail Co., Ltd.	1,100,000	$209,837
TK Group Holdings, Ltd.	634,000	152,813
		362,650

India (8.17%)
City Union Bank, Ltd.	117,500	227,773
Cyient, Ltd.	10,140	74,735
Dewan Housing Finance Corp., Ltd.	59,500	198,259
Eros International Media, Ltd.(a)	48,000	166,246
Essel Propack, Ltd.	30,422	96,532
Igarashi Motors India, Ltd.	18,000	181,303
Kolte-Patil Developers, Ltd.	87,578	175,849
Kovai Medical Center and Hospital	21,967	232,837
KPIT Technologies, Ltd.	36,000	70,592
Kwality, Ltd.	29,000	46,259
MBL Infrastructures, Ltd.	54,500	110,001
MT Educare, Ltd.	40,000	92,767
Persistent Systems, Ltd.	10,500	107,594
Poly Medicure, Ltd.	12,573	77,904
Somany Ceramics, Ltd.	13,033	117,849
Tata Investment Corp., Ltd.	18,400	137,770
Time Technoplast, Ltd.	328,000	309,711
UFO Moviez India, Ltd.	7,375	63,681
Vesuvius India, Ltd.	8,570	111,557
		2,599,219

Indonesia (3.26%)
Arwana Citramulia Tbk PT	1,672,600	74,063
Astra Graphia Tbk PT	1,179,700	184,631
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	76,442
BFI Finance Indonesia Tbk PT	746,000	153,773
Hexindo Adiperkasa Tbk PT	634,500	120,617
Lippo Cikarang Tbk PT(a)	102,300	58,576
Panin Sekuritas Tbk PT	272,700	76,406
Selamat Sempurna Tbk PT	473,600	162,706
Surya Toto Indonesia Tbk PT	318,000	129,885
		1,037,099

Ireland (0.96%)
Irish Residential Properties PLC, REIT	241,800	305,476

Israel (1.04%)
Camtek, Ltd.(a)	37,775	103,881
Hamlet Israel-Canada, Ltd.(a)	4,500	38,047
Silicom, Ltd.	5,250	190,365
		332,293

	Shares	Value (Note 2)
Italy (0.30%)
Banca Sistema SpA(b)(c)	39,800	$93,976

Japan (14.63%)
AIT Corp.	18,900	159,298
Amiyaki Tei Co., Ltd.	5,500	219,655
Anest Iwata Corp.	24,800	235,519
AP Company Co., Ltd.(a)	9,500	76,812
ARCLAND SERVICE Co., Ltd.	4,000	114,863
Central Automotive Products, Ltd.	13,000	114,667
CMIC Holdings Co., Ltd.	13,300	221,200
Dvx, Inc.	15,500	167,403
eGuarantee, Inc.	8,500	262,410
Encourage Technologies Co., Ltd.	4,000	66,017
Future Architect, Inc.	47,700	382,404
GCA Savvian Corp.	33,600	294,722
Hard Off Corp. Co., Ltd.	44,400	499,981
JCU Corp.	3,300	108,184
M&A Capital Partners Co., Ltd.(a)	21,200	447,748
Monogatari Corp.	1,300	68,418
Naigai Trans Line, Ltd.	10,800	95,261
Prestige International, Inc.	22,000	333,768
Quick Co., Ltd.	15,500	119,552
Syuppin Co., Ltd.	51,500	490,596
Trancom Co., Ltd.	2,700	175,440
		4,653,918

Malaysia (0.76%)
AEON Credit Service M Bhd	45,800	159,774
Berjaya Food Bhd	201,300	82,587
		242,361

Mexico (0.45%)
Credito Real SAB de CV SOFOM ER	75,700	141,549

New Zealand (2.14%)
CBL Corp., Ltd.	62,000	128,956
Restaurant Brands New Zealand, Ltd.	39,920	157,125
Trilogy International, Ltd.	120,260	395,175
		681,256

Norway (2.12%)
Medistim ASA	25,862	197,709
Multiconsult ASA(b)(c)	19,400	218,439
Skandiabanken ASA(a)(b)(c)	37,900	259,415
		675,563

Oman (0.35%)
Tethys Oil AB	16,900	111,093

	Shares	Value (Note 2)
Philippines (1.26%)
Concepcion Industrial Corp.	122,900	$151,310
Metro Retail Stores Group, Inc.	1,105,000	131,117
Pepsi-Cola Products Philippines, Inc.	1,624,000	117,896
		400,323

Poland (0.53%)
PGS Software SA	45,050	167,511

Singapore (0.97%)
CSE Global, Ltd.	171,600	58,237
Riverstone Holdings, Ltd.	372,800	248,867
		307,104

South Africa (1.88%)
ARB Holdings, Ltd.	283,543	114,388
Cartrack Holdings, Ltd.	178,400	128,519
City Lodge Hotels, Ltd.	3,841	43,719
Interwaste Holdings, Ltd.(a)	800,000	46,105
MiX Telematics, Ltd., Sponsored ADR	23,575	120,940
Transaction Capital, Ltd.	181,107	142,863
		596,534

South Korea (3.01%)
Hy-Lok Corp.	10,550	212,385
InBody Co., Ltd.	2,900	105,111
ISC Co., Ltd.	14,155	351,300
Koh Young Technology, Inc.	2,650	110,599
Vitzrocell Co., Ltd.	9,317	101,475
Wins Co., Ltd.	7,100	76,061
		956,931

Sri Lanka (1.08%)
Royal Ceramics Lanka PLC	267,000	216,090
Sampath Bank PLC	80,421	128,354
		344,444

Sweden (3.31%)
Bufab Holding AB	27,400	198,528
HIQ International AB	25,200	159,028
Moberg Pharma AB(a)	50,900	262,322
Odd Molly International AB	34,826	132,271
Opus Group AB	43,000	31,658
Vitec Software Group AB, Class B	35,500	269,662
		1,053,469

Taiwan (5.20%)
ASPEED Technology, Inc.	16,000	163,894
Dr. Wu Skincare Co., Ltd.	44,100	348,816
I Yuan Precision Ind. Co., Ltd.	29,000	107,195

	Shares	Value (Note 2)
Taiwan (continued)
Materials Analysis Technology, Inc.	50,000	$137,362
Pacific Hospital Supply Co., Ltd.	26,000	83,075
Sinmag Equipment Corp.	25,000	94,368
Sitronix Technology Corp.	66,000	219,152
Solidwizard Technology Co., Ltd.	49,000	150,425
Sporton International, Inc.	24,000	134,574
Tung Thih Electronic Co., Ltd.	12,000	162,391
UDE Corp.	60,000	53,378
		1,654,630

Thailand (2.21%)
Ananda Development PCL	4,112,000	631,617
Premier Marketing PCL	263,000	72,489
		704,106

Turkey (1.18%)
EGE Seramik Sanayi ve Ticaret AS(a)	172,000	245,266
Pinar SUT Mamulleri Sanayii AS	25,500	130,852
		376,118

United States (15.08%)
Aratana Therapeutics, Inc.(a)	31,350	237,947
Atlas Financial Holdings, Inc.(a)	7,600	130,796
Bank of Marin Bancorp	2,575	127,668
BG Staffing, Inc.	8,725	183,748
BioDelivery Sciences International, Inc.(a)	32,550	83,002
Chase Corp.	1,125	68,164
Diamond Hill Investment Group, Inc.	900	171,891
Entellus Medical, Inc.(a)	7,177	128,468
ePlus, Inc.(a)	1,082	91,007
Escalade, Inc.	18,275	196,091
Evolution Petroleum Corp.	27,850	151,783
FormFactor, Inc.(a)	7,750	72,463
Health Insurance Innovations, Inc., Class A(a)	15,261	61,044
Hennessy Advisors, Inc.	2,584	89,665
Hibbett Sports, Inc.(a)	4,920	171,806
Hingham Institution for Savings	1,615	211,565
Inphi Corp.(a)	5,200	182,936
K2M Group Holdings, Inc.(a)	5,450	91,342
Kinsale Capital Group, Inc.	2,000	36,540
LeMaitre Vascular, Inc.	6,775	116,530
LGI Homes, Inc.(a)	3,600	123,588
Malibu Boats, Inc., Class A(a)	16,536	225,551

	Shares	Value (Note 2)
United States (continued)
Mastech Holdings, Inc.(a)	3,541	$27,159
MCBC Holdings, Inc.	12,925	148,379
Misonix, Inc.(a)	17,475	103,976
OTC Markets Group, Inc., Class A	9,675	161,089
Reis, Inc.	4,375	110,600
Sportsman's Warehouse Holdings, Inc.(a)	30,710	312,628
STAAR Surgical Co.(a)	15,175	103,797
Transcat, Inc.(a)	15,166	155,906
Trecora Resources(a)	16,100	184,023
TriMas Corp.(a)	5,900	105,433
Vascular Solutions, Inc.(a)	4,938	226,506
Veracyte, Inc.(a)	41,750	206,663
		4,799,754

Vietnam (0.93%)
Binh Minh Plastics JSC	20,000	146,195
Traphaco JSC	29,500	150,814
		297,009

TOTAL COMMON STOCKS
(Cost $28,843,959)		31,036,150

TOTAL INVESTMENTS (97.54%)
(Cost $28,843,959)		$31,036,150

Other Assets In Excess Of Liabilities (2.46%)		783,452

NET ASSETS (100.00%)		$31,819,602

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $1,287,083, representing 4.04% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $913,651, representing 2.87% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (90.85%)
Australia (0.57%)
Magellan Financial Group, Ltd.	17,685	$306,963

Belgium (0.81%)
Melexis NV	6,685	438,938

Britain (4.00%)
Abcam PLC	20,625	208,816
B&M European Value Retail SA	127,700	434,849
Close Brothers Group PLC	8,500	141,741
Diploma PLC	50,050	565,347
Ted Baker PLC	13,400	417,109
Ultra Electronics Holdings PLC	17,925	405,898
		2,173,760

Canada (5.58%)
Gildan Activewear, Inc.	12,610	369,999
Home Capital Group, Inc.	8,991	191,299
Ritchie Bros. Auctioneers, Inc.	17,875	593,450
Stantec, Inc.	36,957	940,590
TransForce, Inc.	47,573	932,404
		3,027,742

China (4.31%)
AAC Technologies Holdings, Inc.	24,400	227,696
China Lesso Group Holdings, Ltd.	198,500	112,319
China Medical System Holdings, Ltd.	444,000	652,403
Man Wah Holdings, Ltd.	1,848,200	1,348,321
		2,340,739

Colombia (0.52%)
Parex Resources, Inc.(a)	29,400	285,072

Egypt (0.41%)
Commercial International Bank Egypt SAE	41,557	222,528

Finland (0.41%)
Metso OYJ	7,986	221,512

France (1.14%)
Alten SA	8,907	617,597
	Shares	Value (Note 2)
Georgia (0.53%)
BGEO Group PLC	7,900	$285,533

Germany (4.40%)
Aroundtown Property Holdings PLC(a)	67,754	346,930
CTS Eventim AG & Co. KGaA	7,700	267,986
GRENKE AG	2,150	420,648
Norma Group SE	8,040	417,841
PATRIZIA Immobilien AG(a)	20,215	510,317
Wirecard AG	9,100	423,128
		2,386,850

Hong Kong (3.32%)
Samsonite International SA	123,600	351,281
Value Partners Group, Ltd.	1,177,900	991,401
Vitasoy International Holdings, Ltd.	243,500	461,365
		1,804,047

India (5.72%)
AIA Engineering, Ltd.	22,200	341,029
Ajanta Pharma, Ltd.	7,875	209,457
Alkem Laboratories, Ltd.	15,324	358,410
Bajaj Finance, Ltd.	2,600	402,611
Bajaj Finserv, Ltd.	3,700	150,458
Divi's Laboratories, Ltd.	13,900	248,700
Indiabulls Housing Finance, Ltd.	17,200	196,291
WNS Holdings, Ltd., ADR(a)	19,325	542,453
Yes Bank, Ltd.	36,200	657,663
		3,107,072

Indonesia (1.13%)
Bank Rakyat Indonesia Persero Tbk PT	521,600	458,941
Delfi, Ltd.	84,500	155,676
		614,617

Israel (0.19%)
Caesarstone Sdot-Yam, Ltd.(a)	2,775	104,035

Italy (1.40%)
Brembo SpA	13,039	761,680

Japan (7.35%)
Century Tokyo Leasing Corp.	8,800	309,619
CyberAgent, Inc.	11,200	637,742
Dip Corp.	9,600	292,606
MISUMI Group, Inc.	45,700	851,878
Nihon M&A Center, Inc.	11,100	684,265
Sawai Pharmaceutical Co., Ltd.	5,500	440,388
Seria Co., Ltd.	4,500	367,815

	Shares	Value (Note 2)
Japan (continued)
Suruga Bank, Ltd.	17,600	$408,111
		3,992,424

Luxembourg (1.72%)
Grand City Properties SA	22,800	507,259
L'Occitane International SA	203,400	424,711
		931,970

Mexico (0.77%)
Banregio Grupo Financiero SAB de CV	73,400	419,770

Netherlands (1.98%)
Aalberts Industries NV	23,438	778,119
Arcadis NV	20,727	277,494
Patheon NV(a)	775	20,041
		1,075,654

Philippines (3.50%)
Puregold Price Club, Inc.	599,000	610,316
Robinsons Retail Holdings, Inc.	280,900	513,383
Security Bank Corp.	167,300	777,727
		1,901,426

South Africa (1.50%)
EOH Holdings, Ltd.	53,950	550,722
Mr. Price Group, Ltd.	16,100	265,487
		816,209

South Korea (1.08%)
DGB Financial Group, Inc.	44,000	353,917
Mando Corp.	1,000	232,112
		586,029

Sweden (3.20%)
Hexpol AB	38,062	338,719
Indutrade AB	26,075	550,936
Nibe Industrier AB, Class B	32,308	277,508
Svenska Handelsbanken AB, Class A	31,800	382,775
Sweco AB, Class B	10,200	187,145
		1,737,083

Switzerland (3.00%)
Baloise Holding AG	3,690	415,753
Leonteq AG	4,200	272,792
Luxoft Holding, Inc.(a)	5,125	301,965
VZ Holding AG	1,550	463,785
Wizz Air Holdings PLC(a)(b)(c)	8,400	172,202
		1,626,497

Taiwan (2.01%)
Largan Precision Co., Ltd.	5,000	535,664
	Shares	Value (Note 2)
Taiwan (continued)
Novatek Microelectronics Corp.	78,000	$273,659
Vanguard International Semiconductor Corp.	155,000	280,644
		1,089,967

United States (29.75%)
Amazon.com, Inc.(a)	400	303,524
Amsurg Corp.(a)	3,000	225,030
Bank of the Ozarks, Inc.	5,150	185,349
Carter's, Inc.	3,875	392,344
Dril-Quip, Inc.(a)	3,200	174,176
EPAM Systems, Inc.(a)	5,925	416,172
Fastenal Co.	11,500	491,625
First Republic Bank	19,375	1,388,606
Genesee & Wyoming, Inc., Class A(a)	3,150	203,962
Genpact, Ltd.(a)	14,925	399,542
Gentex Corp.	43,900	775,713
Home BancShares, Inc.	8,712	181,819
Knight Transportation, Inc.	33,675	1,004,525
Littelfuse, Inc.	3,350	418,817
LKQ Corp.(a)	15,050	517,569
MarketAxess Holdings, Inc.	3,425	553,685
MEDNAX, Inc.(a)	14,500	999,195
Microchip Technology, Inc.	13,850	770,614
MSC Industrial Direct Co., Inc., Class A	5,450	391,474
Palo Alto Networks, Inc.(a)	2,275	297,775
Paycom Software, Inc.(a)	7,325	345,813
Power Integrations, Inc.	24,275	1,385,374
PRA Group, Inc.(a)	15,700	437,402
Proto Labs, Inc.(a)	6,125	337,120
Quanta Services, Inc.(a)	17,700	453,120
SEI Investments Co.	6,050	272,250
Signature Bank(a)	2,500	300,600
Silicon Laboratories, Inc.(a)	9,250	492,840
Spirit Airlines, Inc.(a)	4,875	208,406
Sprouts Farmers Market, Inc.(a)	32,925	761,555
SVB Financial Group(a)	975	97,910
Synaptics, Inc.(a)	2,600	135,070
Syntel, Inc.(a)	4,225	191,435
Tyler Technologies, Inc.(a)	1,225	199,700
Virtusa Corp.(a)	9,558	259,978
WW Grainger, Inc.	835	182,740
		16,152,829

Vietnam (0.55%)
Vietnam Dairy Products JSC	41,820	296,316

TOTAL COMMON STOCKS
(Cost $44,660,099)		49,324,859

	Shares	Value (Note 2)
PREFERRED STOCKS (0.77%)
Brazil (0.77%)
Itau Unibanco Holding SA	39,950	$418,056

TOTAL PREFERRED STOCKS
(Cost $285,368)		418,056

EXCHANGE-TRADED FUNDS (2.30%)
United States (2.30%)
Vanguard FTSE Europe ETF	3,775	182,295
WisdomTree Japan Hedged Equity Fund	26,175	1,066,107

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,229,338)		1,248,402

TOTAL INVESTMENTS (93.92%)
(Cost $46,174,805)		$50,991,317

Other Assets In Excess Of Liabilities (6.08%)		3,303,320

NET ASSETS (100.00%)		$54,294,637

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $172,202, representing 0.32% of net assets.
(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $172,202, representing 0.32% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.72%)
Argentina (0.30%)
Globant SA(a)	20,613	$869,662

Australia (1.36%)
Beacon Lighting Group, Ltd.	477,900	508,452
CTI Logistics, Ltd.	323,146	221,017
Greencross, Ltd.	186,644	995,718
Magellan Financial Group, Ltd.	56,664	983,532
Reject Shop, Ltd.	122,753	1,201,525
		3,910,244

Austria (0.41%)
Palfinger AG	39,148	1,166,841

Belgium (0.32%)
Melexis NV	14,085	924,823

Brazil (0.48%)
FPC Par Corretora de Seguros SA	224,200	898,902
QGEP Participacoes SA	109,800	203,183
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,100	270,514
		1,372,599

Britain (6.37%)
AB Dynamics PLC	191,800	1,237,459
Abcam PLC	83,289	843,250
Alliance Pharma PLC	960,700	581,683
Arrow Global Group PLC	235,351	686,803
B&M European Value Retail SA	212,500	723,613
Bioventix PLC	15,800	202,832
Clinigen Group PLC	494,330	4,347,298
Close Brothers Group PLC	14,817	247,080
Diploma PLC	68,800	777,140
dotdigital group PLC	1,716,856	1,062,241
EMIS Group PLC	53,596	727,049
Exova Group PLC	128,000	339,650
Horizon Discovery Group PLC(a)	155,300	325,768
IDOX PLC	550,000	460,395
Morses Club PLC(a)	173,400	253,009
Motorpoint group PLC(a)(b)	171,000	475,251
On the Beach Group PLC(a)(b)(c)	199,100	611,976
Oxford Immunotec Global PLC(a)	97,075	780,483
RPS Group PLC	166,299	413,766
	Shares	Value (Note 2)
Britain (continued)
S&U PLC	8,700	$273,458
SafeCharge International Group, Ltd.	125,700	390,940
Sanne Group PLC	159,600	802,118
Secure Trust Bank PLC	19,200	552,673
Topps Tiles PLC	430,895	684,321
Ultra Electronics Holdings PLC	14,850	336,267
WANdisco PLC(a)	100,245	215,587
		18,352,110

Canada (2.37%)
Biosyent, Inc.(a)	81,400	552,372
Cipher Pharmaceuticals, Inc.(a)	238,700	1,202,961
DIRTT Environmental Solutions(a)	358,500	1,551,354
Home Capital Group, Inc.	24,446	520,132
Ritchie Bros. Auctioneers, Inc.	24,925	827,510
Stantec, Inc.	44,820	1,140,710
TransForce, Inc.	52,996	1,038,691
		6,833,730

Chile (0.13%)
Banco de Chile	3,078,678	341,845
Instituto de Diagnostico SA	6,200	37,324
		379,169

China (5.98%)
BBI Life Sciences Corp.(b)	5,592,500	1,066,831
China Lesso Group Holdings, Ltd.	1,247,000	705,600
China Medical System Holdings, Ltd.	1,709,000	2,511,162
Essex Bio-technology, Ltd.	1,109,000	586,062
Man Wah Holdings, Ltd.	8,973,600	6,546,527
O2Micro International, Ltd., ADR(a)	317,894	508,630
On-Bright Electronics, Inc.	172,000	1,344,297
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	424,000	236,637
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	78,700	342,862
Sihuan Pharmaceutical Holdings Group, Ltd.	2,559,000	577,213
Silergy Corp.	126,925	1,640,089
Sinosoft Technology Group, Ltd.	1,225,000	672,626

	Shares	Value (Note 2)
China (continued)
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	988,000	$482,641
		17,221,177

Colombia (0.91%)
Amerisur Resources PLC(a)	1,436,500	513,307
Gran Tierra Energy, Inc.(a)	386,195	1,069,760
Parex Resources, Inc.(a)	108,361	1,050,703
		2,633,770

Denmark (0.29%)
Ringkjoebing Landbobank A/S	4,007	831,084

Egypt (0.38%)
Commercial International Bank Egypt SAE	118,242	633,158
Integrated Diagnostics Holdings PLC(b)(c)	120,000	471,600
		1,104,758

Finland (0.32%)
Ferratum OYJ(b)	10,500	239,123
Metso OYJ	24,600	682,345
		921,468

France (1.98%)
Alten SA	11,300	783,524
Esker SA	26,009	1,054,080
Infotel SA	21,960	858,559
Medicrea International(a)	86,569	490,696
MGI Digital Graphic Technology(a)	17,352	620,979
Neurones	19,682	452,192
Prodware	25,610	167,211
Thermador Groupe	2,874	265,694
Wavestone	11,533	1,013,074
		5,706,009

Georgia (0.77%)
BGEO Group PLC	40,400	1,460,194
Georgia Healthcare Group PLC(a)(b)(c)	183,848	744,540
		2,204,734

Germany (3.21%)
Aroundtown Property Holdings PLC(a)	170,077	870,869
CANCOM SE	14,900	769,692
Elmos Semiconductor AG	36,653	456,906
First Sensor AG(a)	23,619	291,523
GRENKE AG	3,200	626,080
Nexus AG	42,185	798,467
Norma Group SE	36,860	1,915,624
	Shares	Value (Note 2)
Germany (continued)
PATRIZIA Immobilien AG(a)	41,938	$1,058,702
publity AG	38,300	1,202,369
Wirecard AG	26,896	1,250,601
		9,240,833

Great Britain (0.39%)
Premier Technical Services Group PLC	640,000	656,431
River & Mercantile Group PLC	57,300	163,801
Softcat PLC	67,800	311,632
		1,131,864

Greece (0.41%)
Sarantis SA	119,670	1,182,713

Hong Kong (2.16%)
International Housewares Retail Co., Ltd.	7,853,000	1,498,046
Samsonite International SA	346,500	984,781
Value Partners Group, Ltd.	2,527,000	2,126,896
Vitasoy International Holdings, Ltd.	847,000	1,604,828
		6,214,551

India (8.00%)
AIA Engineering, Ltd.	46,500	714,317
Alkem Laboratories, Ltd.	43,482	1,016,993
Bajaj Finance, Ltd.	10,900	1,687,869
Bajaj Finserv, Ltd.	10,000	406,643
City Union Bank, Ltd.	669,400	1,297,628
Cyient, Ltd.	168,200	1,239,686
Dewan Housing Finance Corp., Ltd.	173,300	577,451
Divi's Laboratories, Ltd.	25,000	447,302
Eros International Media, Ltd.(a)	354,328	1,227,202
Essel Propack, Ltd.	283,042	898,120
Hinduja Global Solutions, Ltd.	95,289	596,899
Igarashi Motors India, Ltd.	70,087	705,945
Indiabulls Housing Finance, Ltd.	73,278	836,267
Inox Wind, Ltd.(a)	194,698	647,298
Kellton Tech Solutions, Ltd.(a)	115,500	279,417
Kolte-Patil Developers, Ltd.	134,373	269,809
Kovai Medical Center and Hospital	14,267	151,221
Kwality, Ltd.	125,314	199,892
MBL Infrastructures, Ltd.	329,406	664,861
MT Educare, Ltd.	529,217	1,227,347
Persistent Systems, Ltd.	25,132	257,529
Poly Medicure, Ltd.	95,104	589,280
Quess Corp., Ltd.(a)(b)(c)	2,264	17,244

	Shares	Value (Note 2)
India (continued)
Time Technoplast, Ltd.	896,073	$846,109
UFO Moviez India, Ltd.	70,483	608,604
Vaibhav Global, Ltd.(a)	102,142	468,510
Vakrangee Software, Ltd.	116,000	322,708
Vesuvius India, Ltd.	34,043	443,141
WNS Holdings, Ltd., ADR(a)	77,225	2,167,706
Yes Bank, Ltd.	123,000	2,234,602
		23,047,600

Indonesia (3.29%)
Astra Graphia Tbk PT	1,942,500	304,014
Bank Rakyat Indonesia Persero Tbk PT	1,604,500	1,411,754
Delfi, Ltd.	1,017,500	1,874,562
Hexindo Adiperkasa Tbk PT	1,406,900	267,449
Indonesia Pondasi Raya Tbk PT	5,214,000	634,907
Panin Sekuritas Tbk PT	2,425,000	679,448
Selamat Sempurna Tbk PT	7,197,200	2,472,604
Surya Toto Indonesia Tbk PT	1,225,000	500,343
Tempo Scan Pacific Tbk PT	5,739,800	880,788
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	1,368,700	437,825
		9,463,694

Ireland (0.40%)
Irish Residential Properties PLC, REIT	918,677	1,160,602

Israel (2.14%)
Caesarstone Sdot-Yam, Ltd.(a)	7,115	266,741
Camtek, Ltd.(a)	133,475	367,056
Hamlet Israel-Canada, Ltd.(a)	80,510	680,699
IDI Insurance Co., Ltd.	5,361	260,093
Kornit Digital, Ltd.(a)	95,126	960,773
Silicom, Ltd.	18,100	656,306
Wix.com, Ltd.(a)	83,175	2,961,030
		6,152,698

Italy (0.96%)
Banca Sistema SpA(b)(c)	90,932	214,710
Brembo SpA	35,717	2,086,428
Telit Communications PLC	133,100	468,562
		2,769,700

Japan (7.29%)
AIT Corp.	70,200	591,679
Amiyaki Tei Co., Ltd.	28,500	1,138,212
Anest Iwata Corp.	76,200	723,652
AP Company Co., Ltd.(a)	79,400	641,986
CMIC Holdings Co., Ltd.	50,000	831,577
CyberAgent, Inc.	8,500	484,001
Dvx, Inc.	5,700	61,561
eGuarantee, Inc.	32,100	990,984
	Shares	Value (Note 2)
Japan (continued)
Encourage Technologies Co., Ltd.	23,400	$386,197
Future Architect, Inc.	160,200	1,284,300
GCA Savvian Corp.	118,700	1,041,177
Hard Off Corp. Co., Ltd.	213,000	2,398,559
JCU Corp.	15,800	517,969
M&A Capital Partners Co., Ltd.(a)	64,200	1,355,917
MISUMI Group, Inc.	77,900	1,452,108
Monogatari Corp.	9,900	521,027
Naigai Trans Line, Ltd.	32,200	284,020
Prestige International, Inc.	48,900	741,875
Quick Co., Ltd.	58,700	452,755
Sawai Pharmaceutical Co., Ltd.	10,900	872,769
SK Kaken Co., Ltd.	6,000	612,731
Suruga Bank, Ltd.	54,000	1,252,159
Syuppin Co., Ltd.	129,400	1,232,683
Trancom Co., Ltd.	9,300	604,293
Trust Tech, Inc.	42,000	524,408
		20,998,599

Luxembourg (0.95%)
Grand City Properties SA	52,200	1,161,356
L'Occitane International SA	752,000	1,570,221
		2,731,577

Malaysia (0.67%)
AEON Credit Service M Bhd	108,600	378,853
Berjaya Auto Bhd	955,800	549,459
Berjaya Food Bhd	1,396,300	572,858
CB Industrial Product Holding Bhd	876,633	419,957
		1,921,127

Mexico (1.01%)
Banregio Grupo Financiero SAB de CV	139,557	798,117
Credito Real SAB de CV SOFOM ER	825,035	1,542,706
Unifin Financiera SAB de CV SOFOM ENR	214,400	565,444
		2,906,267

Netherlands (0.84%)
Aalberts Industries NV	62,482	2,074,341
Arcadis NV	18,300	245,001
Patheon NV(a)	4,225	109,259
		2,428,601

New Zealand (1.54%)
CBL Corp., Ltd.	319,472	664,482
Restaurant Brands New Zealand, Ltd.	275,000	1,082,397

	Shares	Value (Note 2)
New Zealand (continued)
Trilogy International, Ltd.	815,455	$2,679,593
		4,426,472

Norway (1.62%)
Medistim ASA	75,150	574,504
Multiconsult ASA(b)(c)	63,000	709,363
Skandiabanken ASA(a)(b)(c)	492,400	3,370,344
		4,654,211

Oman (0.31%)
Tethys Oil AB	137,900	906,495

Pakistan (0.11%)
Akzo Nobel Pakistan, Ltd.	157,500	304,513

Philippines (2.20%)
Concepcion Industrial Corp.	956,600	1,177,729
Metro Retail Stores Group, Inc.	7,129,000	845,916
Pepsi-Cola Products Philippines, Inc.	15,380,100	1,116,535
Puregold Price Club, Inc.	860,700	876,960
Robinsons Land Corp.	725,300	492,668
Security Bank Corp.	395,700	1,839,488
		6,349,296

Poland (0.31%)
PGS Software SA	75,476	280,645
Wawel SA	2,541	606,413
		887,058

Russia (0.03%)
MD Medical Group Investments PLC, GDR(b)	11,855	84,289

Singapore (0.38%)
CSE Global, Ltd.	1,694,000	574,901
Riverstone Holdings, Ltd.	765,800	511,219
		1,086,120

South Africa (2.68%)
ARB Holdings, Ltd.	2,093,266	844,469
Blue Label Telecoms, Ltd.	620,802	827,810
Cartrack Holdings, Ltd.	1,975,900	1,423,431
City Lodge Hotels, Ltd.	24,918	283,623
Clicks Group, Ltd.	113,900	1,019,592
EOH Holdings, Ltd.	52,600	536,942
Interwaste Holdings, Ltd.(a)	7,841,583	451,924
Italtile, Ltd.	921,472	892,844
Super Group, Ltd.(a)	286,800	839,662
Transaction Capital, Ltd.	741,100	584,605
		7,704,902
	Shares	Value (Note 2)
South Korea (2.17%)
DGB Financial Group, Inc.	72,000	$579,137
Hy-Lok Corp.	46,840	942,947
Interpark Holdings Corp.	96,500	512,587
ISC Co., Ltd.	76,029	1,886,896
Koh Young Technology, Inc.	14,143	590,265
Mando Corp.	4,000	928,447
Vitzrocell Co., Ltd.	73,780	803,567
		6,243,846

Spain (0.00%)(d)
Let's GOWEX SA(a)(e)	10,700	1

Sri Lanka (0.66%)
Hemas Holdings PLC	1,170,961	714,784
Royal Ceramics Lanka PLC	1,460,600	1,182,104
		1,896,888

Sweden (1.57%)
Bufab Holding AB	102,150	740,131
HIQ International AB	90,026	568,120
Indutrade AB	36,300	766,979
Moberg Pharma AB(a)	111,100	572,574
Opus Group AB	344,518	253,648
Svenska Handelsbanken AB, Class A	55,000	662,031
Sweco AB, Class B	23,600	433,002
Vitec Software Group AB, Class B	67,500	512,738
		4,509,223

Switzerland (1.61%)
Baloise Holding AG	4,700	529,550
Leonteq AG	8,100	526,099
Luxoft Holding, Inc.(a)	8,725	514,077
VZ Holding AG	6,950	2,079,550
Wizz Air Holdings PLC(a)(b)(c)	48,300	990,162
		4,639,438

Taiwan (3.78%)
ASPEED Technology, Inc.	71,771	735,179
Chipbond Technology Corp.	162,000	221,004
Cub Elecparts, Inc.	64,510	781,039
Dr. Wu Skincare Co., Ltd.	318,000	2,515,271
I Yuan Precision Ind. Co., Ltd.	132,000	487,924
Novatek Microelectronics Corp.	153,000	536,792
Polytronics Technology Corp.	145,000	253,454
Sinmag Equipment Corp.	156,371	590,255
Sitronix Technology Corp.	286,000	949,660
Solidwizard Technology Co., Ltd.	74,000	227,172
Sporton International, Inc.	271,630	1,523,095
Test Research, Inc.	488,440	645,684

	Shares	Value (Note 2)
Taiwan (continued)
TSC Auto ID Technology Co., Ltd.	34,600	$287,764
Tung Thih Electronic Co., Ltd.	66,000	893,149
UDE Corp.	270,000	240,203
		10,887,645

Thailand (0.73%)
Ananda Development PCL	8,600,100	1,321,003
Premier Marketing PCL	2,878,100	793,275
		2,114,278

Turkey (0.45%)
EGE Seramik Sanayi ve Ticaret AS(a)	436,800	622,862
Pinar SUT Mamulleri Sanayii AS	132,600	680,432
		1,303,294

United States (23.34%)
Alamo Group, Inc.	11,753	788,979
Amsurg Corp.(a)	7,112	533,471
Aratana Therapeutics, Inc.(a)	167,575	1,271,894
Atlas Financial Holdings, Inc.(a)	30,775	529,638
BG Staffing, Inc.	26,950	567,567
BioDelivery Sciences International, Inc.(a)	260,900	665,295
BofI Holding, Inc.(a)	22,350	375,927
Diamond Hill Investment Group, Inc.	5,550	1,059,994
Entellus Medical, Inc.(a)	3,673	65,747
EPAM Systems, Inc.(a)	11,050	776,152
ePlus, Inc.(a)	12,896	1,084,683
Escalade, Inc.	102,102	1,095,554
Evolent Health, Inc., Class A(a)	12,100	284,834
Evolution Petroleum Corp.	175,800	958,110
ExlService Holdings, Inc.(a)	17,325	857,761
Fastenal Co.	31,700	1,355,175
First Cash Financial Services, Inc.	16,150	828,656
First Republic Bank	79,550	5,701,348
FormFactor, Inc.(a)	70,774	661,737
Genesee & Wyoming, Inc., Class A(a)	8,825	571,419
Genpact, Ltd.(a)	23,575	631,103
Gentex Corp.	89,975	1,589,858
Geospace Technologies Corp.(a)	14,560	240,240
Health Insurance Innovations, Inc., Class A(a)	46,725	186,900
Hennessy Advisors, Inc.	16,426	569,982
Hibbett Sports, Inc.(a)	19,175	669,591
	Shares	Value (Note 2)
United States (continued)
Hingham Institution for Savings	4,775	$625,525
Home BancShares, Inc.	53,650	1,119,675
Inphi Corp.(a)	105,750	3,720,285
K2M Group Holdings, Inc.(a)	26,650	446,654
Kinsale Capital Group, Inc.	19,000	347,130
Knight Transportation, Inc.	38,500	1,148,455
LeMaitre Vascular, Inc.	22,468	386,450
LGI Homes, Inc.(a)	21,650	743,244
Littelfuse, Inc.	4,800	600,096
Malibu Boats, Inc., Class A(a)	65,844	898,112
MarketAxess Holdings, Inc.	9,005	1,455,748
MaxLinear, Inc., Class A(a)	46,550	1,015,256
MEDNAX, Inc.(a)	30,675	2,113,814
Microchip Technology, Inc.	13,775	766,441
Misonix, Inc.(a)	34,073	202,734
MSC Industrial Direct Co., Inc., Class A	14,925	1,072,063
NV5 Global, Inc.(a)	22,650	728,651
NxStage Medical, Inc.(a)	51,475	1,138,112
OTC Markets Group, Inc., Class A	20,325	338,411
Palo Alto Networks, Inc.(a)	4,175	546,466
Patrick Industries, Inc.(a)	8,700	561,672
Paycom Software, Inc.(a)	22,425	1,058,684
Power Integrations, Inc.	36,440	2,079,631
PRA Group, Inc.(a)	55,975	1,559,464
Proto Labs, Inc.(a)	24,050	1,323,712
Qualys, Inc.(a)	23,075	724,324
Quanta Services, Inc.(a)	33,150	848,640
Reis, Inc.	17,200	434,816
Signature Bank(a)	14,350	1,725,444
Silicon Laboratories, Inc.(a)	21,550	1,148,184
Spirit Airlines, Inc.(a)	23,900	1,021,725
Sportsman's Warehouse Holdings, Inc.(a)	177,575	1,807,714
Sprouts Farmers Market, Inc.(a)	45,525	1,052,993
STAAR Surgical Co.(a)	57,611	394,059
SVB Financial Group(a)	5,525	554,821
Synaptics, Inc.(a)	11,825	614,309
Syntel, Inc.(a)	9,325	422,516
Transcat, Inc.(a)	158,452	1,628,887
Trecora Resources(a)	25,750	294,323
TriMas Corp.(a)	63,025	1,126,257
TubeMogul, Inc.(a)	57,420	643,678
Vascular Solutions, Inc.(a)	19,121	877,080
Veracyte, Inc.(a)	198,238	981,278
Virtusa Corp.(a)	20,675	562,360
WW Grainger, Inc.	1,950	426,757
		67,208,265

Vietnam (1.14%)
Binh Minh Plastics JSC	70,930	518,480
DHG Pharmaceutical JSC	101,666	421,728

	Shares	Value (Note 2)
Vietnam (continued)
Nui Nho Stone JSC	80,940	$313,974
PetroVietnam Drilling and Well Services JSC(a)	269,330	309,200
Traphaco JSC	78,380	400,705
Vietnam Dairy Products JSC	185,243	1,312,543
		3,276,630

TOTAL COMMON STOCKS
(Cost $255,129,950)		284,265,468

PREFERRED STOCKS (0.32%)
Brazil (0.32%)
Banco Daycoval SA	83,000	230,897
Itau Unibanco Holding SA	65,200	682,283
		913,180

TOTAL PREFERRED STOCKS
(Cost $731,589)		913,180

TOTAL INVESTMENTS (99.04%)
(Cost $255,861,539)		$285,178,648

Other Assets In Excess Of Liabilities (0.96%)		2,766,056

NET ASSETS (100.00%)		$287,944,704

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $9,820,936, representing 3.41% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $7,955,442, representing 2.76% of net assets.
(d)	Less than 0.005%.
(e)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.96%)
Argentina (0.20%)
Globant SA(a)	18,287	$771,529

Bangladesh (0.54%)
Olympic Industries, Ltd.	259,657	1,104,564
Shasha Denims, Ltd.	2,136,956	953,451
		2,058,015

Brazil (1.54%)
Atento SA(a)	81,750	822,405
FPC Par Corretora de Seguros SA	519,300	2,082,069
M Dias Branco SA	11,600	420,368
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	285,800	2,568,533
		5,893,375

China (11.49%)
51job, Inc., ADR(a)	44,750	1,423,945
Airtac International Group	119,500	894,668
BBI Life Sciences Corp.(b)	8,836,000	1,685,564
China Lesso Group Holdings, Ltd.	3,467,000	1,961,761
China Medical System Holdings, Ltd.	4,810,000	7,067,694
Essex Bio-technology, Ltd.	4,183,000	2,210,546
Man Wah Holdings, Ltd.	14,079,600	10,271,517
Minth Group, Ltd.	854,000	2,762,864
O2Micro International, Ltd., ADR(a)	542,425	867,880
On-Bright Electronics, Inc.	370,900	2,898,836
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,846,000	1,030,261
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	345,800	1,506,501
Sihuan Pharmaceutical Holdings Group, Ltd.	5,542,000	1,250,065
Silergy Corp.	419,422	5,419,653
Sinosoft Technology Group, Ltd.	3,852,000	2,115,065
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,188,500	580,586
		43,947,406

Colombia (1.93%)
Bolsa de Valores de Colombia	249,678,088	1,528,973
	Shares	Value (Note 2)
Colombia (continued)
Gran Tierra Energy, Inc.(a)	1,124,500	$3,114,865
Parex Resources, Inc.(a)	284,131	2,755,025
		7,398,863

Egypt (0.54%)
Commercial International Bank Egypt SAE	198,000	1,060,242
Integrated Diagnostics Holdings PLC(b)(c)	251,500	988,395
		2,048,637

Georgia (1.56%)
BGEO Group PLC	119,697	4,326,258
Georgia Healthcare Group PLC(a)(b)(c)	402,225	1,628,914
		5,955,172

Greece (0.58%)
Sarantis SA	223,934	2,213,168

Hong Kong (3.02%)
International Housewares Retail Co., Ltd.	8,278,000	1,579,119
Samsonite International SA	231,000	656,521
Value Partners Group, Ltd.	8,940,800	7,525,189
Vitasoy International Holdings, Ltd.	940,900	1,782,742
		11,543,571

India (16.42%)
AIA Engineering, Ltd.	81,250	1,248,134
Alkem Laboratories, Ltd.	185,834	4,346,438
Allcargo Logistics, Ltd.	413,000	1,303,091
Bajaj Finance, Ltd.	15,600	2,415,665
City Union Bank, Ltd.	1,189,500	2,305,838
Cyient, Ltd.	411,095	3,029,896
Dewan Housing Finance Corp., Ltd.	582,500	1,940,942
Dilip Buildcon, Ltd.(a)	456,165	1,491,381
Divi's Laboratories, Ltd.	94,500	1,690,800
Eros International Media, Ltd.(a)	310,000	1,073,673
Essel Propack, Ltd.	502,000	1,592,895
Hinduja Global Solutions, Ltd.	194,500	1,218,365
Indiabulls Housing Finance, Ltd.	294,000	3,355,203
Infinite Computer Solutions India, Ltd.(a)	529,500	1,653,280
Inox Wind, Ltd.(a)	589,500	1,959,866
Kellton Tech Solutions, Ltd.(a)	311,829	754,376
Kolte-Patil Developers, Ltd.	1,202,415	2,414,344
Kovai Medical Center and Hospital	68,583	726,938

	Shares	Value (Note 2)
India (continued)
KPIT Technologies, Ltd.	691,358	$1,355,675
Kwality, Ltd.	793,700	1,266,057
MBL Infrastructures, Ltd.	773,000	1,560,194
MT Educare, Ltd.	741,969	1,720,757
PI Industries, Ltd.	85,675	965,722
Poly Medicure, Ltd.	91,722	568,325
Quess Corp., Ltd.(a)(b)(c)	316,627	2,411,631
Time Technoplast, Ltd.	4,012,600	3,788,863
UFO Moviez India, Ltd.	113,382	979,027
Vaibhav Global, Ltd.(a)	251,319	1,152,762
Vakrangee Software, Ltd.	670,000	1,863,917
Vardhman Textiles, Ltd.	78,719	1,277,649
Vesuvius India, Ltd.	171,200	2,228,526
WNS Holdings, Ltd., ADR(a)	146,725	4,118,571
Yes Bank, Ltd.	167,000	3,033,973
		62,812,774

Indonesia (7.53%)
Arwana Citramulia Tbk PT	30,895,200	1,368,036
Astra Graphia Tbk PT	8,442,500	1,321,306
Bank Negara Indonesia Persero Tbk PT	14,605,500	5,965,525
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,162,700	389,661
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,479,910
Delfi, Ltd.	866,400	1,596,187
Hexindo Adiperkasa Tbk PT	1,833,800	348,602
Indonesia Pondasi Raya Tbk PT	15,760,000	1,919,090
Link Net Tbk PT	6,004,000	2,003,090
Lippo Cikarang Tbk PT(a)	2,916,500	1,669,943
Panin Sekuritas Tbk PT	7,155,500	2,004,862
Selamat Sempurna Tbk PT	10,365,600	3,561,110
Surya Toto Indonesia Tbk PT	1,979,500	808,514
Tempo Scan Pacific Tbk PT	17,950,700	2,754,583
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,042,900	1,613,143
		28,803,562

Malaysia (3.71%)
7-Eleven Malaysia Holdings Bhd	2,977,300	972,806
AEON Credit Service M Bhd	631,100	2,201,602
Berjaya Auto Bhd	2,649,600	1,523,170
Berjaya Food Bhd	2,088,084	856,676
CB Industrial Product Holding Bhd	3,838,800	1,839,003
GHL Systems Bhd(a)	717,700	162,212
Kossan Rubber Industries	1,350,000	2,208,820
My EG Services Bhd	5,041,600	2,477,140
Nirvana Asia, Ltd.(b)(c)	5,280,000	1,932,770
		14,174,199
	Shares	Value (Note 2)
Mexico (2.12%)
Banregio Grupo Financiero SAB de CV	367,200	$2,099,992
Credito Real SAB de CV SOFOM ER	2,460,151	4,600,154
Unifin Financiera SAB de CV SOFOM ENR	532,600	1,404,644
		8,104,790

Oman (0.63%)
Al Anwar Ceramic Tiles Co.	1,015,026	603,743
Tethys Oil AB	276,600	1,818,248
		2,421,991

Pakistan (3.05%)
Abbott Laboratories Pakistan, Ltd.	113,300	843,397
Akzo Nobel Pakistan, Ltd.	422,000	815,900
Bank Al Habib, Ltd.	1,609,000	669,234
Bata Pakistan, Ltd.	11,160	415,206
DG Khan Cement Co., Ltd.	548,500	1,098,988
Hum Network, Ltd.	6,360,500	679,586
Kohinoor Textile Mills, Ltd.	1,939,451	1,591,155
MCB Bank Ltd.	836,400	1,763,442
Meezan Bank, Ltd.	2,317,500	1,039,089
Pak Elektron, Ltd.	1,110,500	759,049
Shell Pakistan, Ltd.	264,400	793,188
Systems, Ltd.	1,981,500	1,206,007
		11,674,241

Philippines (6.89%)
Concepcion Industrial Corp.	3,603,660	4,436,686
Metro Retail Stores Group, Inc.	22,518,000	2,671,951
Pepsi-Cola Products Philippines, Inc.	36,075,000	2,618,903
Puregold Price Club, Inc.	3,531,100	3,597,809
Robinsons Land Corp.	3,948,600	2,682,131
Robinsons Retail Holdings, Inc.	1,267,000	2,315,617
Security Bank Corp.	1,726,600	8,026,436
		26,349,533

Poland (0.56%)
PGS Software SA	22,864	85,016
Wawel SA	3,914	934,081
Work Service SA(a)	432,107	1,114,392
		2,133,489

Russia (0.88%)
MD Medical Group Investments PLC, GDR(b)	218,300	1,552,113

	Shares	Value (Note 2)
Russia (continued)
TCS Group Holding GDR PLC(b)	303,700	$1,822,200
		3,374,313

South Africa (6.64%)
ARB Holdings, Ltd.	1,134,108	457,524
Blue Label Telecoms, Ltd.	2,658,523	3,545,017
Cartrack Holdings, Ltd.	2,627,200	1,892,625
Clicks Group, Ltd.	230,700	2,065,144
Comair, Ltd.	6,720,142	1,452,349
EOH Holdings, Ltd.	382,824	3,907,873
Interwaste Holdings, Ltd.(a)	15,918,682	917,421
Invicta Holdings, Ltd.	320,282	1,355,538
Italtile, Ltd.	1,502,579	1,455,898
MiX Telematics, Ltd., Sponsored ADR	218,036	1,118,525
Mr. Price Group, Ltd.	117,900	1,944,156
OneLogix Group, Ltd.	2,142,622	447,626
Super Group, Ltd.(a)	389,780	1,141,155
Transaction Capital, Ltd.	4,689,040	3,698,873
		25,399,724

South Korea (5.38%)
DGB Financial Group, Inc.	241,000	1,938,499
Hy-Lok Corp.	157,743	3,175,561
Interpark Holdings Corp.	265,500	1,410,280
ISC Co., Ltd.	182,857	4,538,164
Koh Young Technology, Inc.	32,744	1,366,587
Kolao Holdings	181,000	1,334,696
Mando Corp.	6,500	1,508,726
Vitzrocell Co., Ltd.	404,141	4,401,661
Wins Co., Ltd.	82,912	888,224
		20,562,398

Sri Lanka (2.23%)
Hatton National Bank PLC	1,002,391	1,457,523
Hemas Holdings PLC	3,804,326	2,322,257
Lanka Hospital Corp. PLC	1,640,200	787,476
Royal Ceramics Lanka PLC	3,593,775	2,908,542
Sampath Bank PLC	657,838	1,049,924
		8,525,722

Switzerland (0.33%)
Wizz Air Holdings PLC(a)(b)(c)	61,200	1,254,615

Taiwan (9.63%)
ASPEED Technology, Inc.	247,929	2,539,635
Chipbond Technology Corp.	578,000	788,519
Cub Elecparts, Inc.	111,002	1,343,930
Dr. Wu Skincare Co., Ltd.	277,000	2,190,975
I Yuan Precision Ind. Co., Ltd.	186,000	687,529
Materials Analysis Technology, Inc.	1,223,000	3,359,869
	Shares	Value (Note 2)
Taiwan (continued)
Novatek Microelectronics Corp.	577,000	$2,024,371
Pacific Hospital Supply Co., Ltd.	198,000	632,647
Polytronics Technology Corp.	646,000	1,129,180
Sinmag Equipment Corp.	983,133	3,711,040
Sitronix Technology Corp.	1,304,000	4,329,919
Solidwizard Technology Co., Ltd.	588,000	1,805,094
Sporton International, Inc.	944,534	5,296,231
Test Research, Inc.	1,990,000	2,630,643
Topoint Technology Co., Ltd.	1,391,000	982,585
TSC Auto ID Technology Co., Ltd.	133,400	1,109,473
UDE Corp.	1,524,000	1,355,812
Voltronic Power Technology Corp.	56,425	897,907
		36,815,359

Thailand (1.38%)
Ananda Development PCL	26,165,000	4,019,028
Premier Marketing PCL	4,566,900	1,258,749
		5,277,777

Turkey (0.88%)
EGE Seramik Sanayi ve Ticaret AS(a)	1,167,186	1,664,367
Pinar SUT Mamulleri Sanayii AS	335,346	1,720,817
		3,385,184

United Arab Emirates (0.29%)
Aramex PJSC	1,018,125	1,108,797

United States (0.72%)
First Cash Financial Services, Inc.	53,650	2,752,782

Vietnam (1.29%)
DHG Pharmaceutical JSC	45,000	186,668
FPT Corp.	155,250	285,450
Nui Nho Stone JSC	116,140	450,518
PetroVietnam Drilling and Well Services JSC(a)	1,092,500	1,254,227
Vietnam Dairy Products JSC	389,589	2,760,440
		4,937,303

TOTAL COMMON STOCKS
(Cost $341,187,076)		351,698,289

	Shares	Value (Note 2)
PREFERRED STOCKS (0.18%)
Brazil (0.18%)
Banco Daycoval SA	257,137	$715,327

TOTAL PREFERRED STOCKS
(Cost $860,329)		715,327

TOTAL INVESTMENTS (92.14%)
(Cost $342,047,405)		$352,413,616

Other Assets In Excess Of Liabilities (7.86%)		30,045,520

NET ASSETS (100.00%)		$382,459,136

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $15,363,288, representing 4.02% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $10,303,412, representing 2.69% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.60%)
Argentina (0.29%)
Globant SA(a)	43,825	$1,848,977

Australia (1.62%)
CTI Logistics, Ltd.	1,502,587	1,027,702
Greencross, Ltd.	456,804	2,436,980
Magellan Financial Group, Ltd.	240,964	4,182,474
Reject Shop, Ltd.	269,078	2,633,778
		10,280,934

Austria (1.20%)
Palfinger AG	255,283	7,608,938

Belgium (1.50%)
Melexis NV	144,635	9,496,758

Brazil (0.55%)
FPC Par Corretora de Seguros SA	440,200	1,764,927
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	190,100	1,708,461
		3,473,388

Britain (7.15%)
Abcam PLC	213,853	2,165,131
Alliance Pharma PLC	631,130	382,136
Arrow Global Group PLC	851,517	2,484,903
B&M European Value Retail SA	487,700	1,660,734
Clinigen Group PLC	1,509,076	13,271,303
Diploma PLC	169,900	1,919,130
EMIS Group PLC	378,117	5,129,293
Motorpoint group PLC(a)(b)	740,200	2,057,197
On the Beach Group PLC(a)(b)(c)	359,200	1,104,077
Oxford Immunotec Global PLC(a)	247,480	1,989,739
RPS Group PLC	1,687,239	4,197,995
Sanne Group PLC	506,450	2,545,317
Secure Trust Bank PLC	83,800	2,412,186
Ted Baker PLC	51,200	1,593,730
Ultra Electronics Holdings PLC	107,250	2,428,593
		45,341,464

Canada (2.28%)
Biosyent, Inc.(a)	228,700	1,551,933
Cipher Pharmaceuticals, Inc.(a)	709,900	3,577,637
	Shares	Value (Note 2)
Canada (continued)
DIRTT Environmental Solutions(a)	163,200	$706,223
Home Capital Group, Inc.	99,328	2,113,378
Richelieu Hardware, Ltd.	197,365	4,117,660
Stantec, Inc.	93,228	2,372,739
		14,439,570

Chile (0.22%)
Banco de Chile	12,688,103	1,408,842

China (5.77%)
BBI Life Sciences Corp.(b)	10,839,500	2,067,754
China Medical System Holdings, Ltd.	3,009,000	4,421,350
Man Wah Holdings, Ltd.	23,588,400	17,208,489
O2Micro International, Ltd., ADR(a)	905,240	1,448,384
On-Bright Electronics, Inc.	660,900	5,165,384
Silergy Corp.	394,852	5,102,166
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,313,000	1,129,907
		36,543,434

Colombia (0.89%)
Amerisur Resources PLC(a)	3,109,700	1,111,194
Gran Tierra Energy, Inc.(a)	775,950	2,149,381
Parex Resources, Inc.(a)	244,100	2,366,872
		5,627,447

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	517,188

France (2.14%)
Alten SA	17,853	1,237,898
Esker SA	30,047	1,217,730
Infotel SA	34,520	1,349,611
Medicrea International(a)	167,370	948,697
MGI Digital Graphic Technology(a)	43,650	1,562,111
Neurones	45,508	1,045,542
Tessi SA	8,710	1,307,785
Thermador Groupe	15,290	1,413,522
Wavestone	39,897	3,504,604
		13,587,500

Georgia (0.77%)
BGEO Group PLC	135,200	4,886,590

Germany (3.38%)
Aroundtown Property Holdings PLC(a)	677,000	3,466,539
Nexus AG	129,290	2,447,169
Norma Group SE	76,768	3,989,652

	Shares	Value (Note 2)
Germany (continued)
PATRIZIA Immobilien AG(a)	154,722	$3,905,872
publity AG	90,700	2,847,386
Softing AG	100,854	1,167,013
Wirecard AG	77,685	3,612,169
		21,435,800

Great Britain (0.04%)
River & Mercantile Group PLC	97,186	277,821

Hong Kong (1.69%)
International Housewares Retail Co., Ltd.	10,793,000	2,058,883
Samsonite International SA	578,000	1,642,723
Value Partners Group, Ltd.	5,785,000	4,869,052
Vitasoy International Holdings, Ltd.	1,135,483	2,151,423
		10,722,081

India (8.78%)
AIA Engineering, Ltd.	38,400	589,887
Ajanta Pharma, Ltd.	50,167	1,334,329
Alkem Laboratories, Ltd.	230,131	5,382,492
Bajaj Finance, Ltd.	30,275	4,688,094
City Union Bank, Ltd.	1,356,267	2,629,115
Cyient, Ltd.	359,116	2,646,795
Dewan Housing Finance Corp., Ltd.	660,000	2,199,179
Divi's Laboratories, Ltd.	275,500	4,929,264
Eros International Media, Ltd.(a)	336,000	1,163,723
Essel Propack, Ltd.	186,695	592,402
Hinduja Global Solutions, Ltd.	288,100	1,804,684
Indiabulls Housing Finance, Ltd.	334,000	3,811,694
Kolte-Patil Developers, Ltd.	665,669	1,336,605
KPIT Technologies, Ltd.	645,850	1,266,439
MBL Infrastructures, Ltd.	470,500	949,639
MT Educare, Ltd.	587,689	1,362,954
Persistent Systems, Ltd.	127,700	1,308,551
Poly Medicure, Ltd.	44,637	276,578
Tata Investment Corp., Ltd.	191,137	1,431,138
Time Technoplast, Ltd.	1,804,205	1,703,605
UFO Moviez India, Ltd.	134,815	1,164,096
Vaibhav Global, Ltd.(a)	158,363	726,387
Vakrangee Software, Ltd.	633,000	1,760,985
Vesuvius India, Ltd.	53,365	694,657
WNS Holdings, Ltd., ADR(a)	160,900	4,516,463
Yes Bank, Ltd.	295,500	5,368,496
		55,638,251

Indonesia (2.81%)
Arwana Citramulia Tbk PT	41,549,800	1,839,820
Astra Graphia Tbk PT	8,201,900	1,283,650
	Shares	Value (Note 2)
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	$1,980,591
Delfi, Ltd.	1,572,400	2,896,866
Panin Sekuritas Tbk PT	4,960,800	1,389,941
Selamat Sempurna Tbk PT	14,442,000	4,961,561
Tempo Scan Pacific Tbk PT	15,553,000	2,386,650
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	3,254,500	1,041,062
		17,780,141

Ireland (0.28%)
Irish Residential Properties PLC, REIT	1,396,146	1,763,808

Israel (0.62%)
Wix.com, Ltd.(a)	111,125	3,956,050

Italy (0.71%)
Brembo SpA	77,308	4,515,987

Japan (8.88%)
AIT Corp.	327,500	2,760,327
Amiyaki Tei Co., Ltd.	63,400	2,532,023
Anest Iwata Corp.	330,100	3,134,874
AP Company Co., Ltd.(a)	83,400	674,327
ARCLAND SERVICE Co., Ltd.	61,600	1,768,883
Century Tokyo Leasing Corp.	36,600	1,287,735
CMIC Holdings Co., Ltd.	148,120	2,463,465
CyberAgent, Inc.	45,400	2,585,133
Future Architect, Inc.	437,200	3,504,970
GCA Savvian Corp.	367,900	3,227,035
Hard Off Corp. Co., Ltd.	264,700	2,980,745
JCU Corp.	50,200	1,645,700
M&A Capital Partners Co., Ltd.(a)	131,200	2,770,971
MISUMI Group, Inc.	219,400	4,089,761
Monogatari Corp.	50,300	2,647,239
Naigai Trans Line, Ltd.	55,300	487,774
Prestige International, Inc.	277,900	4,216,094
SK Kaken Co., Ltd.	25,000	2,553,046
Suruga Bank, Ltd.	73,500	1,704,327
Syuppin Co., Ltd.	197,500	1,881,413
Trancom Co., Ltd.	113,370	7,366,522
		56,282,364

Luxembourg (1.03%)
Grand City Properties SA	116,300	2,587,467
L'Occitane International SA	1,897,753	3,962,621
		6,550,088

Malaysia (0.89%)
AEON Credit Service M Bhd	559,480	1,951,754
Berjaya Auto Bhd	2,708,400	1,556,972

	Shares	Value (Note 2)
Malaysia (continued)
My EG Services Bhd	4,284,400	$2,105,098
		5,613,824

Mexico (0.80%)
Banregio Grupo Financiero SAB de CV	383,034	2,190,546
Credito Real SAB de CV SOFOM ER	1,537,649	2,875,199
		5,065,745

Netherlands (0.59%)
Aalberts Industries NV	83,222	2,762,889
Arcadis NV	72,221	966,899
		3,729,788

New Zealand (1.03%)
CBL Corp., Ltd.	371,943	773,618
Restaurant Brands New Zealand, Ltd.	855,000	3,365,271
Trilogy International, Ltd.	724,020	2,379,137
		6,518,026

Norway (1.21%)
Medistim ASA	152,700	1,167,355
Multiconsult ASA(b)(c)	113,000	1,272,349
Skandiabanken ASA(a)(b)(c)	761,300	5,210,892
		7,650,596

Oman (0.23%)
Tethys Oil AB	218,000	1,433,037

Philippines (1.96%)
Concepcion Industrial Corp.	1,008,470	1,241,589
Metro Retail Stores Group, Inc.	15,321,000	1,817,966
Pepsi-Cola Products Philippines, Inc.	29,394,900	2,133,954
Security Bank Corp.	1,553,640	7,222,398
		12,415,907

Poland (0.15%)
Wawel SA	3,856	920,239

Singapore (0.64%)
CSE Global, Ltd.	4,531,250	1,537,793
Riverstone Holdings, Ltd.	3,729,200	2,489,471
		4,027,264

South Africa (1.74%)
Cartrack Holdings, Ltd.	4,257,400	3,067,015
City Lodge Hotels, Ltd.	55,100	627,163
Clicks Group, Ltd.	246,349	2,205,228
EOH Holdings, Ltd.	167,000	1,704,738
Italtile, Ltd.	1,177,166	1,140,595
	Shares	Value (Note 2)
South Africa (continued)
MiX Telematics, Ltd., Sponsored ADR	127,000	$651,510
Super Group, Ltd.(a)	567,307	1,660,899
		11,057,148

South Korea (1.75%)
Hy-Lok Corp.	242,907	4,890,017
ISC Co., Ltd.	158,603	3,936,226
Koh Young Technology, Inc.	53,781	2,244,576
		11,070,819

Sweden (2.65%)
AddTech AB, Class B	182,127	2,633,892
Beijer Alma AB	89,576	1,999,418
Bufab Holding AB	394,510	2,858,434
HIQ International AB	107,868	680,714
Indutrade AB	154,800	3,270,754
Moberg Pharma AB(a)	329,880	1,700,094
Nibe Industrier AB, Class B	352,000	3,023,490
Opus Group AB	861,840	634,520
		16,801,316

Switzerland (1.48%)
Leonteq AG	13,900	902,812
Luxoft Holding, Inc.(a)	29,425	1,733,721
VZ Holding AG	19,575	5,857,150
Wizz Air Holdings PLC(a)(b)(c)	43,700	895,860
		9,389,543

Taiwan (2.72%)
ASPEED Technology, Inc.	221,237	2,266,219
Cub Elecparts, Inc.	265,948	3,219,901
Dr. Wu Skincare Co., Ltd.	32,500	257,064
Novatek Microelectronics Corp.	441,000	1,547,223
Polytronics Technology Corp.	182,700	319,351
Sinmag Equipment Corp.	240,842	909,108
Sporton International, Inc.	718,803	4,030,503
Test Research, Inc.	71,708	94,793
Tung Thih Electronic Co., Ltd.	234,000	3,166,620
UDE Corp.	1,574,000	1,400,294
		17,211,076

Thailand (0.86%)
Ananda Development PCL	23,099,000	3,548,081
Premier Marketing PCL	6,965,300	1,919,807
		5,467,888

Turkey (0.21%)
EGE Seramik Sanayi ve Ticaret AS(a)	952,000	1,357,519

	Shares	Value (Note 2)
United Arab Emirates (0.20%)
Aramex PJSC	1,162,100	$1,265,594

United States (26.43%)
Alamo Group, Inc.	27,000	1,812,510
Aratana Therapeutics, Inc.(a)	292,075	2,216,849
BG Staffing, Inc.	23,074	485,938
BioDelivery Sciences International, Inc.(a)	488,325	1,245,229
Diamond Hill Investment Group, Inc.	34,950	6,675,100
Dril-Quip, Inc.(a)	26,125	1,421,984
Entellus Medical, Inc.(a)	8,275	148,122
EPAM Systems, Inc.(a)	55,650	3,908,856
Escalade, Inc.	125,635	1,348,064
ExlService Holdings, Inc.(a)	56,050	2,775,035
Fastenal Co.	43,225	1,847,869
First Cash Financial Services, Inc.	77,975	4,000,897
First Republic Bank	199,225	14,278,456
Genpact, Ltd.(a)	89,025	2,383,199
Gentex Corp.	265,325	4,688,293
Health Insurance Innovations, Inc., Class A(a)	119,500	478,000
Hibbett Sports, Inc.(a)	65,500	2,287,260
Hingham Institution for Savings	12,450	1,630,950
Home BancShares, Inc.	173,800	3,627,206
Inphi Corp.(a)	207,425	7,297,211
K2M Group Holdings, Inc.(a)	107,875	1,807,985
Knight Transportation, Inc.	356,720	10,640,958
LeMaitre Vascular, Inc.	92,200	1,585,840
LGI Homes, Inc.(a)	80,351	2,758,450
Littelfuse, Inc.	13,950	1,744,029
Malibu Boats, Inc., Class A(a)	179,150	2,443,606
MarketAxess Holdings, Inc.	39,900	6,450,234
MEDNAX, Inc.(a)	81,900	5,643,729
Microchip Technology, Inc.	75,945	4,225,580
MSC Industrial Direct Co., Inc., Class A	41,875	3,007,881
Paycom Software, Inc.(a)	61,800	2,917,578
Power Integrations, Inc.	274,100	15,642,887
PRA Group, Inc.(a)	184,150	5,130,419
Signature Bank(a)	26,600	3,198,384
Silicon Laboratories, Inc.(a)	77,040	4,104,691
Spirit Airlines, Inc.(a)	55,075	2,354,456
Sportsman's Warehouse Holdings, Inc.(a)	580,175	5,906,182
Sprouts Farmers Market, Inc.(a)	190,750	4,412,048
STAAR Surgical Co.(a)	379,825	2,598,003
Syntel, Inc.(a)	70,468	3,192,905
Trecora Resources(a)	112,600	1,287,018
TriMas Corp.(a)	156,500	2,796,655
Universal Logistics Holdings, Inc.	274,207	4,099,395
	Shares	Value (Note 2)
United States (continued)
Vascular Solutions, Inc.(a)	55,243	$2,533,996
Veracyte, Inc.(a)	241,448	1,195,168
Virtusa Corp.(a)	47,425	1,289,960
		167,525,065

Vietnam (0.38%)
DHG Pharmaceutical JSC	72,440	300,493
Vietnam Dairy Products JSC	299,000	2,118,571
		2,419,064

TOTAL COMMON STOCKS
(Cost $520,117,819)		624,922,879

PREFERRED STOCKS (0.13%)
Brazil (0.13%)
Banco Daycoval SA	311,300	866,002

TOTAL PREFERRED STOCKS
(Cost $1,129,693)		866,002

TOTAL INVESTMENTS (98.73%)
(Cost $521,247,512)		$625,788,881

Other Assets In Excess Of Liabilities (1.27%)		8,024,507

NET ASSETS (100.00%)		$633,813,388

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $14,255,224, representing 2.25% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities had a total aggregate market value of $10,130,273, representing 1.60% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund were each previously a non-diversified investment company for the diversification purposes of 1940 Act. As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940. Neither Fund may resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Portfolio of Investments.  Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2016:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
India	$61,321,393	$1,491,381	$–	$62,812,774
Pakistan	11,259,035	415,206	–	11,674,241
Other	277,211,274	–	–	277,211,274
Preferred Stocks	715,327	–	–	715,327
Total	$350,507,029	$1,906,587	$–	$352,413,616

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks	$31,036,150	$–	$–	$31,036,150
Total	$31,036,150	$–	$–	$31,036,150

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks	$624,922,879	$–	$–	$624,922,879
Preferred Stocks	866,002	–	–	866,002
Total	$625,788,881	$–	$–	$625,788,881

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Spain	$–	$–	$1	$1
Other	284,265,467	–	–	284,265,467
Preferred Stocks	913,180	–	–	913,180
Total	$285,178,647	$–	$1	$285,178,648

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks	$49,324,859	$–	$–	$49,324,859
Preferred Stocks	418,056	–	–	418,056
Exchange Traded Funds	1,248,402	–	–	1,248,402
Total	$50,991,317	$–	$–	$50,991,317

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks	$672,579,371	$–	$–	$672,579,371
Preferred Stocks	1,301,924	–	–	1,301,924
Total	$673,881,295	$–	$–	$673,881,295

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks	$145,077,629	$–	$–	$145,077,629
Preferred Stocks	2,002,900	–	–	2,002,900
Exchange Traded Funds	3,734,705	–	–	3,734,705
Total	$150,815,234	$–	$–	$150,815,234

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2016, the security amounts the Funds transferred between Levels 1 and 2 were as follows:

Grandeur Peak Emerging Markets Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$2,213,168	$(415,206)	$415,206	$(2,213,168)
Total	$2,213,168	$(415,206)	$415,206	$(2,213,168)

Grandeur Peak Global Micro Cap Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$4,788,441	$-	$-	$(4,788,441)
Total	$4,788,441	$-	$-	$(4,788,441)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Grandeur Peak Global Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$56,282,364	$-	$-	$(56,282,364)
Total	$56,282,364	$-	$-	$(56,282,364)

Grandeur Peak Global Reach Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$22,800,451	$-	$-	$(22,800,451)
Total	$22,800,451	$-	$-	$(22,800,451)

Grandeur Peak Global Stalwarts Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$3,699,818	$-	$-	$(3,699,818)
Total	$3,699,818	$-	$-	$(3,699,818)

Grandeur Peak International Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$86,532,234	$-	$-	$(86,532,234)
Total	$86,532,234	$-	$-	$(86,532,234)

Grandeur Peak International Stalwarts Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$16,433,896	$-	$-	$(16,433,896)
Total	$16,433,896	$-	$-	$(16,433,896)

The Funds utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2016.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$56,544,396	$(46,821,354)	$9,723,042	$342,690,574
Grandeur Peak Global Micro Cap Fund	4,079,281	(1,893,798)	2,185,483	28,850,667
Grandeur Peak Global Opportunities Fund	160,861,681	(56,432,743)	104,428,938	521,359,943
Grandeur Peak Global Reach Fund	54,743,840	(26,238,329)	28,505,511	256,673,137
Grandeur Peak Global Stalwarts Fund	6,040,923	(1,340,360)	4,700,563	46,290,754
Grandeur Peak International Opportunities Fund	153,383,316	(61,122,336)	92,260,980	581,620,315
Grandeur Peak International Stalwarts Fund	21,081,502	(4,943,631)	16,137,871	134,677,363

REDMONT RESOLUTE FUND II
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.01%)
Better Capital PCC, Ltd.	7,403	$8,695
Electra Private Equity PLC	695	35,274
Goldman Sachs BDC, Inc.	461	9,257
HgCapital Trust PLC	768	12,644
Princess Private Equity Holding, Ltd.	1,542	13,292
Riverstone Energy, Ltd.(a)	61	755
		79,917

TOTAL CLOSED END FUNDS
(Cost $84,169)		79,917

COMMON STOCKS (13.54%)
ADVERTISING (0.07%)
Omnicom Group, Inc.(b)	2,890	237,818
The Interpublic Group of Companies, Inc.	11,581	267,058
		504,876

AEROSPACE & DEFENSE (0.56%)
BAE Systems PLC	4,183	29,562
Cobham PLC	2,627	5,949
General Dynamics Corp.(b)	5,169	759,274
Harris Corp.(b)	7,271	629,814
IHI Corp.	17,000	48,483
L-3 Communications Holdings, Inc.	714	108,264
Lockheed Martin Corp.(b)	2,579	651,791
Northrop Grumman Corp.(b)	1,971	426,978
Raytheon Co.(b)	4,322	603,049
Rolls-Royce Holdings PLC	58	607
Safran SA	226	15,362
Spirit AeroSystems Holdings, Inc., Class A(a)	2,400	104,112
The Boeing Co.	706	94,364
United Technologies Corp.(b)	4,323	465,371
		3,942,980

AGRICULTURE (0.13%)
Altria Group, Inc.	599	40,552
Archer-Daniels-Midland Co.	6,968	314,118
British American Tobacco PLC	2,211	141,172
Imperial Brands PLC	455	23,987
Japan Tobacco, Inc.	1,300	51,281
Philip Morris International, Inc.	592	59,354
Reynolds American, Inc.	5,253	262,965
Swedish Match AB	775	28,267
		921,696

AIRLINES (0.13%)
Alaska Air Group, Inc.	2,400	161,328
American Airlines Group, Inc.	248	8,804
ANA Holdings, Inc.	30,000	86,529
Delta Air Lines, Inc.(b)	8,211	318,176
Deutsche Lufthansa AG	995	11,825
easyJet PLC	34	469

Description	Shares	Value (Note 2)
AIRLINES (0.13%) (continued)
Southwest Airlines Co.	316	$11,695
United Continental Holdings, Inc.(a)	6,881	322,650
		921,476

APPAREL (0.03%)
Asics Corp.	500	9,325
Carter's, Inc.	100	10,125
Christian Dior SE	576	104,162
LVMH Moet Hennessy Louis Vuitton SE	356	61,054
Michael Kors Holdings, Ltd.(a)	119	6,155
		190,821

AUTO MANUFACTURERS (0.21%)
Bayerische Motoren Werke AG	581	50,049
Daimler AG	1,518	103,219
Ford Motor Co.	5,943	75,238
Fuji Heavy Industries, Ltd.	8,800	346,273
General Motors Co.	433	13,657
Hino Motors, Ltd.	300	3,202
Honda Motor Co., Ltd.	4,800	133,672
Isuzu Motors, Ltd.	8,400	111,056
Mazda Motor Corp.	5,200	78,865
Mitsubishi Motors Corp.	3,000	14,172
PACCAR, Inc.	86	5,071
Suzuki Motor Corp.	3,800	118,728
Toyota Motor Corp.	7,300	421,681
		1,474,883

AUTO PARTS & EQUIPMENT (0.15%)
Aisin Seiki Co., Ltd.	1,700	79,056
Bridgestone Corp.	3,700	130,580
Calsonic Kansei Corp.	6,000	47,219
Cie Generale des Etablissements Michelin	180	18,401
Denso Corp.	2,200	87,237
GKN PLC	106	406
JTEKT Corp.	2,400	34,223
Koito Manufacturing Co., Ltd.	2,800	140,501
Lear Corp.	580	65,801
NHK Spring Co., Ltd.	300	2,670
NOK Corp.	200	3,883
Nokian Renkaat OYJ	344	12,780
Tenneco, Inc.(a)	6,107	345,168
The Goodyear Tire & Rubber Co.	256	7,339
Toyoda Gosei Co., Ltd.	1,700	37,604
		1,012,868

BANKS (1.08%)
Agricultural Bank of China, Ltd., Class H	6,000	2,204
Banco Bilbao Vizcaya Argentaria SA	13,334	77,891
Banco de Sabadell SA	7,426	10,154
Bank of America Corp.(b)	32,400	469,476
Bank of Montreal	3,271	209,691
BB&T Corp.(b)	8,371	308,639
BNP Paribas SA	661	32,778
Capital One Financial Corp.(b)	9,376	628,942

Description	Shares	Value (Note 2)
BANKS (1.08%) (continued)
Chongqing Rural Commercial Bank Co., Ltd., Class H	15,000	$7,869
Citigroup, Inc.(b)	16,365	716,951
Citizens Financial Group, Inc.	7,205	160,888
Comerica, Inc.	24	1,086
Concordia Financial Group, Ltd.(a)	14,900	64,866
Danske Bank A/S	992	26,956
DnB ASA	2,141	23,561
East West Bancorp, Inc.	998	34,152
Fifth Third Bancorp(b)	29,548	560,821
First Republic Bank	625	44,794
HSBC Holdings PLC	21,225	139,075
Huntington Bancshares, Inc.(b)	29,015	275,642
Investec PLC	844	5,021
Japan Post Bank Co., Ltd.	5,000	61,842
JPMorgan Chase & Co.(b)	13,514	864,491
Keycorp	205	2,398
Lloyds Banking Group PLC	65,793	46,280
M&T Bank Corp.	133	15,236
Mitsubishi UFJ Financial Group, Inc.	79,500	406,713
Mizuho Financial Group, Inc.	103,900	170,154
Morgan Stanley	3,875	111,329
Natixis SA	4,301	17,719
Nordea Bank AB	8,081	72,008
Popular, Inc.	1,330	44,808
Regions Financial Corp.	2,199	20,165
Skandinaviska Enskilda Banken AB, Class A	1,591	13,954
Societe Generale SA	2,208	75,426
State Street Corp.(b)	2,926	192,472
Sumitomo Mitsui Financial Group, Inc.	1,200	38,904
Sumitomo Mitsui Trust Holdings, Inc.	20,000	68,016
SunTrust Banks, Inc.(b)	8,676	366,908
Suruga Bank, Ltd.	2,400	55,651
Swedbank AB, Class A	451	9,476
The Bank of Kyoto, Ltd.	1,000	6,851
The Chiba Bank, Ltd.	12,000	58,451
The Goldman Sachs Group, Inc.(b)	1,370	217,570
The Iyo Bank, Ltd.	2,200	14,424
U.S. Bancorp	5,567	234,760
Wells Fargo & Co.(b)	12,116	581,205
Zions Bancorporation	187	5,214
		7,573,882

BEVERAGES (0.23%)
Anheuser-Busch InBev NV	450	58,007
Asahi Group Holdings, Ltd.	6,500	222,708
Brown-Forman Corp., Class B	67	6,579
Carlsberg A/S, Class B	170	16,876
Coca-Cola European Partners PLC	267	9,967
Coca-Cola HBC AG	2,911	60,138
Constellation Brands, Inc., Class A(b)	1,563	257,317
Diageo PLC	522	14,929
Dr. Pepper Snapple Group, Inc.	4,629	456,003
Heineken Holding NV	746	62,519
PepsiCo, Inc.	4,023	438,185

Description	Shares	Value (Note 2)
BEVERAGES (0.23%) (continued)
The Coca-Cola Co.	541	$23,604
		1,626,832

BIOTECHNOLOGY (0.08%)
Amgen, Inc.	565	97,197
Biogen, Inc.(a)	38	11,017
Celgene Corp.(a)	124	13,911
Genmab A/S(a)	11	1,994
Gilead Sciences, Inc.(b)	5,240	416,423
Regeneron Pharmaceuticals, Inc.(a)	16	6,802
		547,344

BUILDING MATERIALS (0.13%)
Asahi Glass Co., Ltd.	8,000	46,807
Cie de Saint-Gobain	1,102	46,694
Continental Building Products, Inc.(a)	7,399	173,506
CRH PLC	123	3,166
Daikin Industries, Ltd.	2,500	220,807
Imerys SA	94	6,667
Masco Corp.(b)	9,286	338,753
Rinnai Corp	900	89,352
Taiheiyo Cement Corp.	1,000	2,911
		928,663

CHEMICALS (0.34%)
Air Water, Inc.	1,000	17,269
Akzo Nobel NV	1,006	65,188
Arkema SA	294	25,102
Asahi Kasei Corp.	10,000	76,729
BASF SE	196	15,396
Daicel Corp.	11,700	133,472
EI du Pont de Nemours & Co.	777	53,745
EMS-Chemie Holding AG	45	24,631
Evonik Industries AG	1,941	60,501
Ferro Corp.(a)	12,554	162,700
Hitachi Chemical Co., Ltd.	1,300	27,571
Johnson Matthey PLC	47	2,038
K+S AG	555	11,594
Kuraray Co., Ltd.	4,000	51,276
Lonza Group AG	366	68,993
LyondellBasell Industries NV, Class A	3,164	238,123
Mitsubishi Gas Chemical Co., Inc.	1,000	5,782
Monsanto Co.	79	8,435
PPG Industries, Inc.	5,010	524,597
Praxair, Inc.	22	2,564
Shin-Etsu Chemical Co., Ltd.	2,200	152,308
The Dow Chemical Co.	1,816	97,465
The Valspar Corp.	4,223	449,623
Toray Industries, Inc.	9,000	82,974
		2,358,076

COMMERCIAL SERVICES (0.22%)
Abertis Infraestructuras SA	3,044	47,883
Aggreko PLC	374	6,365
Edenred	1,100	24,946

Description	Shares	Value (Note 2)
COMMERCIAL SERVICES (0.22%) (continued)
EVERTEC, Inc.	7,156	$123,083
Global Payments, Inc.	125	9,332
GMO Payment Gateway, Inc.	500	28,912
ISS A/S	360	13,884
Live Nation Entertainment, Inc.(a)	1,421	38,964
ManpowerGroup, Inc.(b)	3,917	271,840
Nielsen Holdings PLC	2,181	117,469
Nihon M&A Center, Inc.	800	49,316
Outsourcing, Inc.	1,200	45,573
Park24 Co., Ltd.	1,700	58,147
PayPal Holdings, Inc.(a)	3,069	114,290
Randstad Holding NV	160	6,883
RELX NV	1,265	22,876
RELX PLC	1,101	20,910
Robert Half International, Inc.(b)	5,878	214,782
Temp Holdings Co., Ltd.	4,900	80,678
The Western Union Co.	2,956	59,120
Total System Services, Inc.	3,044	155,000
United Rentals, Inc.(a)	23	1,832
		1,512,085

COMPUTERS (0.63%)
Accenture PLC, Class A	69	7,784
Amdocs, Ltd.(b)	7,626	445,053
Apple, Inc.	4,395	458,003
Atos SE	10	980
Brocade Communications Systems, Inc.	33,286	309,560
Cognizant Technology Solutions Corp., Class A(a)	686	39,438
Computer Sciences Corp.	7,485	358,008
EMC Corp.(b)	24,994	706,830
Fujitsu, Ltd.	6,000	25,462
Hewlett Packard Enterprise Co.	36,402	765,170
Hewlett-Packard Co.	52,557	736,324
International Business Machines Corp.	299	48,025
Leidos Holdings, Inc.	6,745	337,318
Otsuka Corp.	1,600	82,952
SCSK Corp.	2,200	92,713
Teradata Corp.(a)	156	4,427
Western Digital Corp.	69	3,278
		4,421,325

CONTAINERS & PACKAGING (0.08%)
WestRock Co.(b)	12,662	543,326

COSMETICS & PERSONAL CARE (0.08%)
Beiersdorf AG	651	61,129
Colgate-Palmolive Co.	494	36,768
Kao Corp.	4,100	223,132
Kose Corp.	500	46,945
Pola Orbis Holdings, Inc.	500	49,787
Svenska Cellulosa AB SCA, Class B	36	1,071
The Procter & Gamble Co.	1,252	107,159
Unilever NV	25	1,158

Description	Shares	Value (Note 2)
COSMETICS & PERSONAL CARE (0.08%) (continued)
Unilever PLC	406	$18,986
		546,135

DISTRIBUTION & WHOLESALE (0.14%)
Arrow Electronics, Inc.(a)(b)	10,489	697,414
Genuine Parts Co.	251	25,662
ITOCHU Corp.	13,900	159,727
Marubeni Corp.	20,800	98,093
Mitsubishi Corp.	1,600	27,889
		1,008,785

DIVERSIFIED FINANCIAL SERVICES (0.58%)
Aberdeen Asset Management PLC	11,023	46,464
AEON Financial Service Co., Ltd.	3,600	84,112
Alliance Data Systems Corp.(a)(b)	1,466	339,555
Ally Financial, Inc.	12,626	227,773
American Express Co.	4,190	270,087
Ameriprise Financial, Inc.	70	6,709
BlackRock, Inc.	9	3,296
Brait SE(a)	6,114	54,951
CME Group, Inc.	328	33,535
CoreLogic, Inc.(a)	2,851	114,838
Daiwa Securities Group, Inc.	15,000	86,044
Deutsche Boerse AG	241	20,238
Discover Financial Services(b)	11,847	673,383
E*Trade Financial Corp.(a)	757	18,986
Hargreaves Lansdown PLC	1,150	19,770
Intermediate Capital Group PLC	4,344	32,942
Invesco, Ltd.	91	2,655
Legg Mason, Inc.	92	3,141
MasterCard, Inc., Class A	161	15,334
Navient Corp.(b)	22,343	317,271
ORIX Corp.	500	7,174
Partners Group Holding AG	256	117,144
Provident Financial PLC	430	15,416
Raymond James Financial, Inc.(b)	6,606	362,669
SLM Corp.(a)(b)	36,027	259,034
Synchrony Financial(a)(b)	11,152	310,918
T Rowe Price Group, Inc.	209	14,774
TD Ameritrade Holding Corp.(b)	8,888	269,840
The Charles Schwab Corp.(b)	10,166	288,918
The NASDAQ OMX Group, Inc.	546	38,635
Visa, Inc., Class A	364	28,410
		4,084,016

ELECTRIC (0.20%)
AES Corp.	30,355	374,884
Ameren Corp.	146	7,656
Chubu Electric Power Co., Inc.	6,700	99,119
Consolidated Edison, Inc.	28	2,242
Duke Energy Corp.	77	6,590
E.ON SE	3,126	33,523
EDP - Energias de Portugal SA	10,027	34,393
Electric Power Development Co., Ltd.	700	16,266
Electricite de France SA	3,422	44,781

Description	Shares	Value (Note 2)
ELECTRIC (0.20%) (continued)
Endesa SA	9,529	$200,231
Enel SpA	7,735	35,611
Engie SA	7,100	116,884
Entergy Corp.	228	18,557
Exelon Corp.	2,098	78,213
FirstEnergy Corp.	1,216	42,463
Fortum OYJ	2,387	39,630
NextEra Energy, Inc.	50	6,415
NRG Energy, Inc.	913	12,636
PPL Corp.	911	34,354
Public Service Enterprise Group, Inc.	843	38,786
SSE PLC	594	11,918
The Chugoku Electric Power Co., Inc.	5,000	63,361
The Kansai Electric Power Co., Inc.(a)	1,300	12,185
The Southern Co.	61	3,264
Tohoku Electric Power Co., Inc.	5,800	75,147
		1,409,109

ELECTRICAL COMPONENTS & EQUIPMENT (0.12%)
AMETEK, Inc.(b)	6,678	314,066
Brother Industries, Ltd.	1,000	11,594
Casio Computer Co., Ltd.	7,300	105,671
Emerson Electric Co.	1,490	83,291
GS Yuasa Corp.	9,000	37,311
Hitachi, Ltd.	19,000	88,729
Mabuchi Motor Co., Ltd.	700	32,381
Nidec Corp.	1,700	157,196
Prysmian SpA	264	6,175
Schneider Electric SE	248	16,225
		852,639

ELECTRONICS (0.43%)
Alps Electric Co., Ltd.	2,200	50,453
Avnet, Inc.(b)	4,020	165,222
Flextronics International, Ltd.(a)(b)	59,065	748,354
Fortive Corp.(a)(b)	2,726	131,421
Hirose Elect Co., Ltd.	700	88,019
Honeywell International, Inc.(b)	3,489	405,875
Hoya Corp.	3,000	108,051
Jabil Circuit, Inc.(b)	23,059	469,251
Keyence Corp.	200	142,931
Kyocera Corp.	2,400	115,043
Murata Manufacturing Co., Ltd.	1,400	175,969
NEC Corp.	14,000	38,967
TE Connectivity, Ltd.	5,961	359,329
		2,998,885

ENERGY & ALTERNATE SOURCES (0.00%)(c)
First Solar, Inc.(a)	14	654
Vestas Wind Systems A/S	275	19,194
		19,848

ENGINEERING & CONSTRUCTION (0.05%)
Boskalis Westminster	888	32,623
Bouygues SA	920	27,216

Description	Shares	Value (Note 2)
ENGINEERING & CONSTRUCTION (0.05%) (continued)
COMSYS Holdings Corp.	2,400	$40,386
Jacobs Engineering Group, Inc.(a)	92	4,924
Kajima Corp.	7,000	52,276
Penta-Ocean Construction Co., Ltd.	11,500	70,780
Taisei Corp.	10,000	90,655
		318,860

ENTERTAINMENT (0.06%)
Paddy Power Betfair PLC	67	7,865
Six Flags Entertainment Corp.(b)	6,738	379,956
William Hill PLC	7,828	33,142
		420,963

FOOD (0.22%)
Ajinomoto Co., Inc.	8,400	217,214
Carrefour SA	2,554	63,975
Danone SA	436	33,575
General Mills, Inc.	507	36,448
ICA Gruppen AB	459	15,357
Koninklijke Ahold Delhaize NV	5,877	140,339
MEIJI Holdings Co., Ltd.	1,000	105,454
METRO AG	215	6,918
Mondelez International, Inc., Class A	2,287	100,582
Morinaga & Co., Ltd.	8,000	53,158
Nestle SA	2,534	203,149
Orkla ASA	5,053	46,894
Pilgrim's Pride Corp.	8,260	192,045
Seven & I Holdings Co., Ltd.	1,700	71,692
Sysco Corp.	219	11,342
The JM Smucker Co.	19	2,929
The Kraft Heinz Co.	16	1,382
The Kroger Co.	408	13,950
Tyson Foods, Inc., Class A(b)	3,057	224,995
Wm Morrison Supermarkets PLC	787	1,935
		1,543,333

FOOD SERVICE (0.01%)
Compass Group PLC	2,610	49,602

FOREST PRODUCTS & PAPER (0.02%)
International Paper Co.	66	3,024
Mondi PLC	1,527	30,920
OJI Holdings Corp.	6,000	25,285
UPM-Kymmene OYJ	3,025	62,329
		121,558

GAS (0.03%)
Enagas SA	1,460	44,512
Osaka Gas Co., Ltd.	12,000	48,948
Questar Corp.	882	22,200
Snam SpA	5,382	31,139
UGI Corp.	627	28,378
		175,177

Description	Shares	Value (Note 2)
HAND & MACHINE TOOLS (0.10%)
Disco Corp.	600	$62,449
Fuji Electric Holdings Co., Ltd.	37,000	165,718
SMC Corp.	500	133,214
Stanley Black & Decker, Inc.(b)	3,025	368,142
		729,523

HEALTHCARE - PRODUCTS (0.11%)
Abbott Laboratories	586	26,223
Baxter International, Inc.	52	2,497
Boston Scientific Corp.(a)	34	826
CR Bard, Inc.	157	35,126
CYBERDYNE, Inc.(a)	1,800	35,159
Edwards Lifesciences Corp.(a)	87	9,963
Hologic, Inc.(a)	1,306	50,268
Intuitive Surgical, Inc.(a)	108	75,142
Lifco AB, Class B	816	24,746
Medtronic PLC	127	11,129
Shimadzu Corp.	5,000	73,945
St Jude Medical, Inc.	2,283	189,580
Topcon Corp.	7,600	74,037
Zimmer Biomet Holdings, Inc.	1,433	187,924
		796,565

HEALTHCARE - SERVICES (0.46%)
Aetna, Inc.	416	47,927
Anthem, Inc.(b)	3,713	487,666
Cigna Corp.	3,798	489,790
DaVita HealthCare Partners, Inc.(a)(b)	4,207	326,211
Fresenius SE & Co., KGaA	290	21,655
HCA Holdings, Inc.(a)	653	50,366
ICON PLC(a)(b)	3,750	291,263
Laboratory Corp. of America Holdings(a)	4,390	612,668
Mediclinic International PLC	628	8,926
Miraca Holdings, Inc.	100	4,636
PeptiDream, Inc.(a)	600	33,753
UnitedHealth Group, Inc.	3,427	490,746
Universal Health Services, Inc., Class B	2,106	272,790
WellCare Health Plans, Inc.(a)	900	96,120
		3,234,517

HOLDING COMPANIES - DIVERSIFIED (0.02%)
Ackermans & van Haaren NV	298	36,065
Leucadia National Corp.	3,065	55,967
Schouw & Co.	275	15,954
Wendel SA	437	46,643
		154,629

HOME BUILDERS (0.08%)
Barratt Developments PLC	3,902	22,593
Berkeley Group Holdings PLC	1,085	38,526
DR Horton, Inc.	123	4,044
Iida Group Holdings Co., Ltd.	6,500	130,847
Persimmon PLC	2,507	55,973

Description	Shares	Value (Note 2)
HOME BUILDERS (0.08%) (continued)
PulteGroup, Inc.	16,025	$339,410
		591,393

HOME FURNISHINGS (0.03%)
Hoshizaki Electric Co., Ltd.	500	45,817
Leggett & Platt, Inc.	89	4,679
Sony Corp.	4,600	147,961
		198,457

HOUSEHOLD PRODUCTS & WARES (0.01%)
Henkel AG & Co. KGaA	330	35,824

HOUSEWARES (0.11%)
Avery Dennison Corp.(b)	3,840	299,098
Kimberly-Clark Corp.	316	40,938
Newell Brands, Inc.(b)	6,558	344,033
The Clorox Co.	449	58,850
		742,919

INSURANCE (0.75%)
Admiral Group PLC	1,308	37,460
Aflac, Inc.	1,167	84,351
Alleghany Corp.(a)	434	235,879
Allianz SE	1,401	200,959
American Financial Group, Inc.	610	44,591
American International Group, Inc.	3,509	191,030
AmTrust Financial Services, Inc.	1,242	29,646
Aon PLC	3,853	412,541
Aspen Insurance Holdings, Ltd.	5,858	269,234
Assicurazioni Generali SpA	1,013	13,341
Aviva PLC	1,739	9,001
AXA SA	3,089	62,957
Baloise Holding AG	9	1,014
Berkshire Hathaway, Inc., Class B(a)(b)	4,413	636,663
Chubb, Ltd.(b)	3,423	428,765
Cincinnati Financial Corp.	121	9,039
CNO Financial Group, Inc.(b)	7,653	132,933
Direct Line Insurance Group PLC	10,513	48,725
Endurance Specialty Holdings, Ltd.	663	44,839
Genworth MI Canada, Inc.	300	8,012
Legal & General Group PLC	16,732	45,550
MetLife, Inc.(b)	3,537	151,171
MS&AD Insurance Group Holdings, Inc.	10,000	294,605
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	218	36,364
Principal Financial Group, Inc.	43	2,005
Prudential Financial, Inc.	315	23,716
Swiss Re AG	872	73,191
The Allstate Corp.(b)	6,606	451,388
The Dai-ichi Life Insurance Co., Ltd.	6,700	89,040
The Hartford Financial Services Group, Inc.	185	7,372
The Progressive Corp.	2,133	69,344
The Travelers Companies, Inc.(b)	2,944	342,152
Tokio Marine Holdings, Inc.	3,700	146,499
Unum Group	4,702	157,094

Description	Shares	Value (Note 2)
INSURANCE (0.75%) (continued)
Validus Holdings, Ltd.	4,548	$224,808
WR Berkley Corp.	3,912	227,639
		5,242,918

INTERNET (0.53%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	3,425	282,494
Alphabet, Inc., Class A(a)	945	747,816
Alphabet, Inc., Class C(a)	148	113,781
Amazon.com, Inc.(a)	111	84,228
Baidu, Inc., Sponsored ADR(a)	1,694	270,362
CDW Corp.(b)	14,555	624,846
eBay, Inc.(a)(b)	17,281	538,476
F5 Networks, Inc.(a)	293	36,162
Facebook, Inc., Class A(a)	1,675	207,599
IAC/InterActiveCorp	897	51,990
Kakaku.com, Inc.	8,500	178,439
M3, Inc.	1,200	38,928
Mixi, Inc.	500	18,082
Netflix, Inc.(a)	54	4,928
Nexon Co., Ltd.	3,900	58,862
Phoenix New Media, Ltd., ADR(a)	13,316	51,799
Rocket Internet SE(a)(d)(e)	1,191	24,707
SMS Co., Ltd.	2,400	57,063
The Priceline Group, Inc.(a)	153	206,674
VeriSign, Inc.(a)	759	65,737
Yahoo!, Inc.(a)	75	2,864
Yandex NV, Class A(a)	3,567	77,226
		3,743,063

INVESTMENT COMPANIES (0.07%)
American Capital, Ltd.(a)	2,484	40,912
Apollo Investment Corp.	3,128	18,017
Ares Capital Corp.	3,501	53,005
BlackRock Capital Investment Corp.	1,100	9,196
China Merchants China Direct Investments, Ltd.	6,000	8,321
Compass Diversified Holdings	1,140	19,403
Fifth Street Finance Corp.	2,289	12,818
FS Investment Corp.	3,197	30,372
Golub Capital BDC, Inc.	717	13,652
Kinnevik AB, Class B	1,262	32,181
Main Street Capital Corp.	673	22,512
Medley Capital Corp.	854	6,226
Melrose Industries PLC	6,755	61,194
New Mountain Finance Corp.	887	11,850
Pargesa Holding SA	279	19,431
PennantPark Investment Corp.	1,279	9,426
Prospect Capital Corp.	4,115	34,463
Solar Capital, Ltd.	636	12,879
TCP Capital Corp.	688	10,939
TICC Capital Corp.	1,122	6,328
TPG Specialty Lending, Inc.	772	13,549
Triangle Capital Corp.	433	8,612
Zeder Investments, Ltd.	42,916	21,703
		476,989

Description	Shares	Value (Note 2)
IRON & STEEL (0.07%)
Fosun International, Ltd.	46,500	$60,774
Hitachi Metals, Ltd.	200	2,260
JFE Holdings, Inc.	2,000	26,589
Kobe Steel, Ltd.	4,000	3,528
Nippon Steel & Sumitomo Metal Corp.	3,800	72,622
Nucor Corp.	1,128	60,506
Steel Dynamics, Inc.	8,700	233,334
		459,613

LEISURE TIME (0.04%)
Carnival Corp.	1,550	72,416
Carnival PLC	1,698	81,844
Royal Caribbean Cruises, Ltd.	72	5,216
Shimano, Inc.	100	15,926
Yamaha Corp.	3,000	84,206
		259,608

LODGING (0.01%)
Marriott International, Inc., Class A	68	4,876
MGM Resorts International(a)	2,159	51,773
Starwood Hotels & Resorts Worldwide, Inc.	88	6,869
Wyndham Worldwide Corp.	11	781
		64,299

MACHINERY - CONSTRUCTION & MINING (0.03%)
ABB, Ltd.	4,183	88,908
Atlas Copco AB, Class A	1,583	44,454
Atlas Copco AB, Class B	460	11,768
Hitachi Construction Machinery Co., Ltd.	1,800	29,725
		174,855

MACHINERY - DIVERSIFIED (0.13%)
Amada Holdings Co., Ltd.	300	3,313
ANDRITZ AG	682	34,769
BWX Technologies, Inc.	6,300	231,903
Cummins, Inc.	178	21,853
Deere & Co.	820	63,722
FANUC Corp.	700	118,856
Hexagon AB, Class B	600	23,665
Hollysys Automation Technologies, Ltd.(a)	5,403	105,845
Kawasaki Heavy Industries, Ltd.	23,000	69,202
Kone OYJ, Class B	503	25,469
Kubota Corp.	5,400	80,311
MAN SE	231	24,219
Nabtesco Corp.	2,800	75,986
Rockwell Automation, Inc.	137	15,673
		894,786

MEDIA (0.45%)
CBS Corp., Class B(b)	3,355	175,198
Comcast Corp., Class A(b)	10,178	684,471
Discovery Communications, Inc., Class C(a)	228	5,595
ITV PLC	13,712	35,568
Liberty Braves Group, Class C(a)	259	4,139
Liberty Broadband Corp., Class C(a)(b)	1,653	104,651

Description	Shares	Value (Note 2)
MEDIA (0.45%) (continued)
Liberty Global PLC LiLAC, Class C(a)	5,387	$188,545
Liberty Global PLC, Class C(a)	18,504	572,699
Liberty SiriusXM Group, Class C(a)	5,819	205,120
Pearson PLC	506	5,907
RTL Group SA	667	56,853
Scripps Networks Interactive, Inc., Class A	4,140	273,488
TEGNA, Inc.	14,499	317,528
The Walt Disney Co.	1,022	98,061
Time Warner, Inc.	4,832	370,373
Twenty-First Century Fox, Inc., Class A	55	1,465
Twenty-First Century Fox, Inc., Class B	121	3,271
Vivendi SA	3,758	73,882
		3,176,814

METAL FABRICATE & HARDWARE (0.01%)
MISUMI Group, Inc.	4,700	87,611

MINING (0.08%)
Alcoa, Inc.	743	7,891
Anglo American PLC	660	7,254
Barrick Gold Corp.	18,635	407,309
BHP Billiton PLC	4,015	50,198
Freeport-McMoRan, Inc.	210	2,722
Newmont Mining Corp.	68	2,992
Rio Tinto PLC	1,320	43,001
Sumitomo Metal Mining Co., Ltd.	4,000	48,748
		570,115

MISCELLANEOUS MANUFACTURING (0.28%)
3M Co.	621	110,762
Danaher Corp.(b)	5,452	444,011
Dover Corp.	942	67,287
FUJIFILM Holdings Corp.	4,200	153,494
General Electric Co.	4,378	136,331
Illinois Tool Works, Inc.	557	64,278
Ingersoll-Rand PLC(b)	5,146	340,974
Konica Minolta, Inc.	300	2,458
Nikon Corp.	3,500	50,115
Parker-Hannifin Corp.	70	7,993
Siemens AG	12	1,303
Textron, Inc.(b)	14,144	551,616
		1,930,622

OFFICE & BUSINESS EQUIPMENT (0.01%)
Canon, Inc.	500	14,382
Pitney Bowes, Inc.	138	2,665
Ricoh Co., Ltd.	7,500	67,330
Xerox Corp.	397	4,089
		88,466

OIL & GAS (0.93%)
Anadarko Petroleum Corp.	3,503	191,019
Apache Corp.	211	11,077
BP PLC	17,087	96,527

Description	Shares	Value (Note 2)
OIL & GAS (0.93%) (continued)
Cabot Oil & Gas Corp.	17	$419
Canadian Natural Resources, Ltd.(b)	12,157	367,506
Chesapeake Energy Corp.(a)	693	3,756
Chevron Corp.	875	89,670
ConocoPhillips Co.	247	10,083
DCC PLC	17	1,518
Devon Energy Corp.	253	9,685
Diamond Offshore Drilling, Inc.	2,050	46,576
Diamondback Energy, Inc.(a)	4,322	379,428
Energen Corp.	3,131	148,347
Eni SpA	1,814	27,744
EOG Resources, Inc.	554	45,262
EQT Corp.	8,257	601,605
Exxon Mobil Corp.	2,141	190,442
Galp Energia SGPS SA	91	1,242
Hess Corp.	71	3,809
Inpex Corp.	10,000	80,031
JX Holdings, Inc.	800	3,041
Kosmos Energy, Ltd.(a)	21,441	118,998
Laredo Petroleum, Inc.(a)	1,804	18,076
Marathon Oil Corp.	39,498	538,753
Marathon Petroleum Corp.	178	7,011
Memorial Resource Development Corp.(a)	2,650	39,697
Murphy Oil Corp.	112	3,072
Newfield Exploration(a)	8,649	374,502
Noble Energy, Inc.	22	786
Occidental Petroleum Corp.	8,279	618,690
Parsley Energy, Inc., Class A(a)(b)	38,807	1,106,388
Phillips 66	4,980	378,779
Pioneer Natural Resources Co.	18	2,926
Rice Energy, Inc.(a)(b)	18,970	442,380
Rowan Cos. PLC, Class A	672	10,241
Royal Dutch Shell PLC, Class A	4,709	121,153
Royal Dutch Shell PLC, Class B	1,336	35,398
RSP Permian, Inc.(a)	3,267	117,449
Southwestern Energy Co.(a)	224	3,266
Statoil ASA	3,382	53,232
Tesoro Corp.	954	72,647
TOTAL SA	483	23,090
Transocean, Ltd.	1,708	18,771
Valero Energy Corp.	1,668	87,203
WPX Energy, Inc.(a)	2,652	26,493
		6,527,788

OIL & GAS SERVICES (0.01%)
Baker Hughes, Inc.	107	5,118
FMC Technologies, Inc.(a)	36	914
Halliburton Co.	36	1,572
National Oilwell Varco, Inc.	416	13,457
Petrofac, Ltd.	267	2,634
Schlumberger, Ltd.	254	20,452
		44,147

PACKAGING & CONTAINERS (0.33%)
Ball Corp.	22	1,555

Description	Shares	Value (Note 2)
PACKAGING & CONTAINERS (0.33%) (continued)
Bemis Co., Inc.	45	$2,297
Berry Plastics Group, Inc.(a)(b)	18,044	739,804
FP Corp.	1,100	57,892
Graphic Packaging Holding Co.(b)	57,295	781,504
Packaging Corp. of America(b)	4,285	320,046
Sealed Air Corp.	8,696	410,277
		2,313,375

PHARMACEUTICALS (0.86%)
AbbVie, Inc.(b)	5,386	356,715
Actelion, Ltd.	138	24,476
Alfresa Holdings Corp.	2,800	62,237
Allergan PLC(a)	86	21,754
AmerisourceBergen Corp.	181	15,419
Astellas Pharma, Inc.	1,200	20,246
AstraZeneca PLC	288	19,241
Aurobindo Pharma, Ltd.	958	11,319
Bayer AG	915	98,430
Bristol-Myers Squibb Co.	275	20,573
Cardinal Health, Inc.(b)	6,160	514,976
Chugai Pharmaceutical Co., Ltd.	2,000	75,758
CSPC Pharmaceutical Group, Ltd.	18,000	15,568
Daiichi Sankyo Co., Ltd.	4,600	110,948
Eisai Co., Ltd.	2,100	124,393
Eli Lilly & Co.	34	2,818
Express Scripts Holding Co.(a)(b)	7,123	541,847
Galenica AG	7	9,028
GlaxoSmithKline PLC	6,075	135,715
Herbalife, Ltd.(a)	700	47,607
Johnson & Johnson	6,713	840,669
Mallinckrodt PLC(a)	14	943
McKesson Corp.(b)	2,615	508,774
Medipal Holdings Corp.	2,600	43,115
Merck & Co., Inc.	11,526	676,115
Novartis AG	1,008	83,515
Novartis AG, Sponsored ADR	2,423	201,739
Novo Nordisk A/S, Class B	1,232	70,196
Ono Pharmaceutical Co., Ltd.	1,600	58,066
Orion OYJ, Class B	242	9,910
Perrigo Co. PLC	2,177	198,956
Pfizer, Inc.	10,421	384,431
Quintiles Transnational Holdings, Inc.(a)	224	17,391
Roche Holding AG	623	159,093
Sanofi	320	27,243
Shionogi & Co., Ltd.	2,500	131,082
Shire PLC	449	28,945
Shire PLC, ADR	0	23
Sumitomo Dainippon Pharma Co., Ltd.	5,800	109,480
Takeda Pharmaceutical Co., Ltd.	200	8,993
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,989	266,912
		6,054,659

PIPELINES (0.06%)
Boardwalk Pipeline Partners LP	23,986	400,806
Kinder Morgan, Inc.	171	3,477

Description	Shares	Value (Note 2)
PIPELINES (0.06%) (continued)
Oneok, Inc.	1,075	$48,149
		452,432

PRIVATE EQUITY (0.10%)
3i Group PLC	13,956	113,960
Alaris Royalty Corp.	775	13,801
Allied Minds PLC(a)	2,550	12,497
Altamir	996	11,358
Apollo Global Management LLC, Class A	2,406	41,263
AURELIUS Equity Opportunities SE & Co. KGaA	499	30,399
Bure Equity AB	1,409	14,449
Deutsche Beteiligungs AG	382	12,095
Eurazeo SA	1,085	69,349
Gimv NV	474	25,744
Hercules Capital, Inc.	1,448	19,200
IP Group PLC(a)	9,569	19,959
Jafco Co., Ltd.	1,100	29,366
KKR & Co. LP	5,648	81,557
Onex Corp.	1,399	86,845
Ratos AB, Class B	4,640	23,452
Safeguard Scientifics, Inc.(a)	437	5,646
The Blackstone Group LP	3,006	80,681
The Carlyle Group LP	1,751	30,257
		721,878

REAL ESTATE (0.07%)
Aeon Mall Co., Ltd.	3,300	44,955
Daito Trust Construction Co., Ltd.	700	117,930
Deutsche Wohnen AG	290	10,854
Mitsubishi Estate Co., Ltd.	4,000	75,621
Mitsui Fudosan Co., Ltd.	7,000	154,599
NTT Urban Development Corp.	5,400	58,374
		462,333

REAL ESTATE INVESTMENT TRUSTS (0.11%)
American Homes 4 Rent, Class A	7,892	171,256
American Tower Corp.	58	6,715
Apartment Investment & Management Co., Class A	6	276
AvalonBay Communities, Inc.	133	24,691
Boston Properties, Inc.(b)	1,218	173,114
Brixmor Property Group, Inc.	1,639	46,548
Crown Castle International Corp.	32	3,105
Equity Residential	1,063	72,273
Essex Property Trust, Inc.	84	19,646
Fonciere Des Regions	91	8,560
Host Hotels & Resorts, Inc.	892	15,824
Japan Retail Fund Investment Corp.	28	69,153
Kimco Realty Corp.	399	12,808
Public Storage	77	18,397
Simon Property Group, Inc.	48	10,898
SL Green Realty Corp.	1,151	135,611
		788,875

RETAIL (0.40%)
ASKUL Corp.	900	31,445

Description	Shares	Value (Note 2)
RETAIL (0.40%) (continued)
AutoZone, Inc.(a)	22	$17,907
Best Buy Co., Inc.	236	7,930
Costco Wholesale Corp.	19	3,177
CVS Health Corp.(b)	2,905	269,352
Darden Restaurants, Inc.	350	21,546
FamilyMart Co., Ltd.	2,700	160,357
Fast Retailing Co., Ltd.	300	98,290
Foot Locker, Inc.	4,490	267,694
HUGO BOSS AG	168	9,964
Isetan Mitsukoshi Holdings, Ltd.	3,400	33,955
J Front Retailing Co., Ltd.	6,000	70,388
Kingfisher PLC(a)	4,159	18,511
Lawson, Inc.	600	46,513
Lowe's Cos., Inc.(b)	4,255	350,101
Macy's, Inc.	20	717
Marks & Spencer Group PLC	1,748	7,387
McDonald's Corp.	310	36,471
Nitori Holdings Co., Ltd.	900	112,373
O'Reilly Automotive, Inc.(a)	269	78,179
PVH Corp.	7	707
Ross Stores, Inc.	45	2,782
Ryohin Keikaku Co,. Ltd.	200	44,945
Staples, Inc.	152	1,412
Starbucks Corp.	279	16,196
Sundrug Co., Ltd.	900	78,767
Target Corp.(b)	5,423	408,515
The Home Depot, Inc.	587	81,147
The TJX Companies, Inc.	204	16,671
Tiffany & Co.	28	1,806
Walgreens Boots Alliance, Inc.	4,027	319,140
Wal-Mart Stores, Inc.	1,903	138,862
World Fuel Services Corp.	936	44,554
		2,797,761

SEMICONDUCTORS (0.34%)
ARM Holdings PLC	1,160	25,669
ASML Holding NV	452	49,998
Avago Technologies, Ltd.	4,630	749,967
Intel Corp.	1,311	45,701
KLA-Tencor Corp.	205	15,521
Linear Technology Corp.	115	6,899
NVIDIA Corp.	382	21,812
ON Semiconductor Corp.(a)(b)	45,419	455,553
Qorvo, Inc.(a)	5,982	378,242
QUALCOMM, Inc.	180	11,264
Texas Instruments, Inc.(b)	9,013	628,657
Xilinx, Inc.	78	3,984
		2,393,267

SHIPBUILDING (0.09%)
Huntington Ingalls Industries, Inc.(b)	3,616	624,049

SOFTWARE (0.35%)
Activision Blizzard, Inc.	3,136	125,942

Description	Shares	Value (Note 2)
SOFTWARE (0.35%) (continued)
Adobe Systems, Inc.(a)	565	$55,291
Amadeus IT Holding SA, Class A	470	22,067
Capcom Co., Ltd.	3,800	78,357
Citrix Systems, Inc.(a)	516	45,991
Electronic Arts, Inc.(a)	1,619	123,562
Fidelity National Information Services, Inc.	3,309	263,165
Microsoft Corp.(b)	13,609	771,358
NetEase, Inc., ADR(b)	1,563	319,274
Oracle Corp.(b)	15,376	631,031
Red Hat, Inc.(a)	178	13,402
salesforce.com, Inc.(a)	214	17,505
SAP SE	22	1,928
		2,468,873

TELECOMMUNICATIONS (0.38%)
Arista Networks, Inc.(a)	1,000	71,270
AT&T, Inc.	2,776	120,173
BT Group PLC	7,170	39,223
CenturyLink, Inc.	2,055	64,609
China Telecom Corp., Ltd., Class H	358,000	176,268
Cisco Systems, Inc.(b)	13,097	399,851
Deutsche Telekom AG	2,526	42,997
Eutelsat Communications SA	593	11,788
Juniper Networks, Inc.	298	6,762
KDDI Corp.	11,400	351,379
Millicom International Cellular SA, SDR	15	801
Motorola Solutions, Inc.	43	2,983
Nippon Telegraph & Telephone Corp.	5,000	239,183
Nokia OYJ	3,589	20,624
NTT DOCOMO, Inc.	2,100	56,588
Orange SA	8,671	132,713
Proximus SADP	1,838	57,362
SES SA	849	18,599
SoftBank Corp.	1,400	78,250
Telefonaktiebolaget LM Ericsson, Class B	406	3,027
Telefonica Deutschland Holding AG	4,444	18,135
Telefonica SA	6,062	59,424
Telia Co. AB	2,990	13,645
Verizon Communications, Inc.	11,568	640,983
Vodafone Group PLC	9,677	29,399
		2,656,036

TEXTILES (0.01%)
Toyobo Co., Ltd.	22,000	42,044

TOYS, GAMES & HOBBIES (0.01%)
Hasbro, Inc.	111	9,017
Tomy Co., Ltd.	8,700	78,870
		87,887

TRANSPORTATION (0.10%)
AP Moeller-Maersk A/S, Class A	6	7,841
Central Japan Railway Co.	900	169,530
CH Robinson Worldwide, Inc.	78	5,430

Description	Shares	Value (Note 2)
TRANSPORTATION (0.10%) (continued)
Deutsche Post AG	1,264	$37,717
East Japan Railway Co.	2,400	223,100
Expeditors International of Washington, Inc.	312	15,422
Hitachi Transport System, Ltd.	3,200	63,225
Keisei Electric Railway Co., Ltd.	6,000	79,502
Mitsui OSK Lines, Ltd.	1,000	2,166
Norfolk Southern Corp.	92	8,260
Royal Mail PLC	3,964	26,729
Tokyu Corp.	8,000	66,409
United Parcel Service, Inc., Class B	180	19,458
		724,789

TOTAL COMMON STOCKS
(Cost $83,202,990)		94,843,822

EXCHANGE TRADED FUNDS (0.19%)
iShares® Europe ETF	3,069	119,538
iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,900	855,531
iShares® MSCI Emerging Markets UCITS ETF	257	8,771
iShares® MSCI Japan ETF	9,495	114,510
iShares® MSCI World UCITS ETF DIST	2,027	73,799
iShares® Russell 1000 Value ETF	763	80,550
SPDR® S&P 500® ETF Trust	229	49,727
		1,302,426

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,214,541)		1,302,426

LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	7,787	124,514

TOTAL LIMITED PARTNERSHIPS
(Cost $156,875)		124,514

OPEN-END MUTUAL FUNDS (59.83%)
AQR Multi Strategy Alternative Fund, Class I	11,471,483	109,667,380
AQR Risk Parity Fund, Class I	1,763,323	17,915,366
Credit Suisse Floating Rate High Income Fund, Institutional Class	297,906	1,992,991
Diamond Hill Long-Short Fund, Class Y	2,203,755	53,815,708
FPA Crescent Fund	1,794,103	57,178,063
Lazard Global Listed Infrastructure Portfolio, Institutional Class	113,019	1,599,213
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I(a)	3,599,065	33,903,192
Nuveen Symphony Floating Rate Income Fund, Class I	103,154	2,019,755
PIMCO Short-Term Fund, Institutional Class	14,494,059	140,882,257
		418,973,925

TOTAL OPEN-END MUTUAL FUNDS
(Cost $410,323,346)		418,973,925

Description	Shares	Value (Note 2)
PREFERRED STOCKS (0.00%)(c)
HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Henkel AG & Co. KGaA	5	$623

TOTAL PREFERRED STOCKS
(Cost $517)		623

Description	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (0.07%)
Honda Auto Receivables Owner Trust 2015-3 A2
0.92%, 01/18/2017	$439,161	439,222
Toyota Auto Receivables Owner Trust 2015-A A2
0.71%, 07/17/2017	49,101	49,094
		488,316

TOTAL ASSET-BACKED SECURITIES
(Cost $488,257)		488,316

CORPORATE BONDS (1.74%)
ADVERTISING (0.01%)
Omnicom Group, Inc.
3.60%, 04/15/2026	18,000	19,189
The Interpublic Group of Companies, Inc.
4.20%, 04/15/2024	24,000	26,176
		45,365

AEROSPACE & DEFENSE (0.03%)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(d)	25,000	26,569
4.75%, 10/07/2044(d)	16,000	17,982
Harris Corp.
4.85%, 04/27/2035	22,000	24,672
5.05%, 04/27/2045	20,000	23,811
Moog, Inc.
5.25%, 12/01/2022(d)	25,000	25,875
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	4,000	4,237
The Boeing Co.
0.95%, 05/15/2018	54,000	54,095
2.20%, 10/30/2022	15,000	15,498
Triumph Group, Inc.
5.25%, 06/01/2022	25,000	23,875
		216,614

AIRLINES (0.01%)
Allegiant Travel Co.
5.50%, 07/15/2019	40,000	42,100
United Airlines 2013-1 Class B Pass Through Trust
5.38%, 08/15/2021	25,906	27,040
		69,140

Description	Principal Amount	Value (Note 2)
APPAREL (0.00%)(c)
Under Armour, Inc.
3.25%, 06/15/2026	$10,000	$10,205

AUTO MANUFACTURERS (0.05%)
American Honda Finance Corp.
1.20%, 07/14/2017	89,000	89,286
1.20%, 07/12/2019	28,000	28,036
BMW US Capital LLC
1.50%, 04/11/2019(d)	19,000	19,137
Hyundia Capital America
2.40%, 10/30/2018(d)	39,000	39,562
JB Poindexter & Co., Inc.
9.00%, 04/01/2022(d)	21,000	22,759
PACCAR Financial Corp.
1.65%, 02/25/2019	6,000	6,082
2.20%, 09/15/2019	63,000	64,561
Toyota Motor Credit Corp.
1.70%, 02/19/2019	100,000	101,467
2.00%, 10/24/2018	11,000	11,222
		382,112

BANKS (0.39%)
Bank of America Corp.
2.63%, 10/19/2020	11,000	11,260
4.25%, 10/22/2026	46,000	48,639
7.25%, 10/15/2025	7,000	8,748
Bank of America Corp., Series L
2.60%, 01/15/2019	61,000	62,473
3.95%, 04/21/2025	23,000	23,809
BankUnited, Inc.
4.88%, 11/17/2025	38,000	39,584
BNP Paribas SA
7.63%, Perpetual Maturity(d)(f)(g)	225,000	234,338
Capital One Financial Corp.
3.75%, 07/28/2026	11,000	11,101
Citigroup, Inc.
4.40%, 06/10/2025	76,000	80,968
4.45%, 09/29/2027	38,000	39,951
6.00%, 10/31/2033	10,000	11,901
Credit Agricole SA
8.13%, Perpetual Maturity(d)(f)(g)	250,000	264,063
Credit Suisse Group AG
7.50%, Perpetual Maturity(d)(f)(g)	200,000	207,750
Credit Suisse New York
1.70%, 04/27/2018	38,000	37,976
Deutsche Bank AG
3.38%, 05/12/2021	11,000	11,006
Fifth Third Bancorp, Series J
4.90%, Perpetual Maturity(f)(g)	48,000	44,820
First Horizon National Corp.
3.50%, 12/15/2020	55,000	55,871
HSBC Holdings PLC
6.88%, Perpetual Maturity(f)(g)	230,000	237,475

Description	Principal Amount	Value (Note 2)
BANKS (0.39%) (continued)
Intesa Sanpaolo SpA
7.70%, Perpetual Maturity(d)(f)(g)	$215,000	$195,381
JPMorgan Chase & Co.
2.55%, 03/01/2021	50,000	51,244
2.70%, 05/18/2023	75,000	76,251
2.75%, 06/23/2020	10,000	10,354
JPMorgan Chase & Co., Series U
6.13%, Perpetual Maturity(f)(g)	9,000	9,596
Lloyds Banking Group PLC
7.50%, Perpetual Maturity(f)(g)	205,000	205,000
Morgan Stanley
2.80%, 06/16/2020	11,000	11,343
3.13%, 07/27/2026	12,000	12,151
4.10%, 05/22/2023	87,000	92,033
4.75%, 03/22/2017	41,000	41,940
5.00%, 11/24/2025	22,000	24,506
Regions Financial Corp.
3.20%, 02/08/2021	21,000	21,728
7.38%, 12/10/2037	71,000	92,379
Royal Bank of Canada
4.65%, 01/27/2026	20,000	22,046
Royal Bank of Scotland Group PLC
8.00%, Perpetual Maturity(f)(g)	230,000	229,138
The Goldman Sachs Group, Inc.
4.25%, 10/21/2025	28,000	29,650
4.75%, 10/21/2045	11,000	12,588
5.15%, 05/22/2045	5,000	5,509
6.13%, 02/15/2033	22,000	28,060
6.75%, 10/01/2037	49,000	63,055
The Toronto-Dominion Bank
1.80%, 07/13/2021	27,000	27,059
Wells Fargo & Co.
4.30%, 07/22/2027	34,000	37,292
4.40%, 06/14/2046	1,000	1,061
Wells Fargo Capital X
5.95%, 12/15/2036	17,000	18,764
		2,749,861

BEVERAGES (0.03%)
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	46,000	46,148
1.90%, 02/01/2019	13,000	13,219
2.65%, 02/01/2021	26,000	26,972
3.30%, 02/01/2023	12,000	12,668
4.70%, 02/01/2036	40,000	46,383
4.90%, 02/01/2046	8,000	9,841
Diageo Capital PLC
5.75%, 10/23/2017	28,000	29,545
Molson Coors Brewing Co.
3.00%, 07/15/2026	8,000	8,189
4.20%, 07/15/2046	12,000	12,679
		205,644

Description	Principal Amount	Value (Note 2)
BUILDING MATERIALS (0.01%)
Standard Industries, Inc.
6.00%, 10/15/2025(d)	$50,000	$54,375

CHEMICALS (0.02%)
A Schulman, Inc.
6.88%, 06/01/2023(d)	40,000	40,800
Airgas, Inc.
3.05%, 08/01/2020	12,000	12,490
Eco Services Operations LLC / Eco Finance Corp.
8.50%, 11/01/2022(d)	20,000	20,788
Lubrizol Corp.
6.50%, 10/01/2034	14,000	19,264
RPM International, Inc.
5.25%, 06/01/2045	57,000	61,288
Tronox Finance LLC
7.50%, 03/15/2022(d)	12,000	9,585
		164,215

COAL (0.00%)(c)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020	25,000	21,375

COMMERCIAL SERVICES (0.03%)
Automatic Data Processing, Inc.
2.25%, 09/15/2020	5,000	5,218
Avis Budget Car Rental LLC
5.25%, 03/15/2025(d)	20,000	18,925
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	46,000	44,850
Harland Clarke Holdings Corp.
6.88%, 03/01/2020(d)	55,000	53,144
Herc Rentals, Inc.
7.50%, 06/01/2022(d)	7,000	7,105
Quad Graphics, Inc.
7.00%, 05/01/2022	60,000	57,000
		186,242

COMPUTERS (0.06%)
Apple, Inc.
2.45%, 08/04/2026	16,000	15,993
2.85%, 05/06/2021	18,000	19,053
2.85%, 02/23/2023	22,000	23,260
3.85%, 08/04/2046	12,000	12,169
4.50%, 02/23/2036	8,000	9,073
Diamond 1 Finance Corp.
6.02%, 06/15/2026(d)	35,000	37,619
7.13%, 06/15/2024(d)	30,000	32,325
8.10%, 07/15/2036(d)	25,000	28,508
8.35%, 07/15/2046(d)	16,000	18,405
Diebold, Inc.
8.50%, 04/15/2024(d)	46,000	46,172

Description	Principal Amount	Value (Note 2)
COMPUTERS (0.06%) (continued)
Hewlett-Packard Co.
4.90%, 10/15/2025(d)	$21,000	$22,569
6.20%, 10/15/2035(d)	31,000	31,827
6.35%, 10/15/2045(d)	8,000	8,222
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,882
Western Digital Corp.
10.50%, 04/01/2024(d)	20,000	22,600
		429,677

CONTAINERS & PACKAGING (0.01%)
Brambles USA, Inc.
4.13%, 10/23/2025(d)	12,000	13,087
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	20,000	22,350
		35,437

COSMETICS & PERSONAL CARE (0.00%)(c)
The Estee Lauder Cos., Inc.
4.38%, 06/15/2045	7,000	8,363

DISTRIBUTION & WHOLESALE (0.00%)(c)
WW Grainger, Inc.
3.75%, 05/15/2046	10,000	10,684

DIVERSIFIED FINANCIAL SERVICES (0.08%)
Ally Financial, Inc.
5.75%, 11/20/2025	50,000	52,250
American Express Credit Corp.
2.25%, 05/05/2021	28,000	28,628
Credit Acceptance Corp.
7.38%, 03/15/2023	45,000	45,225
Discover Financial Services
3.75%, 03/04/2025	26,000	26,699
Enova International, Inc.
9.75%, 06/01/2021	60,000	50,700
General Electric Capital Corp.
5.88%, 01/14/2038	35,000	48,308
General Electric Co.
1.25%, 05/15/2017	57,000	57,158
International Lease Finance Corp.
5.88%, 08/15/2022	16,000	18,300
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/2017	9,000	8,999
1.10%, 01/27/2017	37,000	37,066
2.00%, 01/27/2020	26,000	26,560
2.30%, 11/01/2020	7,000	7,260
4.75%, 04/30/2043(g)	42,000	42,233
Navient Corp.
5.63%, 08/01/2033	87,000	68,078
Quicken Loans, Inc.
5.75%, 05/01/2025(d)	40,000	39,850

Description	Principal Amount	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.08%) (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	$13,000	$13,577
		570,891

ELECTRIC (0.09%)
AES Corp.
5.50%, 03/15/2024	35,000	36,356
Arizona Public Service Co.
2.20%, 01/15/2020	10,000	10,226
Dominion Resources, Inc.
2.96%, 07/01/2019(h)	8,000	8,222
5.75%, 10/01/2054(g)	30,000	30,900
Duke Energy Progress LLC
2.80%, 05/15/2022	20,000	21,151
Dynegy, Inc.
7.38%, 11/01/2022	50,000	49,375
Electricite de France SA
2.35%, 10/13/2020(d)	56,000	57,649
3.63%, 10/13/2025(d)	8,000	8,366
4.95%, 10/13/2045(d)	29,000	33,274
Entergy Arkansas, Inc.
3.50%, 04/01/2026	6,000	6,104
4.95%, 12/15/2044	25,000	26,612
Entergy Louisiana LLC
4.95%, 01/15/2045	45,000	48,351
Exelon Generation Co. LLC
2.95%, 01/15/2020	14,000	14,409
FirstEnergy Corp., Series C
7.38%, 11/15/2031	42,000	54,372
Hydro-Quebec
1.38%, 06/19/2017	53,000	53,245
Louisville Gas & Electric Co.
4.38%, 10/01/2045	4,000	4,783
NRG Energy, Inc.
6.25%, 07/15/2022	35,000	35,350
Oglethorpe Power Corp.
4.25%, 04/01/2046	9,000	9,789
South Carolina Electric & Gas Co.
5.10%, 06/01/2065	10,000	12,030
Talen Energy Supply LLC
4.63%, 07/15/2019(d)	25,000	23,813
The Southern Co.
1.30%, 08/15/2017	76,000	76,160
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025(d)	10,000	10,737
Union Electric Co.
3.65%, 04/15/2045	6,000	6,379
		637,653

ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
Belden, Inc.
5.25%, 07/15/2024(d)	30,000	30,150
EnerSys
5.00%, 04/30/2023(d)	20,000	20,000

Description	Principal Amount	Value (Note 2)
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%) (continued)
General Cable Corp.
5.75%, 10/01/2022	$25,000	$23,625
Hubbell, Inc.
3.35%, 03/01/2026	16,000	16,882
		90,657

ELECTRONICS (0.01%)
Avnet, Inc.
4.63%, 04/15/2026	10,000	10,439
Corning, Inc.
1.50%, 05/08/2018	11,000	11,022
Flextronics International, Ltd.
4.75%, 06/15/2025	11,000	11,644
FLIR Systems, Inc.
3.13%, 06/15/2021	25,000	25,961
Fortive Corp.
3.15%, 06/15/2026(d)	13,000	13,788
4.30%, 06/15/2046(d)	12,000	13,527
		86,381

ENERGY & ALTERNATE SOURCES (0.01%)
TerraForm Power Operating LLC
5.88%, 02/01/2023(d)	40,000	40,350

ENGINEERING & CONSTRUCTION (0.00%)(c)
Weekley Homes LLC
6.00%, 02/01/2023	25,000	23,125

ENTERTAINMENT (0.01%)
Scientific Games International, Inc.
10.00%, 12/01/2022	55,000	49,156

ENVIRONMENTAL CONTROL (0.01%)
Clean Harbors, Inc.
5.13%, 06/01/2021	37,000	37,879
Republic Services, Inc.
2.90%, 07/01/2026	6,000	6,173
		44,052

FOOD (0.02%)
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024(d)	22,000	23,430
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024(d)	38,000	38,000
Kraft Heinz Foods Co.
4.38%, 06/01/2046(d)	15,000	16,401
4.88%, 02/15/2025(d)	27,000	29,833
Post Holdings, Inc.
5.00%, 08/15/2026(d)	20,000	19,988
		127,652

Description	Principal Amount	Value (Note 2)
FOREST PRODUCTS & PAPER (0.04%)
Clearwater Paper Corp.
4.50%, 02/01/2023	$40,000	$39,300
Domtar Corp.
6.75%, 02/15/2044	46,000	52,551
Georgia-Pacific LLC
3.60%, 03/01/2025(d)	78,000	84,289
3.73%, 07/15/2023(d)	57,000	61,812
5.40%, 11/01/2020(d)	30,000	34,068
PH Glatfelter Co.
5.38%, 10/15/2020	10,000	10,100
		282,120

GAS (0.00%)(c)
Dominion Gas Holdings LLC
4.80%, 11/01/2043	22,000	24,491

HAND & MACHINE TOOLS (0.01%)
Stanley Black & Decker, Inc.
5.75%, 12/15/2053(g)	51,000	54,458

HEALTHCARE - PRODUCTS (0.00%)(c)
Danaher Corp.
4.38%, 09/15/2045	12,000	14,617

HEALTHCARE - SERVICES (0.04%)
HCA, Inc.
5.25%, 06/15/2026	24,000	25,500
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	56,000	54,040
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	10,000	10,370
3.60%, 02/01/2025	22,000	23,250
4.70%, 02/01/2045	7,000	7,718
MPH Acquisition Holdings LLC
7.13%, 06/01/2024(d)	13,000	13,910
Quest Diagnostics, Inc.
3.45%, 06/01/2026	15,000	15,679
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023(d)	50,000	52,125
UnitedHealth Group, Inc.
1.40%, 12/15/2017	16,000	16,108
2.13%, 03/15/2021	19,000	19,477
3.35%, 07/15/2022	11,000	11,844
		250,021

HOLDING COMPANIES - DIVERSIFIED (0.01%)
Opal Acquisition, Inc.
8.88%, 12/15/2021(d)	45,000	36,675

Description	Principal Amount	Value (Note 2)
HOME BUILDERS (0.01%)
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020(d)	$9,000	$8,257
Mattamy Group Corp.
6.50%, 11/15/2020(d)	25,000	24,844
		33,101

HOME FURNISHINGS (0.01%)
Tempur Sealy International, Inc.
5.50%, 06/15/2026(d)	23,000	23,331
Whirlpool Corp.
4.50%, 06/01/2046	13,000	14,461
		37,792

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Kimberly-Clark Corp.
1.85%, 03/01/2020	12,000	12,305

HOUSEWARES (0.00%)(c)
Newell Brands, Inc.
4.20%, 04/01/2026	10,000	10,945
5.38%, 04/01/2036	7,000	8,457
		19,402

INSURANCE (0.06%)
American International Group, Inc.
3.30%, 03/01/2021	13,000	13,651
3.88%, 01/15/2035	56,000	54,848
Assurant, Inc.
6.75%, 02/15/2034	98,000	125,820
Jackson National Life Global Funding
3.05%, 04/29/2026(d)	42,000	43,113
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/2065(d)	24,000	23,536
MetLife, Inc.
4.60%, 05/13/2046	9,000	9,959
New York Life Global Funding
2.10%, 01/02/2019(d)	26,000	26,524
Pacific LifeCorp.
6.00%, 02/10/2020(d)	29,000	32,543
Principal Life Global Funding II
3.00%, 04/18/2026(d)	8,000	8,312
Prudential Financial, Inc.
5.38%, 05/15/2045(g)	11,000	11,454
5.63%, 06/15/2043(g)	49,000	52,528
Unum Group
5.75%, 08/15/2042	8,000	9,144
XLIT, Ltd.
4.45%, 03/31/2025	9,000	9,148
5.50%, 03/31/2045	21,000	21,133
		441,713

INTERNET (0.02%)
Cogent Communications Holdings, Inc.
5.38%, 03/01/2022(d)	45,000	46,350

Description	Principal Amount	Value (Note 2)
INTERNET (0.02%) (continued)
Netflix, Inc.
5.88%, 02/15/2025	$45,000	$48,375
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	20,000	21,000
		115,725

IRON & STEEL (0.02%)
AK Steel Corp.
7.50%, 07/15/2023	30,000	31,725
ArcelorMittal
7.25%, 02/25/2022	50,000	55,000
Steel Dynamics, Inc.
5.13%, 10/01/2021	40,000	41,800
United States Steel Corp.
8.38%, 07/01/2021(d)	16,000	17,500
		146,025

LEISURE TIME (0.01%)
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022	47,000	50,760

LODGING (0.02%)
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020	25,000	25,375
Caesars Growth Properties Holdings LLC
9.38%, 05/01/2022	5,000	4,987
Golden Nugget Escrow, Inc.
8.50%, 12/01/2021(d)	40,000	41,700
Interval Acquisition Corp.
5.63%, 04/15/2023	45,000	46,575
Quapaw Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019(d)	30,000	31,200
		149,837

MACHINERY - DIVERSIFIED (0.02%)
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023(d)	40,000	40,900
John Deere Capital Corp.
1.13%, 06/12/2017	49,000	49,093
1.55%, 12/15/2017	53,000	53,522
		143,515

MEDIA (0.05%)
Block Communications, Inc.
7.25%, 02/01/2020(d)	22,000	22,440
Cable One, Inc.
5.75%, 06/15/2022(d)	45,000	47,137
Charter Communications Operating LLC
6.38%, 10/23/2035(d)	8,000	9,447
6.48%, 10/23/2045(d)	8,000	9,639
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/2022	35,000	35,000

Description	Principal Amount	Value (Note 2)
MEDIA (0.05%) (continued)
Comcast Corp.
2.35%, 01/15/2027	$14,000	$14,061
3.20%, 07/15/2036	15,000	14,936
3.40%, 07/15/2046	14,000	13,843
DISH DBS Corp.
7.75%, 07/01/2026(d)	33,000	34,299
Emerald Expositions Holding, Inc.
9.00%, 06/15/2021(d)	40,000	41,300
Lee Enterprises, Inc.
9.50%, 03/15/2022(d)	25,000	25,375
Sirius XM Radio, Inc.
5.38%, 04/15/2025(d)	35,000	36,039
The McClatchy Co.
9.00%, 12/15/2022	20,000	20,550
The Walt Disney Co.
1.50%, 09/17/2018	18,000	18,231
1.65%, 01/08/2019	9,000	9,156
Time Warner, Inc.
4.85%, 07/15/2045	12,000	13,943
		365,396

METAL FABRICATE & HARDWARE (0.01%)
Valmont Industries, Inc.
5.25%, 10/01/2054	60,000	57,146

MINING (0.02%)
Aleris International, Inc.
9.50%, 04/01/2021(d)	25,000	26,687
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/2022(d)	30,000	33,750
Goldcorp, Inc.
5.45%, 06/09/2044	31,000	33,357
Kaiser Aluminum Corp.
5.88%, 05/15/2024(d)	15,000	15,788
		109,582

MISCELLANEOUS MANUFACTURING (0.03%)
Gates Global LLC / Gates Global Co.
6.00%, 07/15/2022(d)	25,000	22,875
General Electric Co.
2.70%, 10/09/2022	30,000	31,642
Ingersoll-Rand Global Holding Co., Ltd.
5.75%, 06/15/2043	54,000	68,784
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044	12,000	13,438
Textron, Inc.
4.00%, 03/15/2026	19,000	20,332
Trinity Industries, Inc.
4.55%, 10/01/2024	17,000	16,427
		173,498

OIL & GAS (0.11%)
Anadarko Finance Co., Series B
7.50%, 05/01/2031	10,000	12,207

Description	Principal Amount	Value (Note 2)
OIL & GAS (0.11%) (continued)
Anadarko Petroleum Corp.
4.50%, 07/15/2044	$15,000	$13,234
6.45%, 09/15/2036	63,000	70,629
Baytex Energy Corp.
5.63%, 06/01/2024(d)	25,000	19,875
BP Capital Markets PLC
1.68%, 05/03/2019	16,000	16,165
3.12%, 05/04/2026	13,000	13,287
3.25%, 05/06/2022	19,000	20,079
Calumet Specialty Products Partners LP
6.50%, 04/15/2021	39,000	28,762
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	24,000	22,800
Chevron Corp.
1.37%, 03/02/2018	28,000	28,148
1.96%, 03/03/2020	12,000	12,298
ConocoPhillips Co.
1.50%, 05/15/2018	6,000	6,011
Denbury Resources, Inc.
5.50%, 05/01/2022	33,000	21,120
9.00%, 05/15/2021(d)	25,000	25,125
Exxon Mobil Corp.
1.31%, 03/06/2018	19,000	19,117
Hess Corp.
5.60%, 02/15/2041	13,000	12,648
7.88%, 10/01/2029	22,000	26,407
Hilcorp Energy I LP
5.00%, 12/01/2024(d)	45,000	42,075
Laredo Petroleum, Inc.
7.38%, 05/01/2022	23,000	22,482
MEG Energy Corp.
6.38%, 01/30/2023(d)	50,000	36,125
Murphy Oil USA, Inc.
6.00%, 08/15/2023	40,000	42,300
Newfield Exploration Co.
5.38%, 01/01/2026	25,000	24,000
Noble Energy, Inc.
3.90%, 11/15/2024	17,000	17,436
5.05%, 11/15/2044	24,000	23,910
Occidental Petroleum Corp.
4.40%, 04/15/2046	14,000	15,387
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023(d)	25,000	23,906
Petroleos Mexicanos
5.50%, 06/27/2044	12,000	10,919
Sanchez Energy Corp.
6.13%, 01/15/2023	30,000	20,325
Shell International Finance BV
1.25%, 11/10/2017	17,000	17,046
2.13%, 05/11/2020	19,000	19,480
2.25%, 11/10/2020	21,000	21,677
2.88%, 05/10/2026	9,000	9,193
4.00%, 05/10/2046	17,000	17,548
SM Energy Co.
5.63%, 06/01/2025	5,000	4,175

Description	Principal Amount	Value (Note 2)
OIL & GAS (0.11%) (continued)
WPX Energy, Inc.
7.50%, 08/01/2020	$25,000	$24,750
		760,646

OIL & GAS SERVICES (0.01%)
Bristow Group, Inc.
6.25%, 10/15/2022	25,000	17,875
SESI LLC
7.13%, 12/15/2021	23,000	22,425
		40,300

PACKAGING & CONTAINERS (0.01%)
Amcor Finance USA, Inc.
3.63%, 04/28/2026(d)	26,000	27,259
Novelis, Inc.
8.75%, 12/15/2020	25,000	26,064
Owens - Brockway Glass Container, Inc.
5.38%, 01/15/2025(d)	44,000	45,870
		99,193

PHARMACEUTICALS (0.03%)
Baxalta, Inc.
3.60%, 06/23/2022	19,000	19,849
Express Scripts Holding Co.
3.00%, 07/15/2023	10,000	10,175
4.50%, 02/25/2026	17,000	18,958
4.80%, 07/15/2046	23,000	24,668
Forest Laboratories LLC
4.88%, 02/15/2021(d)	43,000	48,140
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	19,000	19,367
3.15%, 10/01/2026	21,000	21,505
4.10%, 10/01/2046	16,000	16,586
		179,248

PIPELINES (0.06%)
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	8,000	8,063
Energy Transfer Equity LP
7.50%, 10/15/2020	30,000	32,475
Energy Transfer Partners LP
4.90%, 03/15/2035	13,000	12,046
5.15%, 03/15/2045	13,000	12,147
6.05%, 06/01/2041	8,000	8,089
EnLink Midstream Partners LP
4.85%, 07/15/2026	18,000	17,546
Enterprise Products Operating LLC
3.95%, 02/15/2027	11,000	11,619
4.85%, 03/15/2044	7,000	7,380
Genesis Energy LP
5.63%, 06/15/2024	40,000	38,400
Holly Energy Partners LP
6.00%, 08/01/2024(d)	16,000	16,240

Description	Principal Amount	Value (Note 2)
PIPELINES (0.06%) (continued)
Kinder Morgan Energy Partners LP
5.63%, 09/01/2041	$7,000	$6,973
6.50%, 04/01/2020	45,000	50,439
Kinder Morgan, Inc.
5.00%, 02/15/2021(d)	11,000	11,823
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	9,000	8,646
3.85%, 10/15/2023	10,000	9,805
Rose Rock Midstream LP / Rose Rock Finance Corp.
5.63%, 07/15/2022	30,000	27,075
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026(d)	60,000	61,650
Tesoro Logistics LP
6.13%, 10/15/2021	70,000	73,069
TransCanada Trust
5.63%, 05/20/2075(g)	15,000	14,550
Western Gas Partners LP
4.65%, 07/01/2026	20,000	20,188
		448,223

REAL ESTATE (0.01%)
Greystar Real Estate Partners LLC
8.25%, 12/01/2022(d)	25,000	26,672
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	40,000	40,550
		67,222

REAL ESTATE INVESTMENT TRUSTS (0.03%)
American Tower Corp.
3.38%, 10/15/2026	15,000	15,534
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 06/01/2021	39,000	40,170
DuPont Fabros Technology LP
5.63%, 06/15/2023	15,000	15,731
ESH Hospitality, Inc.
5.25%, 05/01/2025(d)	30,000	30,075
Essex Portfolio LP
3.38%, 04/15/2026	7,000	7,256
Federal Realty Investment Trust
3.63%, 08/01/2046	3,000	3,028
iStar, Inc.
6.50%, 07/01/2021	35,000	34,869
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027	43,000	42,967
4.95%, 04/01/2024	27,000	28,113
5.25%, 01/15/2026	11,000	11,676
		229,419

RETAIL (0.04%)
Conn's, Inc.
7.25%, 07/15/2022	70,000	51,345
Costco Wholesale Corp.
2.25%, 02/15/2022	21,000	21,754
CVS Health Corp.
2.88%, 06/01/2026	22,000	22,702

Description	Principal Amount	Value (Note 2)
RETAIL (0.04%) (continued)
CVS Pass-Through Trust
5.93%, 01/10/2034(d)	$32,775	$37,855
Dollar General Corp.
4.13%, 07/15/2017	37,000	37,982
GameStop Corp.
5.50%, 10/01/2019(d)	30,000	30,563
McDonald's Corp.
4.70%, 12/09/2035	7,000	8,138
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	6,000	6,440
PF Chang's China Bistro, Inc.
10.25%, 06/30/2020(d)	47,000	44,415
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	31,000	32,549
4.65%, 06/01/2046	6,000	6,780
		300,523

SAVINGS & LOANS (0.03%)
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	146,000	166,360
7.25%, 12/15/2021	37,000	44,710
		211,070

SEMICONDUCTORS (0.01%)
Amkor Technology, Inc.
6.38%, 10/01/2022	9,000	9,156
Intel Corp.
1.35%, 12/15/2017	39,000	39,252
4.10%, 05/19/2046	17,000	18,354
Micron Technology, Inc.
5.63%, 01/15/2026(d)	25,000	22,312
		89,074

SOFTWARE (0.03%)
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	20,000	20,645
Cengage Learning, Inc.
9.50%, 06/15/2024(d)	25,000	26,281
Fidelity National Information Services, Inc.
5.00%, 10/15/2025	13,000	13,338
Microsoft Corp.
1.30%, 11/03/2018	17,000	17,133
Oracle Corp.
1.90%, 09/15/2021	28,000	28,153
2.65%, 07/15/2026	21,000	21,219
2.80%, 07/08/2021	34,000	35,783
3.85%, 07/15/2036	21,000	21,668
3.90%, 05/15/2035	5,000	5,241
Rackspace Hosting, Inc.
6.50%, 01/15/2024(d)	50,000	51,875
		241,336

Description	Principal Amount	Value (Note 2)
TELECOMMUNICATIONS (0.10%)
AT&T, Inc.
4.35%, 06/15/2045	$28,000	$28,195
4.50%, 05/15/2035	29,000	30,728
4.75%, 05/15/2046	71,000	75,549
5.80%, 02/15/2019	8,000	8,856
CenturyLink, Inc.
5.63%, 04/01/2025	15,000	14,275
7.50%, 04/01/2024	35,000	37,450
CISCO Systems, Inc.
1.40%, 02/28/2018	24,000	24,191
2.13%, 03/01/2019	44,000	45,220
2.20%, 02/28/2021	21,000	21,714
Frontier Communications Corp.
11.00%, 09/15/2025	90,000	96,525
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	60,000	45,150
Sprint Communications, Inc.
9.00%, 11/15/2018(d)	35,000	38,063
Sprint Corp.
7.25%, 09/15/2021	77,000	72,236
T-Mobile USA, Inc.
6.54%, 04/28/2020	24,000	24,810
Verizon Communications, Inc.
4.40%, 11/01/2034	8,000	8,507
4.52%, 09/15/2048	48,000	51,372
4.67%, 03/15/2055	27,000	28,373
4.86%, 08/21/2046	30,000	33,581
6.40%, 09/15/2033	5,000	6,505
		691,300

TRANSPORTATION (0.00%)(c)
Burlington North SF
3.90%, 08/01/2046	10,000	11,079
Canadian Pacific Railway Co.
6.13%, 09/15/2115	11,000	13,919
		24,998

TRUCKING & LEASING (0.00%)(c)
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 02/01/2022(d)	13,000	13,287

TOTAL CORPORATE BONDS (Cost $11,741,683)		12,173,244

Description	Currency	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (0.90%)
Austria Government Bond
3.15%, 06/20/2044(d)	EUR	6,000	11,103

Description	Currency	Principal Amount	Value (Note 2)
Belgium Government Bond
0.80%, 06/22/2025(d)	EUR	20,000	$23,995
3.75%, 06/22/2045	EUR	6,000	11,807
4.00%, 03/28/2032	EUR	19,000	32,898
4.25%, 03/28/2041(d)	EUR	25,000	50,482
4.50%, 03/28/2026(d)	EUR	7,000	11,239
5.00%, 03/28/2035(d)	EUR	19,000	38,269
5.50%, 03/28/2028	EUR	18,000	32,513
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2019	BRL	1,490,000	443,671
10.00%, 01/01/2021	BRL	1,540,000	450,788
10.00%, 01/01/2025	BRL	1,550,000	439,230
10.00%, 01/01/2027	BRL	1,700,000	475,376
Bundesrepublik Deutschland
0.50%, 02/15/2026	EUR	83,000	98,856
1.00%, 08/15/2025	EUR	18,000	22,412
2.50%, 07/04/2044	EUR	18,000	31,910
4.75%, 07/04/2040	EUR	10,000	22,886
Buoni Poliennali
3.75%, 09/01/2024	EUR	14,000	19,076
Buoni Poliennali Del
4.75%, 09/01/2044(d)	EUR	10,000	17,455
9.00%, 11/01/2023	EUR	7,000	12,381
Canadian Government Bond
5.00%, 06/01/2037	CAD	28,000	34,378
5.75%, 06/01/2033	CAD	42,000	52,668
France Government Bond OAT
4.00%, 10/25/2038	EUR	12,000	22,655
5.75%, 10/25/2032	EUR	10,000	20,581
Ireland Government Bond
2.00%, 02/18/2045	EUR	10,000	13,636
5.40%, 03/13/2025	EUR	19,000	30,369
Italy Buoni Poliennali Del Tesoro
5.00%, 09/01/2040	EUR	7,000	12,266
6.50%, 11/01/2027	EUR	7,000	12,055
Japan Government Five Year Bond
0.10%, 06/20/2020	JPY	11,500,000	114,287
0.10%, 09/20/2020	JPY	5,900,000	58,683
0.10%, 12/20/2020	JPY	11,800,000	117,481
0.20%, 12/20/2017	JPY	12,300,000	121,370
Japan Government Ten Year Bond
1.70%, 09/20/2017	JPY	12,000,000	120,277
Japan Government Thirty Year Bond
2.50%, 09/20/2035	JPY	3,700,000	52,102
Japan Government Twenty Year Bond
1.00%, 12/20/2035	JPY	4,200,000	47,612
1.20%, 09/20/2035	JPY	2,100,000	24,561
Japan Government Two Year Bond
0.10%, 06/15/2017	JPY	12,200,000	120,018
0.10%, 08/15/2017	JPY	11,100,000	109,242
0.10%, 09/15/2017	JPY	9,700,000	95,488
Mexico Government International Bond
3.50%, 01/21/2021	USD	110,000	116,875
4.13%, 01/21/2026	USD	230,000	250,355
4.75%, 03/08/2044	USD	199,000	213,427
Panama Government International Bond
5.20%, 01/30/2020	USD	220,000	242,990

Description	Currency	Principal Amount	Value (Note 2)
Peru Government Bond
6.90%, 08/12/2037	PEN	1,300,000	$419,743
6.95%, 08/12/2031	PEN	1,300,000	424,386
8.20%, 08/12/2026	PEN	1,200,000	425,584
Poland Government International Bond
3.00%, 03/17/2023	USD	240,000	250,650
3.25%, 04/06/2026	USD	250,000	263,217
Spain Government Bond
4.90%, 07/30/2040(d)	EUR	12,000	21,268
5.15%, 10/31/2044(d)	EUR	10,000	18,739
5.90%, 07/30/2026(d)	EUR	19,000	30,987
Sweden Government Bond
1.00%, 11/12/2026	SEK	90,000	11,495
United Kingdom Gilt
2.25%, 09/07/2023	GBP	25,000	37,210
2.75%, 09/07/2024	GBP	8,000	12,389
4.25%, 03/07/2036	GBP	32,000	63,021
4.25%, 09/07/2039	GBP	12,000	24,325
4.50%, 09/07/2034	GBP	20,000	39,898
4.50%, 12/07/2042	GBP	15,000	32,629
			6,325,264

TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,076,345)			6,325,264

GOVERNMENT BONDS (0.18%)
Tennessee Valley Authority
1.75%, 10/15/2018	$21,000	21,449

U.S. Treasury Bonds
1.63%, 02/15/2026	52,000	52,791
2.50%, 02/15/2045	14,000	14,932
2.50%, 02/15/2046	21,000	22,421
3.00%, 11/15/2045	27,000	31,780
3.13%, 11/15/2041	47,000	56,639
3.13%, 08/15/2044	14,000	16,851
4.50%, 02/15/2036	29,000	42,204
5.25%, 11/15/2028	38,000	53,658
		291,276

U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/2018	90,404	91,201

Description	Principal Amount	Value (Note 2)
U.S. Treasury Notes
0.50%, 01/31/2017	$150,000	$150,070
1.38%, 03/31/2020	25,000	25,450
1.38%, 04/30/2020	20,000	20,361
1.38%, 09/30/2020	39,000	39,679
1.50%, 01/31/2022	10,000	10,205
1.50%, 02/28/2023	75,000	76,172
1.75%, 12/31/2020	48,000	49,590
1.75%, 02/28/2022	11,000	11,374
1.75%, 03/31/2022	54,000	55,819
1.75%, 04/30/2022	10,000	10,337
1.88%, 11/30/2021	10,000	10,409
1.88%, 05/31/2022	26,000	27,058
1.88%, 08/31/2022	48,000	49,939
2.00%, 08/31/2021	63,000	65,944
2.00%, 10/31/2021	59,000	61,765
2.00%, 07/31/2022	6,000	6,287
2.13%, 12/31/2021	43,000	45,317
2.13%, 05/15/2025	49,000	51,868
2.25%, 07/31/2021	76,000	80,465
2.25%, 11/15/2024	18,000	19,232
		867,341

TOTAL GOVERNMENT BONDS (Cost $1,216,471)		1,271,267

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.11%)
MONEY MARKET FUNDS (6.80%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.210%	47,620,743	47,620,743

U.S. TREASURY BILLS (0.31%)
0.577%, 03/30/2017(b)(i)	2,170,000	2,164,171

TOTAL SHORT TERM INVESTMENTS (Cost $49,782,492)		49,784,914

TOTAL INVESTMENTS (83.59%) (Cost $564,287,686)		$585,368,232

SEGREGATED CASH WITH BROKERS (24.31%)(j)		170,239,384

SECURITIES SOLD SHORT (-4.34%) (Proceeds $27,737,458)		(30,392,064)

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.56%)		(24,956,937)
NET ASSETS (100.00%)		$700,258,615

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
COMMON STOCKS (-4.34%)
APPAREL (-0.05%)
Gildan Activewear, Inc.	(6,251)	$(183,217)
Under Armour, Inc., Class A	(4,981)	(196,550)
		(379,767)
AUTO MANUFACTURERS (-0.06%)
Ferrari NV	(4,164)	(188,088)
Tesla Motors, Inc.	(985)	(231,268)
		(419,356)
AUTO PARTS & EQUIPMENT (-0.06%)
Autoliv, Inc.	(2,719)	(287,670)
Dorman Products, Inc.	(1,886)	(120,138)
		(407,808)
BANKS (-0.37%)
BancorpSouth, Inc.	(3,884)	(92,517)
Bank of Hawaii Corp.	(972)	(66,990)
BOK Financial Corp.	(1,940)	(126,546)
Community Bank System, Inc.	(3,738)	(164,958)
Cullen/Frost Bankers, Inc.	(1,772)	(120,301)
CVB Financial Corp.	(13,218)	(217,436)
First Financial Bankshares, Inc.	(8,366)	(285,866)
Glacier Bancorp, Inc.	(4,049)	(111,672)
HDFC Bank, Ltd., ADR	(1,509)	(104,529)
Home BancShares, Inc.	(3,124)	(65,198)
IBERIABANK Corp.	(1,872)	(116,944)
Prosperity Bancshares, Inc.	(2,357)	(120,419)
Texas Capital Bancshares, Inc.	(2,123)	(103,050)
Trustmark Corp.	(3,850)	(100,485)
UMB Financial Corp.	(2,170)	(120,240)
United Bankshares, Inc.	(7,494)	(287,020)
Valley National Bancorp	(12,602)	(114,300)
Westamerica Bancorporation	(5,245)	(246,725)
		(2,565,196)
BEVERAGES (-0.03%)
Monster Beverage Corp.	(1,205)	(193,559)

BIOTECHNOLOGY (-0.07%)
Illumina, Inc.	(890)	(148,051)
Juno Therapeutics, Inc.	(6,250)	(193,313)
Seattle Genetics, Inc.	(2,988)	(143,603)
		(484,967)
BUILDING MATERIALS (-0.02%)
Fortune Brands Home & Security, Inc.	(2,290)	(144,888)

CHEMICALS (-0.18%)
Axalta Coating Systems, Ltd.	(8,378)	(239,192)
Balchem Corp.	(2,288)	(146,135)
FMC Corp.	(5,206)	(247,493)
Ingevity Corp.	(3,449)	(131,993)
International Flavors & Fragrances, Inc.	(1,541)	(205,338)
NewMarket Corp.	(727)	(311,113)
		(1,281,264)
COMMERCIAL SERVICES (-0.23%)
Aramark	(8,993)	(322,399)
Cimpress NV	(2,851)	(270,275)

Description	Shares	Value (Note 2)
COMMERCIAL SERVICES (-0.23%) (continued)
CoStar Group, Inc.	(784)	$(162,993)
Monro Muffler Brake, Inc.	(4,760)	(298,071)
Nord Anglia Education, Inc.	(7,183)	(156,374)
Rollins, Inc.	(5,922)	(166,882)
Verisk Analytics, Inc.	(2,745)	(234,094)
		(1,611,088)
COMPUTERS (-0.11%)
Electronics for Imaging, Inc.	(5,688)	(251,922)
Unisys Corp.	(13,620)	(134,974)
Wipro, Ltd., ADR	(34,775)	(394,348)
		(781,244)
COSMETICS & PERSONAL CARE (-0.04%)
Colgate-Palmolive Co.	(3,596)	(267,650)

DISTRIBUTION & WHOLESALE (-0.03%)
WW Grainger, Inc.	(971)	(212,503)

DIVERSIFIED FINANCIAL SERVICES (-0.08%)
Credit Acceptance Corp.	(280)	(50,588)
Eaton Vance Corp.	(7,203)	(272,345)
Financial Engines, Inc.	(4,844)	(127,833)
WisdomTree Investments, Inc.	(12,149)	(120,761)
		(571,527)
ELECTRIC (-0.04%)
Ormat Technologies, Inc.	(5,950)	(271,558)

ELECTRONICS (-0.13%)
Itron, Inc.	(11,662)	(497,851)
National Instruments Corp.	(15,366)	(440,697)
		(938,548)
ENTERTAINMENT (-0.02%)
SeaWorld Entertainment, Inc.	(6,764)	(104,166)

FOOD (-0.18%)
B&G Foods, Inc.	(7,199)	(371,396)
Campbell Soup Co.	(3,340)	(207,982)
McCormick & Co., Inc.	(2,141)	(218,917)
The Kroger Co.	(5,282)	(180,592)
TreeHouse Foods, Inc.	(2,622)	(270,564)
		(1,249,451)
HEALTHCARE - PRODUCTS (-0.21%)
Baxter International, Inc.	(2,770)	(133,015)
Edwards Lifesciences Corp.	(1,528)	(174,987)
Henry Schein, Inc.	(1,180)	(213,556)
IDEXX Laboratories, Inc.	(2,244)	(210,465)
Intuitive Surgical, Inc.	(319)	(221,947)
The Cooper Cos., Inc.	(1,127)	(205,644)
West Pharmaceutical Services, Inc.	(2,691)	(216,034)
Wright Medical Group NV	(5,882)	(128,992)
		(1,504,640)
HEALTHCARE - SERVICES (-0.03%)
Brookdale Senior Living, Inc.	(10,475)	(193,473)

Description	Shares	Value (Note 2)
HOME FURNISHINGS (-0.02%)
Leggett & Platt, Inc.	(2,936)	$(154,345)

INSURANCE (-0.09%)
Arch Capital Group, Ltd.	(2,738)	(198,861)
Mercury General Corp.	(3,374)	(186,819)
RLI Corp.	(3,090)	(210,645)
		(596,325)
INTERNET (-0.18%)
58.com, Inc., ADR	(2,558)	(133,042)
Cogent Communications Holdings, Inc.	(7,217)	(308,382)
F5 Networks, Inc.	(864)	(106,635)
Netflix, Inc.	(2,309)	(210,696)
Wayfair, Inc., Class A	(3,545)	(154,207)
Zillow Group, Inc., Class A	(8,816)	(347,439)
		(1,260,401)
LEISURE TIME (-0.01%)
Norwegian Cruise Line Holdings, Ltd.	(2,416)	(102,922)

MACHINERY - CONSTRUCTION & MINING (-0.05%)
Caterpillar, Inc.	(4,201)	(347,675)

MACHINERY - DIVERSIFIED (-0.17%)
Cognex Corp.	(7,573)	(342,072)
Deere & Co.	(3,620)	(281,310)
Flowserve Corp.	(3,997)	(191,257)
Rockwell Automation, Inc.	(1,786)	(204,318)
Wabtec Corp.	(2,591)	(177,484)
		(1,196,441)
MEDIA (-0.03%)
FactSet Research Systems, Inc.	(1,217)	(209,275)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(3,546)	(107,089)

MINING (-0.05%)
Goldcorp, Inc.	(13,039)	(233,137)
Teck Resources, Ltd., Class B	(6,550)	(104,342)
		(337,479)
MISCELLANEOUS MANUFACTURING (-0.05%)
Actuant Corp., Class A	(7,780)	(184,775)
Aptargroup, Inc.	(2,544)	(198,890)
		(383,665)
OIL & GAS (-0.27%)
Apache Corp.	(3,721)	(195,353)
Cabot Oil & Gas Corp.	(10,106)	(249,315)
Continental Resources, Inc.	(8,617)	(379,579)
Helmerich & Payne, Inc.	(2,488)	(154,181)
Matador Resources Co.	(13,137)	(277,059)
Murphy Oil Corp.	(13,862)	(380,235)
Southwestern Energy Co.	(8,516)	(124,163)
Transocean, Ltd.	(11,408)	(125,374)
		(1,885,259)
OIL & GAS SERVICES (-0.04%)
National Oilwell Varco, Inc.	(9,347)	(302,375)

Description	Shares	Value (Note 2)
PACKAGING & CONTAINERS (-0.07%)
Ball Corp.	(3,805)	$(268,900)
Bemis Co., Inc.	(3,731)	(190,430)
		(459,330)
PHARMACEUTICALS (-0.05%)
Bristol-Myers Squibb Co.	(4,490)	(335,897)

PIPELINES (-0.08%)
Kinder Morgan, Inc.	(16,290)	(331,176)
Spectra Energy Corp.	(7,258)	(261,070)
		(592,246)
REAL ESTATE INVESTMENT TRUSTS (-0.07%)
Equinix, Inc.	(1,370)	(510,832)

RETAIL (-0.33%)
Bob Evans Farms, Inc.	(5,403)	(198,722)
Buffalo Wild Wings, Inc.	(1,003)	(168,464)
Casey's General Stores, Inc.	(1,715)	(229,021)
Chipotle Mexican Grill, Inc.	(396)	(167,900)
Dollar Tree, Inc.	(2,215)	(213,282)
lululemon athletica, Inc.	(4,365)	(338,942)
Panera Bread Co., Class A	(998)	(218,882)
PriceSmart, Inc.	(3,370)	(262,456)
Texas Roadhouse, Inc.	(6,287)	(296,872)
The Cheesecake Factory, Inc.	(4,013)	(207,593)
		(2,302,134)
SAVINGS & LOANS (-0.02%)
New York Community Bancorp, Inc.	(10,670)	(154,181)

SEMICONDUCTORS (-0.02%)
Cavium, Inc.	(2,528)	(117,982)

SOFTWARE (-0.50%)
2U, Inc.	(4,674)	(163,497)
ACI Worldwide, Inc.	(8,138)	(161,214)
Acxiom Corp.	(10,098)	(231,749)
athenahealth, Inc.	(1,168)	(149,259)
Blackbaud, Inc.	(5,483)	(366,539)
Guidewire Software, Inc.	(5,372)	(330,217)
Medidata Solutions, Inc.	(7,436)	(395,223)
NetSuite, Inc.	(4,729)	(514,752)
Proofpoint, Inc.	(3,266)	(247,791)
Synchronoss Technologies, Inc.	(4,515)	(168,590)
Veeva Systems, Inc., Class A	(10,352)	(393,272)
Workday, Inc., Class A	(4,310)	(359,195)
		(3,481,298)
TELECOMMUNICATIONS (-0.22%)
Arista Networks, Inc.	(3,136)	(223,503)
CenturyLink, Inc.	(6,975)	(219,294)
Finisar Corp.	(10,009)	(187,769)
Frontier Communications Corp.	(40,147)	(208,764)
Sprint Corp.	(76,944)	(472,436)
Telefonica SA, Sponsored ADR	(10,681)	(104,247)
ViaSat, Inc.	(2,115)	(156,150)
		(1,572,163)

Description	Shares	Value (Note 2)
TRANSPORTATION (-0.06%)
Heartland Express, Inc.	(8,910)	$(165,013)
JB Hunt Transport Services, Inc.	(1,338)	(111,228)
Old Dominion Freight Line, Inc.	(1,778)	(123,856)
		(400,097)

TOTAL COMMON STOCKS (Proceeds $27,737,458)		(30,392,064)

TOTAL SECURITIES SOLD SHORT (Proceeds $27,737,458)		$(30,392,064)

SCHEDULE OF WRITTEN OPTIONS

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS
Call Options
Phillips 66	(40)	$85.00	01/20/2017	$(5,920)

TOTAL WRITTEN OPTIONS (Proceeds $15,478)				$(5,920)

(a)	Non-income producing security.
(b)
Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, and futures contracts. Aggregate total market value of $24,119,149.

(c)	Less than 0.005%.
(d)
Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $3,842,123, representing 0.55% of the Fund's net assets.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities was $24,707, representing 0.00% of net assets.

(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.
(h)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2016.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(j)	Includes cash which is being held as collateral for securities sold short, written options, forward foreign currency contracts, and total return swap contracts.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
Morgan Stanley	CAD	112,000	Sale	10/07/2016	$85,808	$368
Morgan Stanley	CHF	2,240,000	Sale	09/19/2016	2,318,056	17,372
Morgan Stanley	CHF	1,530,000	Purchase	09/19/2016	1,583,315	17,375
Morgan Stanley	EUR	520,000	Sale	09/07/2016	582,378	8,386
Morgan Stanley	EUR	5,400,000	Sale	09/19/2016	6,050,945	82,953
Morgan Stanley	EUR	3,060,000	Purchase	09/19/2016	3,428,869	11,735
Morgan Stanley	GBP	24,000	Sale	08/05/2016	31,766	2,987
Morgan Stanley	GBP	106,000	Sale	09/07/2016	140,387	13,512
Morgan Stanley	GBP	2,310,000	Sale	09/19/2016	3,060,051	288,402
Morgan Stanley	GBP	24,000	Sale	10/07/2016	31,802	661
Morgan Stanley	INR	64,890,000	Purchase	09/19/2016	959,968	57
Morgan Stanley	JPY	1,757,500,000	Purchase	09/20/2016	17,260,868	343,853
Morgan Stanley	SEK	430,100	Sale	10/07/2016	50,441	413
						$788,074

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Depreciation

Morgan Stanley	EUR	29,000	Sale	10/07/2016	$32,520	$(204)
Morgan Stanley	GBP	1,040,000	Purchase	09/19/2016	1,377,685	(47,021)
Morgan Stanley	JPY	25,084,000	Sale	08/05/2016	245,885	(9,757)
Morgan Stanley	JPY	58,552,000	Sale	09/07/2016	574,757	(25,335)
Morgan Stanley	JPY	3,067,160,000	Sale	09/20/2016	30,123,382	(683,583)
Morgan Stanley	JPY	17,017,000	Sale	10/07/2016	167,225	(920)
						$(766,820)

**	The contracted amount is stated in the currency in which the contract is denominated.

FUTURES CONTRACTS

At July 31, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Equity Contracts
Euro STOXX 50® Index Future	Long	88	09/16/2016	$2,934,796	$148,553
Mexican Bolsa Index Future	Long	192	09/15/2016	4,795,494	153,437
Russell 1000® Value Future	Long	42	09/16/2016	4,355,400	20,828
Russell 2000® E-Mini Future	Long	62	09/16/2016	7,545,400	378,748
SGX CNX Nifty Index Future	Long	235	08/25/2016	4,083,125	13,432
				$23,714,215	$714,998

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Equity Contracts
E-Mini S&P 500® Future	Short	69	09/16/2016	$(7,480,290)	$(320,910)
FTSE® 100 Index Future	Short	19	09/16/2016	(1,678,842)	(194,031)
Mini MSCI EAFE Index Future	Short	18	09/16/2016	(1,512,180)	(57,265)
Mini MSCI Emerging Markets Index Future	Short	12	09/16/2016	(528,900)	(41,304)
Tokyo Price Index Future	Long	21	09/08/2016	2,734,209	(5,028)
Interest Rate Contracts
U.S. 2 Year Treasury Note Future	Short	4	09/30/2006	(876,000)	(4,822)
U.S. 5 Year Treasury Note Future	Short	19	09/30/2016	(2,318,304)	(39,824)
U.S. Long Bond Future	Short	13	09/21/2016	(2,267,681)	(158,956)
				$(13,927,988)	$(822,140)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley	Impala Segregated Portfolio(a)	$60,000	1-Month LIBOR BBA	03/20/2019	$1,191,522
Morgan Stanley	Melchior Segregated Portfolio(b)	49,715	1-Month LIBOR BBA	03/20/2019	345,082
Morgan Stanley	PSAM Highland(c)	295,778	1-Month EURIBOR	06/03/2021	165,637
Morgan Stanley	WABR Cayman Company Limited(d)	111,107	1-Month LIBOR BBA	09/01/2020	484,847
		$516,599			$2,187,088

*
The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)
European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%.  The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(b)
Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors.  The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%.  The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(c)
PSAM employs an event driven strategy.  The fund will primarily make investments in equity special situations and merger arbitrage.  The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels.  The strategy will employ have gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.

(d)
Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework.  Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies.  The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation.  Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Currency Abbreviations
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - Great British Pound
INR - Indian Rupee
JPY - Japanese Yen
PEN - Peruvian Nuevo Sol
SEK - Swedish Krona
USD - United States Dollar

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
Bolsa - The Spanish term for stock exchange.
CNX Nifty - The National Stock Exchange of India's benchmark stock market index for Indian equity market.
EURIBOR - Euro Interbank Offered Rate.
FPA - First Pacific Advisors LLC.
FTSE - Financial Times and the London Stock Exchange.
LIBOR - London Interbank Offered Rate.
MSCI - Morgan Stanley Capital International.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SGX - Singapore Exchange.
SPDR - Standard & Poor's Depositary Receipt.
UCITS - Undertakings for Collective Investment in Transferable Securities.

See notes to Quarterly Schedule of Investments.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust has 31 registered funds. This quarterly report describes the Redmont Resolute Fund II (the “Fund”). The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Redmont Resolute II offers Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Statement of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Schedule of Investments.

Investment Valuation: The Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Redmont Resolute Fund II

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$79,917	$–	$–	$79,917
Common Stocks(*)	94,843,822	–	–	94,843,822
Exchange Traded Funds	1,302,426	–	–	1,302,426
Limited Partnerships	124,514	–	–	124,514
Open-End Mutual Funds	418,973,925	–	–	418,973,925
Preferred Stocks(*)	623	–	–	623
Asset-Backed Securities	–	488,316	–	488,316
Corporate Bonds(*)	–	12,173,244	–	12,173,244
Foreign Government Bonds	–	6,325,264	–	6,325,264
Government Bonds	–	1,271,267	–	1,271,267
Short Term Investments
Money Market Funds	47,620,743	–	–	47,620,743
U.S. Treasury Bills	–	2,164,171	–	2,164,171
Total	$562,945,970	$22,422,262	$–	$585,368,232

Other Financial Instruments
Assets:
Forward Foreign Currency Contracts	$–	$788,074	$–	$788,074
Futures Contracts	714,998	–	–	714,998
Total Return Swap Contracts	–	2,187,088	–	2,187,088
Liabilities:
Common Stocks Sold Short(*)	(30,392,064)	–	–	(30,392,064)
Written Options	(5,920)	–	–	(5,920)
Forward Foreign Currency Contracts	–	(766,820)	–	(766,820)
Futures Contracts	(822,140)	–	–	(822,140)
Total	$(30,505,127)	$2,208,341	$–	$(28,296,785)

(*)	For detailed Industry descriptions, see the accompanying Schedule of Investments.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2016 are disclosed in the Schedule of Investments.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the schedule of investments.

The number of swap contracts held at July 31, 2016 is representative of the swap contract activity for the three months ended July 31, 2016.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Written option activity for the three months ended July 31, 2016 was as follows:

Redmont Resolute Fund II

	Written Call Options
	Contracts	Premiums
Outstanding, April 30, 2016	(281)	$135,671
Written	(40)	15,478
Covered	46	(15,040)
Exercised	204	(107,553)
Expired	31	(13,078)
Outstanding, July 31, 2016	(40)	$15,478

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments

July 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund II	$30,802,823	$(12,099,819)	$18,703,004	$566,665,228

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2016 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (79.2%)
Brazil (8.3%)
TOTVS SA	BRL	5,165,000	$52,726,838
Odontoprev SA	BRL	12,000,000	48,149,519
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	2,565,000	23,052,091

Total Brazil			123,928,448

China / Hong Kong (13.3%)
Hang Lung Properties, Ltd.	HKD	31,100,000	67,399,457
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	72,168,000	40,351,646
Texwinca Holdings, Ltd.	HKD	38,900,000	30,625,572
Xinhua Winshare Publishing and Media Co., Ltd., Class H(a)	HKD	23,812,000	25,396,570
Greatview Aseptic Packaging Co., Ltd.	HKD	39,840,000	20,695,787
Pico Far East Holdings, Ltd.	HKD	43,500,000	13,456,383

Total China / Hong Kong			197,925,415

India (8.9%)
Infosys, Ltd., Sponsored ADR	USD	4,055,492	66,631,734
Sun Pharma Advanced Research Co., Ltd.(a)	INR	6,658,021	35,610,505
Balkrishna Industries, Ltd.	INR	1,375,000	14,968,276
Cyient, Ltd.	INR	1,912,148	14,165,063

Total India			131,375,578

Indonesia (4.5%)
Astra International Tbk PT	IDR	112,000,000	66,316,350

Total Indonesia			66,316,350

Japan (2.4%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	625,000	35,338,369

Total Japan			35,338,369

Malaysia (0.8%)
Hartalega Holdings Bhd	MYR	11,402,600	12,045,493

Total Malaysia			12,045,493

Mexico (5.6%)
Grupo Financiero Banorte SAB de CV	MXN	8,125,000	44,503,333
Bolsa Mexicana de Valores SAB de CV	MXN	14,372,419	25,356,780

	Currency	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	MXN	6,350,000	$13,119,947

Total Mexico			82,980,060

Poland (7.5%)
Bank Pekao SA	PLN	2,020,000	63,929,510
PGE Polska Grupa Energetyczna SA	PLN	8,307,327	27,296,068
Asseco Poland SA	PLN	1,505,536	20,685,970

Total Poland			111,911,548

Singapore (5.8%)
Singapore Telecommunications, Ltd.	SGD	19,600,000	61,463,404
SIA Engineering Co., Ltd.	SGD	8,675,000	23,941,240

Total Singapore			85,404,644

South Africa (6.0%)
Sanlam, Ltd.	ZAR	14,225,000	67,118,965
EOH Holdings, Ltd.	ZAR	2,111,834	21,568,210

Total South Africa			88,687,175

South Korea (3.5%)
Dongsuh Cos., Inc.	KRW	1,323,300	38,564,974
Sindoh Co., Ltd.	KRW	285,000	13,154,042

Total South Korea			51,719,016

Taiwan (8.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	7,580,000	40,944,792
Pou Chen Corp.	TWD	28,700,000	39,175,800
Vanguard International Semiconductor Corp.	TWD	18,803,000	34,100,074
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	USD	255,000	7,083,900

Total Taiwan			121,304,566

Turkey (3.5%)
Arcelik AS	TRY	4,145,000	28,360,630
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	7,485,000	23,708,813

Total Turkey			52,069,443

Vietnam (0.9%)
Bao Viet Holdings	VND	3,500,000	9,276,581
Nam Long Investment Corp.	VND	3,150,000	3,050,217

	Currency	Shares	Value
Vietnam (continued)
Vietnam National Reinsurance Corp.	VND	815,790	$728,025

Total Vietnam			13,054,823

TOTAL COMMON STOCKS
(Cost $1,130,531,890)			1,174,060,928

PREFERRED STOCKS (7.6%)
Brazil (2.9%)
Banco Bradesco SA, ADR	USD	5,000,000	43,500,000

Total Brazil			43,500,000

South Korea (4.7%)
Samsung Electronics Co., Ltd.	KRW	61,600	69,628,097

Total South Korea			69,628,097

TOTAL PREFERRED STOCKS
(Cost $76,383,822)			113,128,097

	Currency	Rate	Maturity Date	Principal Amount	Value
FOREIGN CURRENCY CORPORATE BONDS (1.4%)
Mexico (1.4%)
America Movil SAB de CV	MXN	6.45%	12/05/22	205,000,000	10,556,133
America Movil SAB de CV	MXN	7.13%	12/09/24	209,710,000	11,065,977

Total Mexico					21,622,110

TOTAL FOREIGN CURRENCY CORPORATE BONDS
(Cost $22,734,330)					21,622,110

FOREIGN CURRENCY GOVERNMENT BONDS (3.2%)
Brazil (1.8%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	40,000,000	12,336,541
Brazil Notas do Tesouro Nacional Series F, Series NTNF	BRL	10.00%	01/01/25	50,000,000	14,168,702

Total Brazil					26,505,243

Indonesia (1.0%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	173,500,000,000	14,411,421

Total Indonesia					14,411,421

	Currency	Rate	Maturity Date	Principal Amount	Value
Turkey (0.4%)
Turkey Government Bond	TRY	8.80%	09/27/23	$20,000,000	$6,453,665

Total Turkey					6,453,665

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS
(Cost $42,245,799)					47,370,329

USD CORPORATE BONDS (1.1%)
Brazil (1.1%)
Cielo SA / Cielo USA, Inc.(b)	USD	3.75%	11/16/22	$16,390,000	15,696,703

Total Brazil					15,696,703

TOTAL USD CORPORATE BONDS
(Cost $14,404,857)					15,696,703

TOTAL INVESTMENTS
(Cost $1,286,300,698) (92.5%)					$1,371,878,167

Cash and Other Assets, Less Liabilities (7.5%)					111,942,741
NET ASSETS (100.0%)					$1,483,820,908

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $15,696,703, representing 1.1% of net assets.

Currency Abbreviations
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (65.9%)
Brazil (2.1%)
Qualicorp SA	BRL	12,500	$82,308

Total Brazil			82,308

China / Hong Kong (35.8%)
First Pacific Co., Ltd.	HKD	168,000	130,660
Giordano International, Ltd.	HKD	208,000	109,244
Shangri-La Asia, Ltd.	HKD	98,000	105,441
Melco International Development, Ltd.	HKD	100,000	102,844
Xtep International Holdings, Ltd.	HKD	198,000	102,068
Asia Satellite Telecommunications Holdings, Ltd.	HKD	70,500	101,410
Texwinca Holdings, Ltd.	HKD	126,000	99,199
Greatview Aseptic Packaging Co., Ltd.	HKD	189,000	98,180
Pacific Basin Shipping, Ltd.(a)	HKD	860,000	96,618
Hang Lung Properties, Ltd.	HKD	44,000	95,356
Pico Far East Holdings, Ltd.	HKD	308,000	95,277
WH Group, Ltd.(b)(c)	HKD	110,500	87,262
China Resources Beer Holdings Co., Ltd.	HKD	44,000	85,319
AMVIG Holdings, Ltd.	HKD	228,000	80,681

Total China / Hong Kong			1,389,559

Czech Republic (4.5%)
Pegas Nonwovens SA	CZK	3,500	116,547
Philip Morris CR AS	CZK	110	59,988

Total Czech Republic			176,535

Philippines (2.9%)
Del Monte Pacific, Ltd.(a)	SGD	411,000	110,928

Total Philippines			110,928

Qatar (1.8%)
Qatar Gas Transport Co., Ltd.	QAR	10,500	70,645

Total Qatar			70,645

Russia (4.5%)
Cherkizovo Group PJSC, GDR(c)	USD	10,200	87,257
Global Ports Investments PLC, GDR(a)(c)	USD	33,200	86,320

Total Russia			173,577

Singapore (8.1%)
Wilmar International, Ltd.	SGD	52,000	120,644
SIA Engineering Co., Ltd.	SGD	37,000	102,112

	Currency	Shares	Value
Singapore (continued)
Genting Singapore PLC	SGD	157,000	$92,431

Total Singapore			315,187

Taiwan (2.6%)
Pou Chen Corp.	TWD	75,000	102,376

Total Taiwan			102,376

Vietnam (3.6%)
Petrovietnam Fertilizer & Chemicals JSC	VND	55,000	72,036
PetroVietnam Technical Services Corp.	VND	88,000	67,112

Total Vietnam			139,148

TOTAL COMMON STOCKS
(Cost $2,502,899)			2,560,263

	Currency	Shares	Value
RIGHTS (0.1%)
China / Hong Kong (0.1%)
China Resources Beer Holdings Co., Ltd., Strike Price 11.73 (expiring 08/09/16)(a)	HKD	14,000	5,630
			5,630
TOTAL RIGHTS
(Cost $–)			5,630

TOTAL INVESTMENTS
(Cost $2,502,899) (66.0%)			$2,565,893

Cash and Other Assets, Less Liabilities (34.0%)			1,325,207
NET ASSETS (100.0%)			$3,891,100

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $87,262, which represents approximately 2.2% of net assets as of July 31, 2016.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016, the aggregate market value of those securities was $260,839, representing 6.7% of net assets.

Currency Abbreviations
BRL	-	Brazil Real
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
QAR	-	Qatar Rial

SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds offers Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Portfolio of Investments. The Funds are considered an investment company for financial reporting purposes under U.S GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds’ portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform the Funds when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Seafarer Capital Partners, LLC (the “Adviser) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Funds based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2016:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$123,928,448	$–	$–	$123,928,448
China / Hong Kong	13,456,383	184,469,032	–	197,925,415
India	81,600,010	49,775,568	–	131,375,578
Indonesia	–	66,316,350	–	66,316,350
Japan	–	35,338,369	–	35,338,369
Malaysia	12,045,493	–	–	12,045,493
Mexico	82,980,060	–	–	82,980,060
Poland	–	111,911,548	–	111,911,548
Singapore	–	85,404,644	–	85,404,644
South Africa	–	88,687,175	–	88,687,175
South Korea	13,154,042	38,564,974	–	51,719,016
Taiwan	7,083,900	114,220,666	–	121,304,566
Turkey	–	52,069,443	–	52,069,443
Vietnam	728,025	12,326,798	–	13,054,823
Preferred Stocks
Brazil	43,500,000	–	–	43,500,000
South Korea	–	69,628,097	–	69,628,097
Foreign Currency Corporate Bonds	–	21,622,110	–	21,622,110
Foreign Currency Government Bonds	–	47,370,329	–	47,370,329
USD Corporate Bonds	–	15,696,703	–	15,696,703
Total	$378,476,361	$993,401,806	$–	$1,371,878,167

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$82,308	$–	$–	$82,308
China / Hong Kong	196,687	1,192,872	–	1,389,559
Czech Republic	116,547	59,988	–	176,535
Philippines	–	110,928	–	110,928
Qatar	70,645	–	–	70,645
Russia	86,320	87,257	–	173,577
Singapore	–	315,187	–	315,187
Taiwan	–	102,376	–	102,376
Vietnam	–	139,148	–	139,148
Rights	5,630	–	–	5,630
Total	$558,137	$2,007,756	$–	$2,565,893

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Funds transferred between Levels 1 and 2 at July 31, 2016 were as follows:

	Level 1		Level 2
Seafarer Overseas Growth and Income Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$-	$(799,908,767)	$799,908,767	$-
Preferred Stocks	-	(69,628,097)	69,628,097	-
Total	$-	$(869,536,864)	$869,536,864	$-

The Funds utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2016.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2016 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seafarer Overseas Growth and Income Fund	$1,286,938,742	$161,480,865	$(76,541,440)	$84,939,425
Seafarer Overseas Value Fund	2,502,899	142,043	(79,049)	62,994

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.66%)
Communications (10.33%)
Media (7.20%)
Discovery Communications, Inc., Class C(a)	1,982,716	$48,655,851
Time Warner, Inc.	334,626	25,649,083
Walt Disney Co.	288,610	27,692,129
		101,997,063

Telecommunications (3.13%)
Cisco Systems, Inc.	1,450,187	44,274,209

TOTAL COMMUNICATIONS		146,271,272

Consumer, Cyclical (14.96%)
Apparel (0.86%)
LVMH Moet Hennessy Louis Vuitton SE	70,965	12,170,588

Auto Parts & Equipment (4.02%)
GKN PLC	14,862,018	56,922,477

Distribution/Wholesale (3.33%)
Fossil Group, Inc.(a)	1,489,979	47,083,336

Lodging (6.75%)
Hilton Worldwide Holdings, Inc.	1,809,644	41,965,644
Intercontinental Hotels Group PLC, ADR	754,102	30,541,131
Marriott International, Inc., Class A	321,328	23,039,218
		95,545,993

TOTAL CONSUMER, CYCLICAL		211,722,394

Consumer, Non-cyclical (9.97%)
Commercial Services (1.55%)
Sabre Corp.	753,301	21,958,724

Healthcare-Services (5.28%)
Aetna, Inc.	240,296	27,684,502
Anthem, Inc.	357,940	47,011,840
		74,696,342

Pharmaceuticals (3.14%)
AmerisourceBergen Corp.	118,197	10,069,203

	Shares	Value (Note 2)
Consumer, Non-cyclical (continued)
Pharmaceuticals (continued)
McKesson Corp.	176,356	$34,311,823
		44,381,026

TOTAL CONSUMER, NON-CYCLICAL		141,036,092

Energy (5.62%)
Oil & Gas Services (5.62%)
National Oilwell Varco, Inc.	2,457,779	79,509,151

TOTAL ENERGY		79,509,151

Financial (33.85%)
Banks (7.85%)
Bank of New York Mellon Corp.	1,222,450	48,164,530
State Street Corp.	955,366	62,843,975
		111,008,505

Diversified Financial Services (15.11%)
Aberdeen Asset Management PLC	3,569,908	15,047,832
Franklin Resources, Inc.	1,968,626	71,244,575
Mastercard, Inc., Class A	516,264	49,168,983
T. Rowe Price Group, Inc.	409,476	28,945,859
Visa, Inc., Class A	633,873	49,473,788
		213,881,037

Insurance (10.89%)
Axis Capital Holdings, Ltd.	1,007,288	55,985,067
Everest Re Group, Ltd.	226,170	42,748,392
Swiss Re AG	660,049	55,401,347
		154,134,806

TOTAL FINANCIAL		479,024,348

Industrial (10.67%)
Aerospace & Defense (5.56%)
Boeing Co.	411,735	55,032,500
United Technologies Corp.	219,314	23,609,152
		78,641,652

Miscellaneous Manufacturing (5.11%)
Parker-Hannifin Corp.	633,216	72,306,935

TOTAL INDUSTRIAL		150,948,587

Technology (12.26%)
Semiconductors (1.51%)
QUALCOMM, Inc.	342,913	21,459,495

	Shares	Value (Note 2)
Technology (continued)
Software (10.75%)
Check Point Software Technologies, Ltd.(a)	363,325	$27,932,426
Oracle Corp.	3,025,900	124,182,936
		152,115,362

TOTAL TECHNOLOGY		173,574,857

TOTAL COMMON STOCKS
(Cost $1,303,219,783)		1,382,086,701

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.36%)
Money Market Fund (2.36%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.210%	33,338,744	33,338,744

TOTAL SHORT TERM INVESTMENTS
(Cost $33,338,744)			33,338,744

TOTAL INVESTMENTS (100.02%)
(Cost $1,336,558,527)			$1,415,425,445

Liabilities In Excess Of Other Assets (-0.02%)			(285,667)

NET ASSETS (100.00%)			$1,415,139,778

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (90.22%)
Communications (4.59%)
Internet (1.06%)
Trade Me Group, Ltd.	3,407,727	$12,534,159

Media (3.53%)
SAI Global, Ltd.	15,447,712	41,792,581

TOTAL COMMUNICATIONS		54,326,740

Consumer, Cyclical (19.14%)
Distribution/Wholesale (6.27%)
Fossil Group, Inc.(a)	1,469,127	46,424,413
WESCO International, Inc.(a)	498,308	27,775,688
		74,200,101

Home Furnishings (3.72%)
Select Comfort Corp.(a)	1,849,259	44,123,320

Housewares (1.91%)
Tupperware Brands Corp.	360,526	22,597,770

Lodging (3.18%)
La Quinta Holdings, Inc.(a)	3,043,728	37,650,915

Office Furnishings (1.24%)
Herman Miller, Inc.	447,444	14,662,740

Retail (2.82%)
Nu Skin Enterprises, Inc., Class A	223,891	11,955,779
Sally Beauty Holdings, Inc.(a)	729,572	21,398,347
		33,354,126

TOTAL CONSUMER, CYCLICAL		226,588,972

Consumer, Non-cyclical (7.01%)
Commercial Services (7.01%)
Navigant Consulting, Inc.(a)	988,421	19,481,778
Savills PLC	2,819,197	26,080,149
Sotheby's	1,153,654	37,366,853
		82,928,780

TOTAL CONSUMER, NON-CYCLICAL		82,928,780

	Shares	Value (Note 2)
Energy (1.86%)
Oil & Gas Services (1.86%)
Thermon Group Holdings, Inc.(a)	1,093,403	$22,064,873

TOTAL ENERGY		22,064,873

Financial (28.67%)
Diversified Financial Services (8.37%)
Ashmore Group PLC	9,403,284	41,441,099
Eaton Vance Corp.	643,834	24,343,363
Virtus Investment Partners, Inc.	394,731	33,271,876
		99,056,338

Insurance (17.34%)
Aspen Insurance Holdings, Ltd.	1,077,165	49,506,504
Axis Capital Holdings, Ltd.	821,083	45,635,793
Everest Re Group, Ltd.	195,386	36,929,908
Navigators Group, Inc.	591,373	55,393,909
Safety Insurance Group, Inc.	278,746	17,756,120
		205,222,234

Real Estate (2.96%)
Jones Lang LaSalle, Inc.	320,785	35,116,334

TOTAL FINANCIAL		339,394,906

Industrial (24.09%)
Electrical Components & Equipment (1.90%)
EnerSys	360,436	22,473,185

Electronics (7.13%)
Ituran Location and Control, Ltd.	1,951,094	46,748,212
Woodward, Inc.	643,416	37,665,573
		84,413,785

Industrial Services (1.27%)
MSC Industrial Direct Co., Inc., Class A	209,839	15,072,735

Machinery-Diversified (4.82%)
Concentric AB	2,123,280	25,929,971
Lindsay Corp.	443,973	31,149,145
		57,079,116

Metal Fabricate/Hardware (2.49%)
Timken Co.	882,041	29,504,271

Miscellaneous Manufacturing (4.16%)
Actuant Corp., Class A	1,005,939	23,891,051
Crane Co.	192,771	12,009,634

	Shares	Value (Note 2)
Industrial (continued)
Miscellaneous Manufacturing (continued)
Donaldson Co., Inc.	367,240	$13,268,381
		49,169,066

Transportation (2.32%)
Forward Air Corp.	591,746	27,386,005

TOTAL INDUSTRIAL		285,098,163

Technology (4.86%)
Software (4.86%)
ACI Worldwide, Inc.(a)	2,904,316	57,534,500

TOTAL TECHNOLOGY		57,534,500

TOTAL COMMON STOCKS (Cost $1,024,344,566)		1,067,936,934

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.90%)
Money Market Fund (8.90%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.210%	105,304,396	105,304,396

TOTAL SHORT TERM INVESTMENTS (Cost $105,304,396)			105,304,396

TOTAL INVESTMENTS (99.12%) (Cost $1,129,648,962)			$1,173,241,330

Other Assets In Excess Of Liabilities (0.88%)			10,453,560

NET ASSETS (100.00%)			$1,183,694,890

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

 Notes to Quarterly Statement of Investments

July 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2016, the Trust had 31 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds are classified as a non-diversified investment company for purpose of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Statement of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statement of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full  term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair  value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 Notes to Quarterly Statement of Investments

July 31, 2016 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of July 31, 2016.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks(a)	$1,382,086,701	$–	$–	$1,382,086,701
Short Term Investments	33,338,744	–	–	33,338,744
TOTAL	$1,415,425,445	$–	$–	$1,415,425,445

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks(a)	$1,067,936,934	$–	$–	$1,067,936,934
Short Term Investments	105,304,396	–	–	105,304,396
TOTAL	$1,173,241,330	$–	$–	$1,173,241,330

(a)	For detailed descriptions, see the accompanying Statements of Investments.

The Funds recognize transfers between levels as of the end of period. For the three months ended July 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

 Notes to Quarterly Statement of Investments

July 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$159,169,313	$129,403,023
Gross depreciation (excess of tax cost over value)	(111,796,741)	(87,556,392)
Net unrealized appreciation	$47,372,572	$41,846,631
Cost of investments for income tax purposes	$1,368,052,873	$1,131,394,699

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 28, 2016